UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments January 31, 2016 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

Fidelity® GNMA Fund

Semiannual Report

January 31, 2016

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During PeriodC August 1, 2015 to January 31, 2016
Actual	.45%	$ 1,000.00	$ 1,014.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2016
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	5.5	5.3
1 - 1.99%	0.1	0.0
2 - 2.99%	2.8	2.8
3 - 3.99%	47.0	40.3
4 - 4.99%	26.4	24.4
5 - 5.99%	7.5	10.3
6 - 6.99%	1.4	1.4
7 - 7.99%	0.8	0.8
8% and above	2.2	1.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2016
6 months ago
Years	5.3	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2016
6 months ago
Years	2.4	3.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2016*	As of July 31, 2015**
Mortgage Securities 89.2%	Mortgage Securities 89.8%
CMOs and Other Mortgage Related Securities 18.1%	CMOs and Other Mortgage Related Securities 16.4%
Short-Term Investments and Net Other Assets (Liabilities)†† (7.3)%	Short-Term Investments and Net Other Assets (Liabilities)†† (6.2)%

* GNMA Securities	106.8%	** GNMA Securities	105.7%
* Futures and Swaps	(7.4)%	** Futures and Swaps	(6.2)%
††Short-Term Investments and Net Other Assets (liabilities) are not included in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments January 31, 2016

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.6%
1.899% 2/1/33 (d)	$ 57	$ 59
1.95% 7/1/35 (d)	36	37
1.988% 3/1/35 (d)	53	55
2.006% 12/1/34 (d)	91	94
2.027% 9/1/33 (d)	782	809
2.048% 10/1/33 (d)	33	34
2.108% 3/1/36 (d)	236	246
2.175% 3/1/35 (d)	9	9
2.204% 1/1/35 (d)	338	352
2.23% 7/1/34 (d)	56	58
2.355% 6/1/47 (d)	277	292
2.366% 3/1/33 (d)	166	173
2.378% 7/1/36 (d)	183	191
2.411% 8/1/35 (d)	508	534
2.437% 11/1/36 (d)	401	422
2.469% 5/1/35 (d)	499	524
2.559% 10/1/33 (d)	76	81
2.684% 7/1/34 (d)	799	848
2.686% 9/1/34 (d)	476	506
2.903% 8/1/35 (d)	790	840
3.5% 2/1/46 (a)	43,000	45,009
3.5% 2/1/46 (a)	43,000	45,009
5.5% 12/1/17 to 3/1/20	299	317
6.5% 10/1/17	30	32
7% 11/1/16 to 3/1/17	96	98
7.5% 4/1/17	3	3
8.5% 12/1/27	72	85
9.5% 9/1/30	14	17
10.25% 10/1/18	2	2
		96,736
Freddie Mac - 0.2%
1.825% 3/1/37 (d)	33	35
2.106% 12/1/35 (d)	474	492
2.277% 6/1/33 (d)	434	454
2.35% 7/1/35 (d)	284	297
2.372% 11/1/35 (d)	477	497
2.407% 10/1/36 (d)	543	569
2.461% 10/1/35 (d)	258	271
2.489% 4/1/36 (d)	336	355
2.511% 6/1/33 (d)	1,217	1,285
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.513% 12/1/35 (d)	$ 2,929	$ 3,077
2.563% 5/1/37 (d)	135	143
2.61% 8/1/34 (d)	152	160
2.677% 3/1/35 (d)	1,960	2,082
2.698% 6/1/33 (d)	1,383	1,460
2.76% 3/1/33 (d)	11	12
5.5% 7/1/24 to 1/1/25	1,167	1,292
8.5% 10/1/18 to 6/1/25	17	20
9% 7/1/18 to 3/1/20	1	1
9.5% 7/1/30	35	39
10% 7/1/16	1	1
		12,542
Ginnie Mae - 93.8%
2.5% 2/20/41 to 7/20/45	115,057	115,024
3% 5/15/27 to 12/20/45	1,096,859	1,132,903
3% 2/1/46 (a)	20,500	21,128
3.5% 9/15/26 to 1/20/46 (b)(c)	1,269,135	1,341,199
3.5% 2/1/46 (a)	133,900	141,139
3.5% 2/1/46 (a)	133,900	141,139
3.5% 2/1/46 (a)	194,900	205,437
3.5% 2/1/46 (a)	74,700	78,738
3.5% 2/1/46 (a)	77,900	82,111
3.5% 2/1/46 (a)	3,500	3,689
3.5% 2/1/46 (a)	4,000	4,216
3.5% 2/1/46 (a)	20,000	21,081
3.5% 2/1/46 (a)	10,000	10,541
3.5% 2/1/46 (a)	10,000	10,541
3.5% 2/1/46 (a)	6,000	6,324
3.5% 2/1/46 (a)	30,000	31,622
3.5% 2/1/46 (a)	66,000	69,568
3.7% 10/15/42	15,757	16,771
3.75% 8/20/45 to 1/20/46	19,935	21,102
4% 2/20/33 to 1/20/46 (b)	1,053,512	1,130,340
4% 5/15/44	4,565	4,905
4% 2/1/46 (a)	22,600	24,148
4.25% 1/20/46	1,125	1,205
4.3% 8/20/61 (g)	9,442	9,845
4.5% 7/15/33 to 11/20/45	519,505	566,312
4.649% 2/20/62 (g)	6,414	6,831
4.682% 2/20/62 (g)	8,672	9,188
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.75% 7/15/40	$ 1,875	$ 2,057
4.875% 9/15/39 to 12/15/39	11,628	12,804
5% 8/15/18 to 4/15/41	172,322	192,551
5.09% 4/15/36 to 11/15/36	8,355	9,376
5.35% 4/20/29 to 12/20/30	15,373	16,829
5.391% 11/20/59 (g)	32,084	33,285
5.5% 12/20/18 to 2/20/42	65,663	73,664
6% 8/15/17 to 3/15/39	22,531	26,049
6.45% 10/15/31 to 8/15/32	645	765
6.5% 5/15/23 to 1/15/39	14,406	16,774
7% 12/20/16 to 9/20/34	25,301	29,851
7.25% 9/15/27	47	56
7.395% 6/20/25 to 2/20/27	657	758
7.5% 9/15/21 to 9/20/32	10,557	12,512
8% 1/15/20 to 9/15/31	2,889	3,434
8.5% 7/15/16 to 2/15/31	295	343
9% 9/15/19 to 5/15/30	246	278
9.5% 4/20/16 to 3/20/17	8	8
10.5% 3/15/16 to 10/15/18	10	10
		5,638,451
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,652,129)		5,747,729
Collateralized Mortgage Obligations - 18.1%

U.S. Government Agency - 18.1%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,762	3,093
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(e)	423	81
Series 339 Class 5, 5.5% 7/25/33 (e)	551	115
Series 343 Class 16, 5.5% 5/25/34 (e)	454	79
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	878	1,070
Series 40 Class K, 6.5% 8/17/24	304	342
sequential payer Series 2204 Class N, 7.5% 12/20/29	2,001	2,400
Ginnie Mae:
3% 1/1/40 (a)	51,089	52,567
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae: - continued
5.7245% 1/1/40 (a)	$ 73,650	$ 16,137
5.955% 1/1/40 (a)	38,317	6,626
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	8,690	9,764
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.776% 5/20/31 (d)	180	180
Series 2002-41 Class HF, 0.8255% 6/16/32 (d)	203	204
Series 2007-37 Class TS, 6.2645% 6/16/37 (d)(e)(f)	2,455	424
Series 2008-51 Class FE, 1.1755% 6/16/38 (d)	540	547
Series 2008-57 Class AF, 1.006% 7/20/38 (d)	1,823	1,843
Series 2010-130 Class KF, 1.0755% 10/16/40 (d)	3,725	3,775
Series 2010-H03 Class FA, 0.9719% 3/20/60 (d)(g)	28,617	28,457
Series 2010-H17 Class FA, 0.7519% 7/20/60 (d)(g)	15,379	15,123
Series 2010-H18 Class AF, 0.551% 9/20/60 (d)(g)	18,681	18,350
Series 2010-H19 Class FG, 0.551% 8/20/60 (d)(g)	22,344	21,964
Series 2010-H27 Series FA, 0.631% 12/20/60 (d)(g)	6,348	6,243
Series 2011-H05 Class FA, 0.751% 12/20/60 (d)(g)	10,931	10,826
Series 2011-H07 Class FA, 0.751% 2/20/61 (d)(g)	4,666	4,632
Series 2011-H12 Class FA, 0.741% 2/20/61 (d)(g)	25,471	25,183
Series 2011-H13 Class FA, 0.751% 4/20/61 (d)(g)	9,683	9,589
Series 2011-H14:
Class FB, 0.751% 5/20/61 (d)(g)	11,194	11,077
Class FC, 0.751% 5/20/61 (d)(g)	10,329	10,230
Series 2011-H17 Class FA, 0.781% 6/20/61 (d)(g)	14,163	14,026
Series 2011-H21 Class FA, 0.851% 10/20/61 (d)(g)	15,806	15,718
Series 2012-48 Class FA, 0.7755% 4/16/42 (d)	1,143	1,146
Series 2012-76 Class GF 0.7255% 6/16/42 (d)	1,310	1,311
Series 2012-H01 Class FA, 0.951% 11/20/61 (d)(g)	13,636	13,577
Series 2012-H03 Class FA, 0.951% 1/20/62 (d)(g)	8,894	8,878
Series 2012-H06 Class FA, 0.881% 1/20/62 (d)(g)	13,544	13,490
Series 2012-H07 Class FA, 0.881% 3/20/62 (d)(g)	8,219	8,183
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H26, Class CA, 0.781% 7/20/60 (d)(g)	$ 37,490	$ 37,449
Series 2015-H13 Class FL, 0.531% 5/20/63 (d)(g)	52,614	52,391
Series 2015-H19 Class FA, 0.451% 4/20/63 (d)(g)	39,587	39,404
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,202	3,668
Series 2002-50 Class PE, 6% 7/20/32	3,844	4,442
Series 2004-19 Class DP, 5.5% 3/20/34	302	318
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,212
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,706
Series 2006-50 Class JC, 5% 6/20/36	5,024	5,494
Series 2010-117 Class E, 3% 10/20/39	10,076	10,393
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	4,741	543
Series 2011-52 Class PA, 4.25% 2/16/41	23,666	25,298
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,518	1,713
Series 2001-49 Class Z, 7% 10/16/31	829	987
Series 2002-18 Class ZB, 6% 3/20/32	1,488	1,703
Series 2002-24 Class SK, 7.5245% 4/16/32 (d)(e)(f)	996	216
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	108	134
Class Z, 6.5% 5/16/32	2,098	2,462
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,431	1,677
Series 2002-42 Class ZA, 6% 6/20/32	992	1,139
Series 2002-43 Class Z, 6.5% 6/20/32	2,707	3,178
Series 2002-45 Class Z, 6% 6/20/32	595	688
Series 2003-75 Class ZA, 5.5% 9/20/33	3,590	3,933
Series 2004-24 Class ZM, 5% 4/20/34	8,206	9,160
Series 2004-46 Class BZ, 6% 6/20/34	4,310	4,961
Series 2004-61 Class Z, 5% 8/16/34	19,650	22,544
Series 2004-86 Class G, 6% 10/20/34	6,273	7,780
Series 2005-26 Class ZA, 5.5% 1/20/35	17,595	20,431
Series 2005-28 Class AJ, 5.5% 4/20/35	9,475	10,049
Series 2005-47 Class ZY, 6% 6/20/35	7,536	9,236
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,219
Series 2005-82 Class JV, 5% 6/20/35	3,500	4,008
Series 2006-2 Class Z, 5.5% 1/20/36	11,252	12,803
Series 2008-17 Class BN, 5% 2/20/38	7,184	7,836
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2011-21 Class SB, 8.649% 2/16/41 (d)(f)	$ 15,000	$ 17,861
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,947
Series 1999-40 Class SE, 8.5245% 11/16/29 (d)(e)(f)	262	10
Series 1999-43:
Class SJ, 7.5745% 11/16/29 (d)(e)(f)	2,036	264
Class UN, 7.5745% 11/16/29 (d)(e)	782	53
Series 1999-45 Class SC, 8.1745% 12/16/29 (d)(e)	394	9
Series 2000-35 Class SA, 7.5245% 12/16/26 (d)(e)(f)	2,138	473
Series 2000-36 Class S, 7.5245% 11/16/30 (d)(e)	1,562	328
Series 2001-3 Class S, 7.6745% 2/16/31 (d)(e)	301	63
Series 2001-36:
Class SB, 7.6745% 12/16/23 (d)(e)(f)	820	147
Class SP, 8.3245% 9/16/26 (d)(e)	561	87
Series 2001-38 Class SB, 7.1545% 8/16/31 (d)(e)(f)	502	99
Series 2001-41 Class SG, 8.3245% 9/16/31 (d)(e)	293	40
Series 2001-49:
Class SC, 7.1745% 12/16/25 (d)(e)(f)	1,061	179
Class SL, 7.1745% 5/16/30 (d)(e)(f)	1,443	280
Class SV, 7.8245% 12/16/28 (d)(e)(f)	419	28
Series 2001-50:
Class SD, 7.774% 11/20/31 (d)(e)(f)	843	211
Class ST, 7.2745% 8/16/27 (d)(e)(f)	339	71
Class SV, 8.8745% 9/16/27 (d)(e)	1,276	190
Series 2001-65 Class SV, 7.674% 2/20/29 (d)(e)(f)	1,933	496
Series 2002-21 Class SV, 7.6745% 3/16/32 (d)(e)(f)	2,574	598
Series 2002-5 Class SP, 7.0245% 1/16/32 (d)(e)(f)	517	90
Series 2003-23 Class S, 6.1245% 12/16/29 (d)(e)(f)	2,475	465
Series 2003-42 Class SH, 6.124% 5/20/33 (d)(e)(f)	992	213
Series 2004-32 Class GS, 6.0745% 5/16/34 (d)(e)(f)	718	165
Series 2004-59 Class SC, 6.7745% 8/16/34 (d)(e)	4,214	1,017
Series 2004-73 Class AL, 6.7745% 8/17/34 (d)(e)(f)	1,525	380
Series 2005-13 Class SA, 6.374% 2/20/35 (d)(e)(f)	8,907	1,609
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,220
Series 2005-82 Class NS, 5.874% 7/20/34 (d)(e)	9,122	1,646
Series 2006-13 Class DS, 10.461% 3/20/36 (d)(f)	8,801	11,335
Series 2007-35 Class SC, 37.647% 6/16/37 (d)(f)	2,742	5,371
Series 2008-15 Class CI, 6.064% 2/20/38 (d)(e)	4,124	680
Series 2008-88 Class BZ, 5.5% 5/20/33	17,524	19,452
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2009-13 Class E, 4.5% 3/16/39	$ 7,252	$ 7,670
Series 2009-42 Class AY, 5% 6/16/37	4,763	5,242
Series 2010-14 Class SN, 5.5245% 2/16/40 (d)(e)(f)	6,024	1,180
Series 2010-167 Class KW, 5% 9/20/36	57	57
Series 2010-35 Class QI, 4.5% 3/20/40 (e)	6,530	1,103
Series 2010-98 Class HS, 6.174% 8/20/40 (d)(e)	4,285	796
Series 2010-H10 Class FA, 0.7519% 5/20/60 (d)(g)	10,914	10,740
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	6,642	6,870
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,040	241
Series 2012-64 Class KB, 7.5009% 5/20/41 (d)	1,615	1,896
Series 2012-76 Class GS, 6.2745% 6/16/42 (d)(e)(f)	3,977	798
Series 2013-116 Class PT, 3.5% 8/16/43	27,077	28,656
Series 2013-124:
Class ES, 8.0987% 4/20/39 (d)(f)	10,596	11,780
Class ST, 8.232% 8/20/39 (d)(f)	19,904	23,345
Series 2013-147 Class A/S, 5.724% 10/20/43 (d)(e)	7,568	1,238
Series 2013-39 Class GS, 8.648% 3/20/41 (d)	58,981	70,138
Series 2014-183 Class BI, 4.5% 12/20/44 (e)	31,432	5,268
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	79,216	80,825
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	30,276	30,902
Series 2015-H21:
Class HZ, 4.5711% 6/20/63 (d)(g)	5,077	5,727
Class JZ, 4.7231% 6/20/65 (d)(g)	1,016	1,171
Ginnie Mae pass thru certificates:
Series 2010-85 Class SE, 6.124% 7/20/40 (d)(e)	4,806	883
3% 1/1/40 (a)	55,237	56,956
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,060,863)		1,087,984
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(e)	4,746	13
Series 2001-12 Class X, 0.643% 7/16/40 (d)(e)	1,326	3
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6043% 9/16/42 (d)(e)	11,771	244
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2002-62 Class IO, 1.1373% 8/16/42 (d)(e)	$ 2,869	$ 66
Series 2002-85 Class X, 0.6117% 3/16/42 (d)(e)	3,755	68
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,556)		394
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.49%, dated 1/29/16 due 2/1/16 (Collateralized by U.S. Government Obligations) # (Cost $46,361)	$ 46,363	46,361
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $6,770,909)		6,882,468
NET OTHER ASSETS (LIABILITIES) - (14.5)%		(870,211)
NET ASSETS - 100%		$ 6,012,257
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 2/1/46	$ (43,000)	(45,009)
3.5% 2/1/46	(43,000)	(45,009)
TOTAL FANNIE MAE		(90,018)
Ginnie Mae
2.5% 2/1/46	(50,000)	(49,871)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 2/1/46	$ (10,700)	$ (11,028)
3% 2/1/46	(19,000)	(19,582)
3.5% 2/1/46	(43,000)	(45,325)
3.5% 2/1/46	(62,100)	(65,456)
3.5% 2/1/46	(30,000)	(31,622)
3.5% 2/1/46	(10,000)	(10,541)
3.5% 2/1/46	(30,000)	(31,622)
3.5% 2/1/46	(30,000)	(31,622)
3.5% 2/1/46	(5,500)	(5,797)
TOTAL GINNIE MAE		(302,466)
TOTAL TBA SALE COMMITMENTS (Proceeds $389,573)		$ (392,484)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Mar. 2018	$ 162,100	3-month LIBOR	1.5%	$ (1,078)	$ 0	$ (1,078)
LCH	Mar. 2021	180,600	3-month LIBOR	2%	(3,538)	0	(3,538)
LCH	Mar. 2026	91,500	3-month LIBOR	2.5%	(3,170)	0	(3,170)
LCH	Mar. 2046	19,000	3-month LIBOR	2.75%	(1,364)	0	(1,364)
TOTAL INTEREST RATE SWAPS					$ (9,150)	$ 0	$ (9,150)

For the period, the average monthly notional amount for swaps in the aggregate was $435,267,000.

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $15,224,000.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $579,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$46,361,000 due 2/01/16 at 0.49%
Commerz Markets LLC	$ 46,361
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (9,150)
Total Value of Derivatives	$ -	$ (9,150)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2016

Assets
Investment in securities, at value (including repurchase agreements of $46,361) - See accompanying schedule: Unaffiliated issuers (cost $6,770,909)		$ 6,882,468
Receivable for investments sold		244,589
Receivable for TBA sale commitments		389,573
Receivable for fund shares sold		7,344
Interest receivable		17,112
Other receivables		46
Total assets		7,541,132

Liabilities
TBA sale commitments, at value	$ 392,484
Payable for investments purchased on a delayed delivery basis	1,127,866
Payable for fund shares redeemed	3,549
Distributions payable	1,021
Accrued management fee	1,541
Payable for daily variation margin for derivative instruments	1,672
Other affiliated payables	696
Other payables and accrued expenses	46
Total liabilities		1,528,875

Net Assets		$ 6,012,257
Net Assets consist of:
Paid in capital		$ 5,930,151
Distributions in excess of net investment income		(14,231)
Accumulated undistributed net realized gain (loss) on investments		(3,161)
Net unrealized appreciation (depreciation) on investments		99,498
Net Assets, for 517,386 shares outstanding		$ 6,012,257
Net Asset Value, offering price and redemption price per share ($6,012,257 divided by 517,386 shares)		$ 11.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2016
Investment Income
Interest		$ 77,103

Expenses
Management fee	$ 9,248
Transfer agent fees	2,978
Fund wide operations fee	1,163
Independent trustees' compensation	13
Miscellaneous	52
Total expenses before reductions	13,454
Expense reductions	-	13,454
Net investment income (loss)		63,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,677
Swaps	(15,095)
Total net realized gain (loss)		(418)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,993
Swaps	(1,154)
Delayed delivery commitments	2,456
Total change in net unrealized appreciation (depreciation)		22,295
Net gain (loss)		21,877
Net increase (decrease) in net assets resulting from operations		$ 85,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,649	$ 123,137
Net realized gain (loss)	(418)	91,345
Change in net unrealized appreciation (depreciation)	22,295	(12,834)
Net increase (decrease) in net assets resulting from operations	85,526	201,648
Distributions to shareholders from net investment income	(58,956)	(117,959)
Distributions to shareholders from net realized gain	(30,293)	-
Total distributions	(89,249)	(117,959)
Share transactions
Proceeds from sales of shares	683,398	1,401,468
Reinvestment of distributions	80,778	104,895
Cost of shares redeemed	(692,850)	(2,328,395)
Net increase (decrease) in net assets resulting from share transactions	71,326	(822,032)
Total increase (decrease) in net assets	67,603	(738,343)

Net Assets
Beginning of period	5,944,654	6,682,997
End of period (including distributions in excess of net investment income of $14,231 and distributions in excess of net investment income of $18,924, respectively)	$ 6,012,257	$ 5,944,654
Other Information
Shares
Sold	59,049	120,398
Issued in reinvestment of distributions	6,984	9,009
Redeemed	(59,903)	(200,006)
Net increase (decrease)	6,130	(70,599)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity GNMA Fund

	Six months ended January 31,	Years ended July 31,
	2016	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.49	$ 11.30	$ 11.98	$ 11.78	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.124	.228	.257	.222	.326	.376
Net realized and unrealized gain (loss)	.040	.130	.252	(.520)	.348	.196
Total from investment operations	.164	.358	.509	(.298)	.674	.572
Distributions from net investment income	(.115)	(.218)	(.252)E	(.216)	(.330)	(.378)
Distributions from net realized gain	(.059)	-	(.067)E	(.166)	(.144)	(.324)
Total distributions	(.174)	(.218)	(.319)	(.382)	(.474)	(.702)
Net asset value, end of period	$ 11.62	$ 11.63	$ 11.49	$ 11.30	$ 11.98	$ 11.78
Total ReturnB, C	1.42%	3.13%	4.58%	(2.57)%	5.83%	5.04%
Ratios to Average Net AssetsF
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.13%A	1.96%	2.26%	1.90%	2.75%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 6,012	$ 5,945	$ 6,683	$ 8,154	$ 10,749	$ 8,025
Portfolio turnover rate	250%A	450%	409%	363%	263%	367%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2016

(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 136,224
Gross unrealized depreciation	(24,830)
Net unrealized appreciation (depreciation) on securities	$ 111,394
Tax cost	$ 6,771,074

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps	$ (15,095)	$ (1,154)
TotalsA	$ (15,095)	$ (1,154)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Semiannual Report

3. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee in the amount of less than five hundred dollars.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) at January 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity GNMA Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 17, 2016

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOG-USAN-0316
1.930528.104
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2016

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.50	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.60	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 997.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 996.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 985.20	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 984.00	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 981.50	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 986.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 986.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 970.60	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 969.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 967.00	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 960.60	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 959.20	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 957.00	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 951.80	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 950.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 948.30	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 945.70	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 944.50	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 942.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 941.20	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 940.10	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 937.70	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 938.10	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 936.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 934.60	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 935.30	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 934.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 932.10	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 933.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 932.20	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 929.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 931.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 930.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 927.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 932.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 932.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 929.50	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 928.30	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 926.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 930.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 930.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 927.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 926.20	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 923.80	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 924.80	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 923.70	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 921.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 926.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 925.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.5	0.6
Fidelity Blue Chip Growth Fund	0.4	0.6
Fidelity Equity-Income Fund	0.6	0.9
Fidelity Large Cap Stock Fund	0.5	0.6
Fidelity Series 100 Index Fund	0.4	0.6
Fidelity Series Broad Market Opportunities Fund	0.7	1.0
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	3.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.0	0.4
Fidelity Strategic Real Return Fund	0.0	0.4
Fidelity Total Bond Fund	0.0	1.3
	0.0	2.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	91.6	77.9
Fidelity Short-Term Bond Fund	5.2	15.6
	96.8	93.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 3.2%
	Shares	Value
Domestic Equity Funds - 3.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	3,336	$ 55,882
Fidelity Blue Chip Growth Fund (b)	823	52,072
Fidelity Equity-Income Fund (b)	1,647	80,013
Fidelity Large Cap Stock Fund (b)	2,527	60,962
Fidelity Series 100 Index Fund (b)	4,087	52,072
Fidelity Series Broad Market Opportunities Fund (b)	6,878	92,714
Fidelity Series Small Cap Opportunities Fund (b)	674	7,620
TOTAL EQUITY FUNDS (Cost $340,995)		401,335
Short-Term Funds - 96.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	11,636,203	$ 11,636,203
Fidelity Short-Term Bond Fund (b)	77,269	662,967
TOTAL SHORT-TERM FUNDS (Cost $12,268,087)		12,299,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,609,082)		12,700,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161)
NET ASSETS - 100%		$ 12,700,344
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 52,219	$ 38,301	$ 24,470	$ 2,350	$ 55,882
Fidelity Blue Chip Growth Fund	48,850	36,402	24,815	19	52,072
Fidelity Equity-Income Fund	74,959	53,959	36,206	1,355	80,013
Fidelity Government Income Fund	35,374	10,317	45,336	167	-
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6,556,828	7,006,990	1,927,612	7,767	11,636,203
Fidelity Large Cap Stock Fund	56,430	40,336	26,325	458	60,962
Fidelity Series 100 Index Fund	48,850	33,406	26,624	1,185	52,072
Fidelity Series Broad Market Opportunities Fund	85,908	63,408	43,209	352	92,714
Fidelity Series Small Cap Opportunities Fund	7,580	6,027	4,506	29	7,620
Fidelity Short-Term Bond Fund	1,314,734	614,067	1,263,818	5,732	662,967
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	230	-
Fidelity Total Bond Fund	105,280	31,206	134,307	948	-
Total	$ 8,422,386	$ 7,944,603	$ 3,601,318	$ 20,592	$ 12,700,505
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $12,609,082) - See accompanying schedule		$ 12,700,505
Cash		3
Receivable for investments sold		62,806
Total assets		12,763,314

Liabilities
Payable for investments purchased	$ 37,851
Payable for fund shares redeemed	24,978
Distribution and service plan fees payable	141
Total liabilities		62,970

Net Assets		$ 12,700,344
Net Assets consist of:
Paid in capital		$ 12,596,825
Undistributed net investment income		1,503
Accumulated undistributed net realized gain (loss) on investments		10,593
Net unrealized appreciation (depreciation) on investments		91,423
Net Assets		$ 12,700,344
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($61,468 divided by 1,211.8 shares)		$ 50.72

Maximum offering price per share (100/94.25 of $50.72)		$ 53.81
Class T: Net Asset Value and redemption price per share ($93,345 divided by 1,843.8 shares)		$ 50.63

Maximum offering price per share (100/96.50 of $50.63)		$ 52.47
Class C: Net Asset Value and offering price per share ($104,984 divided by 2,097.6 shares)A		$ 50.05

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($12,424,958 divided by 245,030.6 shares)		$ 50.71

Class I: Net Asset Value, offering price and redemption price per share ($15,589 divided by 307.4 shares)		$ 50.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,592

Expenses
Distribution and service plan fees	$ 1,185
Independent trustees' compensation	21
Total expenses before reductions	1,206
Expense reductions	(21)	1,185
Net investment income (loss)		19,407
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,082
Capital gain distributions from underlying funds	14,113
Total net realized gain (loss)		33,195
Change in net unrealized appreciation (depreciation) on underlying funds		(84,253)
Net gain (loss)		(51,058)
Net increase (decrease) in net assets resulting from operations		$ (31,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,407	$ 22,501
Net realized gain (loss)	33,195	134,883
Change in net unrealized appreciation (depreciation)	(84,253)	(110,667)
Net increase (decrease) in net assets resulting from operations	(31,651)	46,717
Distributions to shareholders from net investment income	(18,507)	(22,389)
Distributions to shareholders from net realized gain	(57,438)	(140,708)
Total distributions	(75,945)	(163,097)
Share transactions - net increase (decrease)	4,385,951	3,544,235
Total increase (decrease) in net assets	4,278,355	3,427,855

Net Assets
Beginning of period	8,421,989	4,994,134
End of period (including undistributed net investment income of $1,503 and undistributed net investment income of $603, respectively)	$ 12,700,344	$ 8,421,989

Financial Highlights - Fidelity Income Replacement 2016 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.037	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	(.267)	.307	1.012	1.219	.842	3.054
Total from investment operations	(.230)	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.020)	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.320)	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 50.72	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnB, C, D	(.45)%	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14%A	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss) E	(.027)	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	(.251)	.303	1.006	1.225	.847	3.043
Total from investment operations	(.278)	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.002)	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.302)	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 50.63	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnB, C, D	(.54)%	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.11)%A	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss) E	(.153)	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	(.257)	.299	1.014	1.225	.837	3.055
Total from investment operations	(.410)	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.300)	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.05	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnB, C, D	(.81)%	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.60)%A	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.099	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	(.253)	.300	1.007	1.229	.838	3.055
Total from investment operations	(.154)	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.30)%	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,425	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.100	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	(.264)	.310	1.007	1.228	.836	3.054
Total from investment operations	(.164)	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.32)%	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.4	1.7
Fidelity Blue Chip Growth Fund	1.2	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.2	13.8
	17.0	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	46.9	40.4
Fidelity Short-Term Bond Fund	26.5	24.6
	73.4	65.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,367	$ 73,148
Fidelity Blue Chip Growth Fund (b)	1,071	67,730
Fidelity Equity-Income Fund (b)	2,142	104,033
Fidelity Large Cap Stock Fund (b)	3,235	78,025
Fidelity Series 100 Index Fund (b)	5,316	67,730
Fidelity Series Broad Market Opportunities Fund (b)	8,883	119,746
Fidelity Series Small Cap Opportunities Fund (b)	910	10,295
TOTAL EQUITY FUNDS (Cost $426,663)		520,707
Fixed-Income Funds - 17.0%

Investment Grade Fixed-Income Funds - 17.0%
Fidelity Government Income Fund (b)	17,647	184,766
Fidelity Strategic Real Return Fund (b)	22,671	184,767
Fidelity Total Bond Fund (b)	53,815	553,757
TOTAL FIXED-INCOME FUNDS (Cost $945,722)		923,290
Short-Term Funds - 73.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,541,219	$ 2,541,219
Fidelity Short-Term Bond Fund (b)	167,035	1,433,158
TOTAL SHORT-TERM FUNDS (Cost $3,967,828)		3,974,377
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,340,213)		5,418,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(650)
NET ASSETS - 100%		$ 5,417,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 101,827	$ 26,084	$ 39,210	$ 103	$ 73,148
Fidelity Blue Chip Growth Fund	94,554	25,979	39,889	20	67,730
Fidelity Equity-Income Fund	144,861	36,973	57,956	2,108	104,033
Fidelity Government Income Fund	278,812	52,721	145,169	2,212	184,766
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,450,520	848,392	757,694	2,679	2,541,219
Fidelity Large Cap Stock Fund	109,101	27,360	44,024	688	78,025
Fidelity Series 100 Index Fund	94,554	20,535	42,019	1,675	67,730
Fidelity Series Broad Market Opportunities Fund	166,681	43,582	69,922	529	119,746
Fidelity Series Small Cap Opportunities Fund	14,547	3,638	5,537	47	10,295
Fidelity Short-Term Bond Fund	1,489,828	388,214	442,835	7,929	1,433,158
Fidelity Strategic Real Return Fund	278,813	51,178	127,175	2,630	184,767
Fidelity Total Bond Fund	837,043	160,794	420,863	11,697	553,757
Total	$ 6,061,141	$ 1,685,450	$ 2,192,293	$ 32,317	$ 5,418,374
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,340,213) - See accompanying schedule		$ 5,418,374
Cash		3
Receivable for investments sold		68,811
Total assets		5,487,188

Liabilities
Payable for investments purchased	$ 53,825
Payable for fund shares redeemed	15,001
Distribution and service plan fees payable	638
Total liabilities		69,464

Net Assets		$ 5,417,724
Net Assets consist of:
Paid in capital		$ 5,475,459
Undistributed net investment income		1,262
Accumulated undistributed net realized gain (loss) on investments		(137,158)
Net unrealized appreciation (depreciation) on investments		78,161
Net Assets		$ 5,417,724
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($519,827 divided by 9,641.2 shares)		$ 53.92

Maximum offering price per share (100/94.25 of $53.92)		$ 57.21
Class T: Net Asset Value and redemption price per share ($305,600 divided by 5,666.6 shares)		$ 53.93

Maximum offering price per share (100/96.50 of $53.93)		$ 55.89

Class C: Net Asset Value and offering price per share ($481,370 divided by 8,964.9 shares)A		$ 53.69

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,851,781 divided by 71,422.6 shares)		$ 53.93

Class I: Net Asset Value, offering price and redemption price per share ($259,146 divided by 4,804.7 shares)		$ 53.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,317

Expenses
Distribution and service plan fees	$ 4,005
Independent trustees' compensation	13
Total expenses before reductions	4,018
Expense reductions	(13)	4,005
Net investment income (loss)		28,312
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,352
Capital gain distributions from underlying funds	27,359
Total net realized gain (loss)		60,711
Change in net unrealized appreciation (depreciation) on underlying funds		(169,275)
Net gain (loss)		(108,564)
Net increase (decrease) in net assets resulting from operations		$ (80,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,312	$ 58,048
Net realized gain (loss)	60,711	198,431
Change in net unrealized appreciation (depreciation)	(169,275)	(126,215)
Net increase (decrease) in net assets resulting from operations	(80,252)	130,264
Distributions to shareholders from net investment income	(27,989)	(58,273)
Distributions to shareholders from net realized gain	(2,469)	(6,904)
Total distributions	(30,458)	(65,177)
Share transactions - net increase (decrease)	(531,916)	(1,203,751)
Total increase (decrease) in net assets	(642,626)	(1,138,664)

Net Assets
Beginning of period	6,060,350	7,199,014
End of period (including undistributed net investment income of $1,262 and undistributed net investment income of $939, respectively)	$ 5,417,724	$ 6,060,350

Financial Highlights - Fidelity Income Replacement 2018 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) E	.235	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	(1.047)	.583	2.080	2.135	.909	3.655
Total from investment operations	(.812)	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.234)	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.258)	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 53.92	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnB, C, D	(1.48)%	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.86%A	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) E	.167	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	(1.046)	.573	2.085	2.133	.909	3.664
Total from investment operations	(.879)	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.167)	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.191)	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnB, C, D	(1.60)%	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.61%A	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) E	.031	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	(1.045)	.574	2.073	2.129	.912	3.659
Total from investment operations	(1.014)	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.072)	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.096)	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 53.69	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnB, C, D	(1.85)%	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.11%A	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	(1.048)	.582	2.081	2.135	.908	3.657
Total from investment operations	(.745)	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnB, C	(1.36)%	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	(1.038)	.571	2.091	2.124	.915	3.668
Total from investment operations	(.735)	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.94	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnB, C	(1.34)%	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	2.8	3.0
Fidelity Blue Chip Growth Fund	2.5	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	3.0	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.2	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	22.3	18.4
Fidelity Short-Term Bond Fund	18.9	18.5
	41.2	36.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	13,477	$ 225,734
Fidelity Blue Chip Growth Fund (b)	3,308	209,257
Fidelity Equity-Income Fund (b)	6,632	322,124
Fidelity Large Cap Stock Fund (b)	10,042	242,211
Fidelity Series 100 Index Fund (b)	16,425	209,257
Fidelity Series Broad Market Opportunities Fund (b)	27,502	370,730
Fidelity Series Small Cap Opportunities Fund (b)	2,841	32,130
TOTAL EQUITY FUNDS (Cost $1,237,040)		1,611,443
Fixed-Income Funds - 39.2%

Investment Grade Fixed-Income Funds - 39.2%
Fidelity Government Income Fund (b)	61,769	646,718
Fidelity Strategic Real Return Fund (b)	79,352	646,719
Fidelity Total Bond Fund (b)	188,547	1,940,151
TOTAL FIXED-INCOME FUNDS (Cost $3,340,255)		3,233,588
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,838,822	$ 1,838,822
Fidelity Short-Term Bond Fund (b)	181,188	1,554,595
TOTAL SHORT-TERM FUNDS (Cost $3,380,382)		3,393,417
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,677)		8,238,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,086)
NET ASSETS - 100%		$ 8,237,362
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 72,232	$ 3,370	$ 70,817	$ 146	$ -
Fidelity Advisor Mid Cap II Fund Class I	260,741	70,289	58,202	313	225,734
Fidelity Blue Chip Growth Fund	242,243	63,457	58,165	88	209,257
Fidelity Equity-Income Fund	372,613	89,779	80,927	6,156	322,124
Fidelity Government Income Fund	724,966	104,354	179,467	6,694	646,718
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,624,121	461,975	247,274	1,848	1,838,822
Fidelity Large Cap Stock Fund	279,240	71,832	65,001	2,084	242,211
Fidelity Series 100 Index Fund	242,243	44,468	60,272	5,095	209,257
Fidelity Series Broad Market Opportunities Fund	428,109	107,759	102,561	1,607	370,730
Fidelity Series Small Cap Opportunities Fund	36,997	10,935	8,880	137	32,130
Fidelity Short-Term Bond Fund	1,625,227	290,458	358,651	9,038	1,554,595
Fidelity Strategic Real Return Fund	724,966	107,933	132,226	7,758	646,719
Fidelity Total Bond Fund	2,174,016	301,629	467,432	35,106	1,940,151
Total	$ 8,807,714	$ 1,728,238	$ 1,889,875	$ 76,070	$ 8,238,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,957,677) - See accompanying schedule		$ 8,238,448
Cash		5
Receivable for investments sold		123,172
Total assets		8,361,625

Liabilities
Payable for investments purchased	$ 123,184
Distribution and service plan fees payable	1,079
Total liabilities		124,263

Net Assets		$ 8,237,362
Net Assets consist of:
Paid in capital		$ 7,959,050
Undistributed net investment income		2,555
Accumulated undistributed net realized gain (loss) on investments		(5,014)
Net unrealized appreciation (depreciation) on investments		280,771
Net Assets		$ 8,237,362
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,190,488 divided by 22,497 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($192,824 divided by 3,643 shares)		$ 52.93

Maximum offering price per share (100/96.50 of $52.93)		$ 54.85
Class C:
Net Asset Value and offering price per share ($901,681 divided by 17,080 shares)A		$ 52.79

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($5,771,480 divided by 109,054 shares)		$ 52.92

Class I:
Net Asset Value, offering price and redemption price per share ($180,889 divided by 3,418 shares)		$ 52.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 76,070

Expenses
Distribution and service plan fees	$ 6,197
Independent trustees' compensation	19
Total expenses before reductions	6,216
Expense reductions	(19)	6,197
Net investment income (loss)		69,873
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	16,209
Capital gain distributions from underlying funds	81,021
Total net realized gain (loss)		97,230
Change in net unrealized appreciation (depreciation) on underlying funds		(423,841)
Net gain (loss)		(326,611)
Net increase (decrease) in net assets resulting from operations		$ (256,738)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,873	$ 115,657
Net realized gain (loss)	97,230	196,673
Change in net unrealized appreciation (depreciation)	(423,841)	(54,444)
Net increase (decrease) in net assets resulting from operations	(256,738)	257,886
Distributions to shareholders from net investment income	(69,140)	(115,567)
Distributions to shareholders from net realized gain	(191,220)	(102,328)
Total distributions	(260,360)	(217,895)
Share transactions - net increase (decrease)	(52,248)	157,956
Total increase (decrease) in net assets	(569,346)	197,947

Net Assets
Beginning of period	8,806,708	8,608,761
End of period (including undistributed net investment income of $2,555 and undistributed net investment income of $1,822, respectively)	$ 8,237,362	$ 8,806,708

Financial Highlights - Fidelity Income Replacement 2020 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.405	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	(2.038)	.871	2.766	3.157	.884	4.128
Total from investment operations	(1.633)	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.399)	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.597)	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(2.94)%	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.338	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	(2.038)	.871	2.770	3.145	.885	4.135
Total from investment operations	(1.700)	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.332)	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.530)	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 52.93	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(3.06)%	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.24%A	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) E	.201	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	(2.033)	.862	2.759	3.151	.876	4.132
Total from investment operations	(1.832)	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.200)	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.398)	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 52.79	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnB, C, D	(3.30)%	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	(2.038)	.866	2.762	3.160	.874	4.138
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	(2.038)	.868	2.761	3.160	.874	4.141
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.74%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.7	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.2	5.6
Fidelity Large Cap Stock Fund	3.9	4.2
Fidelity Series 100 Index Fund	3.4	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	26.1	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.0
Fidelity Strategic Real Return Fund	8.2	8.0
Fidelity Total Bond Fund	24.6	23.9
	41.0	39.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	15.3	14.4
Fidelity Short-Term Bond Fund	15.2	14.4
	30.5	28.8

Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 26.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	30,324	$ 507,919
Fidelity Blue Chip Growth Fund (b)	7,460	471,837
Fidelity Equity-Income Fund (b)	14,943	725,796
Fidelity Large Cap Stock Fund (b)	22,554	544,000
Fidelity Series 100 Index Fund (b)	37,036	471,837
Fidelity Series Broad Market Opportunities Fund (b)	61,872	834,041
Fidelity Series Small Cap Opportunities Fund (b)	6,380	72,163
TOTAL DOMESTIC EQUITY FUNDS		3,627,593
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Class I (b)	9,171	335,837
TOTAL EQUITY FUNDS (Cost $3,895,284)		3,963,430
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund (b)	108,555	1,136,571
Fidelity Strategic Real Return Fund (b)	139,457	1,136,572
Fidelity Total Bond Fund (b)	331,766	3,413,877
TOTAL FIXED-INCOME FUNDS (Cost $5,963,786)		5,687,020
Short-Term Funds - 30.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,113,552	$ 2,113,552
Fidelity Short-Term Bond Fund (b)	246,335	2,113,551
TOTAL SHORT-TERM FUNDS (Cost $4,226,709)		4,227,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,085,779)		13,877,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 13,877,373
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 395,796	$ 64,683	$ 74,545	$ 3,802	$ 335,837
Fidelity Advisor Mid Cap II Fund Class I	578,814	136,607	104,094	688	507,919
Fidelity Blue Chip Growth Fund	538,640	126,010	108,212	196	471,837
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	-
Fidelity Equity-Income Fund	827,303	176,496	147,600	13,460	725,796
Fidelity Government Income Fund	1,188,875	168,535	216,639	11,088	1,136,571
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,142,654	283,823	312,925	2,309	2,113,552
Fidelity Large Cap Stock Fund	620,477	137,550	117,177	4,596	544,000
Fidelity Series 100 Index Fund	538,639	83,932	112,451	11,230	471,837
Fidelity Series Broad Market Opportunities Fund	952,291	206,793	186,796	3,531	834,041
Fidelity Series Small Cap Opportunities Fund	83,325	21,547	17,466	301	72,163
Fidelity Short-Term Bond Fund	2,142,654	297,027	323,537	11,676	2,113,551
Fidelity Strategic Income Fund	59,518	3,064	60,964	46	-
Fidelity Strategic Real Return Fund	1,188,876	186,910	151,050	12,511	1,136,572
Fidelity Total Bond Fund	3,562,162	511,347	548,281	58,036	3,413,877
Total	$ 14,879,542	$ 2,407,449	$ 2,541,787	$ 134,045	$ 13,877,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,085,779) - See accompanying schedule		$ 13,877,553
Receivable for investments sold		157,612
Total assets		14,035,165

Liabilities
Payable for investments purchased	$ 157,623
Distribution and service plan fees payable	169
Total liabilities		157,792

Net Assets		$ 13,877,373
Net Assets consist of:
Paid in capital		$ 14,198,076
Undistributed net investment income		4,612
Accumulated undistributed net realized gain (loss) on investments		(117,089)
Net unrealized appreciation (depreciation) on investments		(208,226)
Net Assets		$ 13,877,373
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($411,263 divided by 7,370.14 shares)		$ 55.80

Maximum offering price per share (100/94.25 of $55.80)		$ 59.20
Class T:
Net Asset Value and redemption price per share ($85,838 divided by 1,536.86 shares)		$ 55.85

Maximum offering price per share (100/96.50 of $55.85)		$ 57.88

Class C:
Net Asset Value and offering price per share ($57,290 divided by 1,028.45 shares)A		$ 55.71

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($13,199,092 divided by 236,555.17 shares)		$ 55.80

Class I:
Net Asset Value, offering price and redemption price per share ($123,890 divided by 2,220.98 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,045

Expenses
Distribution and service plan fees	$ 1,038
Independent trustees' compensation	31
Total expenses before reductions	1,069
Expense reductions	(31)	1,038
Net investment income (loss)		133,007
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(36,241)
Capital gain distributions from underlying funds	166,712
Total net realized gain (loss)		130,471
Change in net unrealized appreciation (depreciation) on underlying funds		(830,943)
Net gain (loss)		(700,472)
Net increase (decrease) in net assets resulting from operations		$ (567,465)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,007	$ 186,194
Net realized gain (loss)	130,471	229,701
Change in net unrealized appreciation (depreciation)	(830,943)	49,031
Net increase (decrease) in net assets resulting from operations	(567,465)	464,926
Distributions to shareholders from net investment income	(131,836)	(184,980)
Distributions to shareholders from net realized gain	(12,857)	(27,297)
Total distributions	(144,693)	(212,277)
Share transactions - net increase (decrease)	(289,801)	4,022,585
Total increase (decrease) in net assets	(1,001,959)	4,275,234

Net Assets
Beginning of period	14,879,332	10,604,098
End of period (including undistributed net investment income of $4,612 and undistributed net investment income of $3,441, respectively)	$ 13,877,373	$ 14,879,332

Financial Highlights - Fidelity Income Replacement 2022 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.459	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	(2.762)	1.311	3.351	3.933	.842	4.431
Total from investment operations	(2.303)	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.456)	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.507)	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnB, C, D	(3.94)%	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.61%A	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) E	.387	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	(2.770)	1.318	3.339	3.958	.871	4.434
Total from investment operations	(2.383)	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.386)	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.437)	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 55.85	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnB, C, D	(4.08)%	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Net investment income (loss)	1.35%A	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.244	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	(2.767)	1.323	3.354	3.919	.845	4.434
Total from investment operations	(2.523)	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.246)	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.297)	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 55.71	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnB, C, D	(4.30)%	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Net investment income (loss)	.85%A	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.530	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	(2.761)	1.313	3.358	3.922	.849	4.438
Total from investment operations	(2.231)	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnB, C	(3.82)%	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,199	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.527	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	(2.758)	1.314	3.343	3.921	.850	4.428
Total from investment operations	(2.231)	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.78	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnB, C	(3.82)%	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.5	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.5	6.7
Fidelity Large Cap Stock Fund	4.9	5.0
Fidelity Series 100 Index Fund	4.2	4.4
Fidelity Series Broad Market Opportunities Fund	7.4	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	32.3	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.4	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.4	22.0
	37.3	36.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	12.3	11.8
Fidelity Short-Term Bond Fund	12.3	11.8
	24.6	23.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,352	$ 424,643
Fidelity Blue Chip Growth Fund (b)	6,238	394,580
Fidelity Equity-Income Fund (b)	12,495	606,901
Fidelity Large Cap Stock Fund (b)	18,891	455,645
Fidelity Series 100 Index Fund (b)	30,972	394,580
Fidelity Series Broad Market Opportunities Fund (b)	51,783	698,030
Fidelity Series Small Cap Opportunities Fund (b)	5,399	61,066
TOTAL DOMESTIC EQUITY FUNDS		3,035,445
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Class I (b)	8,671	317,543
TOTAL EQUITY FUNDS (Cost $3,364,984)		3,352,988
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	12,569	110,858
Fidelity Strategic Income Fund (b)	11,064	110,858
TOTAL HIGH YIELD FIXED-INCOME FUNDS		221,716

	Shares	Value
Investment Grade Fixed-Income Funds - 37.3%
Fidelity Government Income Fund (b)	66,939	$ 700,848
Fidelity Strategic Real Return Fund (b)	85,994	700,849
Fidelity Total Bond Fund (b)	204,603	2,105,360
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,507,057
TOTAL FIXED-INCOME FUNDS (Cost $3,901,354)		3,728,773
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,156,494	1,156,494
Fidelity Short-Term Bond Fund (b)	134,789	1,156,494
TOTAL SHORT-TERM FUNDS (Cost $2,312,432)		2,312,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,578,770)		9,394,749
NET OTHER ASSETS (LIABILITIES) - 0.0%		(282)
NET ASSETS - 100%		$ 9,394,467
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 367,365	$ 72,792	$ 74,404	$ 3,599	$ 317,543
Fidelity Advisor Mid Cap II Fund Class I	478,287	127,790	93,024	583	424,643
Fidelity Blue Chip Growth Fund	444,705	116,734	95,149	157	394,580
Fidelity Capital & Income Fund	131,274	18,417	26,028	2,550	110,858
Fidelity Equity-Income Fund	683,848	165,274	130,461	11,201	606,901
Fidelity Government Income Fund	745,923	133,592	176,282	6,897	700,848
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,198,769	200,503	242,779	1,272	1,156,494
Fidelity Large Cap Stock Fund	512,886	130,290	104,342	3,857	455,645
Fidelity Series 100 Index Fund	444,705	84,697	100,102	9,511	394,580
Fidelity Series Broad Market Opportunities Fund	786,629	196,731	166,051	2,991	698,030
Fidelity Series Small Cap Opportunities Fund	68,181	19,410	13,651	249	61,066
Fidelity Short-Term Bond Fund	1,198,769	206,438	247,250	6,442	1,156,494
Fidelity Strategic Income Fund	131,274	17,977	31,056	1,466	110,858
Fidelity Strategic Real Return Fund	745,924	141,979	131,542	7,653	700,849
Fidelity Total Bond Fund	2,237,771	399,409	462,447	36,022	2,105,360
Total	$ 10,176,310	$ 2,032,033	$ 2,094,568	$ 94,450	$ 9,394,749
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,578,770) - See accompanying schedule		$ 9,394,749
Cash		5
Receivable for investments sold		129,379
Total assets		9,524,133

Liabilities
Payable for investments purchased	$ 129,387
Distribution and service plan fees payable	279
Total liabilities		129,666

Net Assets		$ 9,394,467
Net Assets consist of:
Paid in capital		$ 9,564,056
Undistributed net investment income		2,965
Accumulated undistributed net realized gain (loss) on investments		11,467
Net unrealized appreciation (depreciation) on investments		(184,021)
Net Assets		$ 9,394,467
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($395,951 divided by 7,198.93 shares)		$ 55.00

Maximum offering price per share (100/94.25 of $55.00)		$ 58.36
Class T:
Net Asset Value and redemption price per share ($149,831 divided by 2,724.63 shares)		$ 54.99

Maximum offering price per share (100/96.50 of $54.99)		$ 56.98

Class C:
Net Asset Value and offering price per share ($149,244 divided by 2,723.19 shares)A		$ 54.80

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($8,644,997 divided by 157,188.61 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($54,444 divided by 990.02 shares)		$ 54.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,450

Expenses
Distribution and service plan fees	$ 2,037
Independent trustees' compensation	21
Total expenses before reductions	2,058
Expense reductions	(21)	2,037
Net investment income (loss)		92,413
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,113)
Capital gain distributions from underlying funds	132,262
Total net realized gain (loss)		88,149
Change in net unrealized appreciation (depreciation) on underlying funds		(674,213)
Net gain (loss)		(586,064)
Net increase (decrease) in net assets resulting from operations		$ (493,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,413	$ 122,117
Net realized gain (loss)	88,149	174,906
Change in net unrealized appreciation (depreciation)	(674,213)	40,024
Net increase (decrease) in net assets resulting from operations	(493,651)	337,047
Distributions to shareholders from net investment income	(91,525)	(121,535)
Distributions to shareholders from net realized gain	(167,848)	(88,369)
Total distributions	(259,373)	(209,904)
Share transactions - net increase (decrease)	(28,433)	2,634,529
Total increase (decrease) in net assets	(781,457)	2,761,672

Net Assets
Beginning of period	10,175,924	7,414,252
End of period (including undistributed net investment income of $2,965 and undistributed net investment income of $2,077, respectively)	$ 9,394,467	$ 10,175,924

Financial Highlights - Fidelity Income Replacement 2024 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) E	.480	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	(3.306)	1.623	3.808	4.571	.771	4.667
Total from investment operations	(2.826)	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.471)	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.454)	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnB, C, D	(4.82)%	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.68%A	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) E	.412	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	(3.312)	1.631	3.796	4.576	.769	4.672
Total from investment operations	(2.900)	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.397)	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.380)	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnB, C, D	(4.94)%	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.44%A	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) E	.265	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	(3.293)	1.618	3.791	4.564	.761	4.668
Total from investment operations	(3.028)	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.259)	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.242)	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 54.80	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnB, C, D	(5.17)%	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.93%A	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.550	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	(3.305)	1.628	3.805	4.563	.775	4.668
Total from investment operations	(2.755)	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnB, C	(4.70)%	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,645	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.551	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	(3.306)	1.630	3.798	4.573	.763	4.671
Total from investment operations	(2.755)	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnB,C	(4.70)%	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.2	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.4	7.6
Fidelity Large Cap Stock Fund	5.6	5.7
Fidelity Series 100 Index Fund	4.8	4.9
Fidelity Series Broad Market Opportunities Fund	8.5	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	37.0	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.3	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	20.9	20.6
	34.9	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	10.3	9.9
Fidelity Short-Term Bond Fund	10.3	10.0
	20.6	19.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.3%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	24,994	$ 418,648
Fidelity Blue Chip Growth Fund (b)	6,145	388,686
Fidelity Equity-Income Fund (b)	12,321	598,415
Fidelity Large Cap Stock Fund (b)	18,599	448,609
Fidelity Series 100 Index Fund (b)	30,509	388,686
Fidelity Series Broad Market Opportunities Fund (b)	51,061	688,299
Fidelity Series Small Cap Opportunities Fund (b)	5,298	59,922
TOTAL DOMESTIC EQUITY FUNDS		2,991,265
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Class I (b)	9,553	349,818
TOTAL EQUITY FUNDS (Cost $3,409,513)		3,341,083
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	14,690	129,562
Fidelity Strategic Income Fund (b)	12,930	129,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		259,124

	Shares	Value
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Government Income Fund (b)	53,984	$ 565,215
Fidelity Strategic Real Return Fund (b)	69,352	565,215
Fidelity Total Bond Fund (b)	164,628	1,694,023
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,824,453
TOTAL FIXED-INCOME FUNDS (Cost $3,225,232)		3,083,577
Short-Term Funds - 20.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	836,236	836,236
Fidelity Short-Term Bond Fund (b)	97,492	836,485
TOTAL SHORT-TERM FUNDS (Cost $1,672,378)		1,672,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,307,123)		8,097,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474)
NET ASSETS - 100%		$ 8,096,907
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 332,852	$ 115,123	$ 50,825	$ 3,821	$ 349,818
Fidelity Advisor Mid Cap II Fund Class I	388,572	161,307	51,571	549	418,648
Fidelity Blue Chip Growth Fund	360,712	148,119	57,228	139	388,686
Fidelity Capital & Income Fund	123,170	36,201	16,382	2,733	129,562
Fidelity Equity-Income Fund	554,998	221,971	80,010	10,491	598,415
Fidelity Government Income Fund	503,677	162,781	99,502	5,253	565,215
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	729,489	225,220	118,473	872	836,236
Fidelity Large Cap Stock Fund	416,432	169,489	63,782	3,668	448,609
Fidelity Series 100 Index Fund	360,712	119,836	62,963	9,021	388,686
Fidelity Series Broad Market Opportunities Fund	638,577	254,990	100,081	2,817	688,299
Fidelity Series Small Cap Opportunities Fund	55,720	22,637	7,056	227	59,922
Fidelity Short-Term Bond Fund	729,489	229,207	121,306	4,412	836,485
Fidelity Strategic Income Fund	123,170	34,227	20,154	1,628	129,562
Fidelity Strategic Real Return Fund	503,677	170,552	67,826	5,959	565,215
Fidelity Total Bond Fund	1,510,297	482,127	246,579	27,342	1,694,023
Total	$ 7,331,544	$ 2,553,787	$ 1,163,738	$ 78,932	$ 8,097,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,307,123) - See accompanying schedule		$ 8,097,381
Receivable for investments sold		122,204
Total assets		8,219,585

Liabilities
Payable for investments purchased	$ 119,800
Payable for fund shares redeemed	2,418
Distribution and service plan fees payable	460
Total liabilities		122,678

Net Assets		$ 8,096,907
Net Assets consist of:
Paid in capital		$ 8,328,059
Undistributed net investment income		2,380
Accumulated undistributed net realized gain (loss) on investments		(23,790)
Net unrealized appreciation (depreciation) on investments		(209,742)
Net Assets		$ 8,096,907

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($554,399 divided by 9,860.74 shares)		$ 56.22

Maximum offering price per share (100/94.25 of $56.22)		$ 59.65
Class T:
Net Asset Value and redemption price per share ($300,567 divided by 5,342.66 shares)		$ 56.26

Maximum offering price per share (100/96.50 of $56.26)		$ 58.30
Class C:
Net Asset Value and offering price per share ($239,155 divided by 4,269.46 shares)A		$ 56.02

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,974,725 divided by 124,034.03 shares)		$ 56.23

Class I:
Net Asset Value, offering price and redemption price per share ($28,061 divided by 499.01 shares)		$ 56.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 78,932

Expenses
Distribution and service plan fees	$ 2,508
Independent trustees' compensation	16
Total expenses before reductions	2,524
Expense reductions	(16)	2,508
Net investment income (loss)		76,424
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,416)
Capital gain distributions from underlying funds	120,366
Total net realized gain (loss)		88,950
Change in net unrealized appreciation (depreciation) on underlying funds		(592,117)
Net gain (loss)		(503,167)
Net increase (decrease) in net assets resulting from operations		$ (426,743)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,424	$ 83,946
Net realized gain (loss)	88,950	126,309
Change in net unrealized appreciation (depreciation)	(592,117)	58,449
Net increase (decrease) in net assets resulting from operations	(426,743)	268,704
Distributions to shareholders from net investment income	(75,436)	(83,375)
Distributions to shareholders from net realized gain	(79,217)	(13,020)
Total distributions	(154,653)	(96,395)
Share transactions - net increase (decrease)	1,347,138	2,853,441
Total increase (decrease) in net assets	765,742	3,025,750

Net Assets
Beginning of period	7,331,165	4,305,415
End of period (including undistributed net investment income of $2,380 and undistributed net investment income of $1,392, respectively)	$ 8,096,907	$ 7,331,165

Financial Highlights - Fidelity Income Replacement 2026 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) E	.510	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	(3.775)	1.910	4.084	4.920	.712	4.846
Total from investment operations	(3.265)	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.485)	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.085)	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 56.22	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C, D	(5.43)%	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) E	.437	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	(3.773)	1.910	4.098	4.911	.713	4.851
Total from investment operations	(3.336)	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.414)	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.014)	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 56.26	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnB, C, D	(5.55)%	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) E	.286	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	(3.749)	1.899	4.086	4.915	.730	4.848
Total from investment operations	(3.463)	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.317)	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.917)	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 56.02	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnB, C, D	(5.77)%	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.581	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	(3.772)	1.909	4.094	4.914	.711	4.844
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,975	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.583	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	(3.774)	1.908	4.095	4.915	.712	4.852
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.6	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	8.0	8.1
Fidelity Large Cap Stock Fund	6.0	6.1
Fidelity Series 100 Index Fund	5.2	5.3
Fidelity Series Broad Market Opportunities Fund	9.3	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.1	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.2	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.8	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.7	19.5
	32.9	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.8
	18.0	17.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.3%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	99,956	$ 1,674,258
Fidelity Blue Chip Growth Fund (b)	24,586	1,555,093
Fidelity Equity-Income Fund (b)	49,253	2,392,222
Fidelity Large Cap Stock Fund (b)	74,354	1,793,422
Fidelity Series 100 Index Fund (b)	122,064	1,555,093
Fidelity Series Broad Market Opportunities Fund (b)	203,985	2,749,715
Fidelity Series Small Cap Opportunities Fund (b)	21,072	238,328
TOTAL DOMESTIC EQUITY FUNDS		11,958,131
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Class I (b)	42,222	1,546,156
TOTAL EQUITY FUNDS (Cost $13,871,935)		13,504,287
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund (b)	64,176	566,030
Fidelity Strategic Income Fund (b)	56,490	566,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,132,060

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund (b)	186,941	$ 1,957,272
Fidelity Strategic Real Return Fund (b)	240,156	1,957,273
Fidelity Total Bond Fund (b)	570,633	5,871,817
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,786,362
TOTAL FIXED-INCOME FUNDS (Cost $11,437,454)		10,918,422
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,684,175	2,684,175
Fidelity Short-Term Bond Fund (b)	312,841	2,684,174
TOTAL SHORT-TERM FUNDS (Cost $5,364,723)		5,368,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,674,112)		29,791,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		(559)
NET ASSETS - 100%		$ 29,790,499
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,500,968	$ 499,507	$ 242,733	$ 17,067	$ 1,546,156
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	675,805	263,073	2,226	1,674,258
Fidelity Blue Chip Growth Fund	1,470,393	599,243	260,444	558	1,555,093
Fidelity Capital & Income Fund	544,796	161,671	81,306	11,919	566,030
Fidelity Equity-Income Fund	2,262,570	903,069	372,632	41,672	2,392,222
Fidelity Government Income Fund	1,806,721	593,502	437,503	18,456	1,957,272
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,429,345	749,617	494,787	2,837	2,684,175
Fidelity Large Cap Stock Fund	1,695,538	700,587	303,008	14,799	1,793,422
Fidelity Series 100 Index Fund	1,470,393	497,395	292,709	36,631	1,555,093
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,055,608	478,741	11,422	2,749,715
Fidelity Series Small Cap Opportunities Fund	225,145	99,879	40,606	914	238,328
Fidelity Short-Term Bond Fund	2,429,345	777,917	519,860	14,318	2,684,174
Fidelity Strategic Income Fund	544,796	162,072	106,974	7,037	566,030
Fidelity Strategic Real Return Fund	1,806,721	625,985	330,727	20,335	1,957,273
Fidelity Total Bond Fund	5,422,944	1,790,119	1,159,286	95,737	5,871,817
Total	$ 27,795,708	$ 9,891,976	$ 5,384,389	$ 295,928	$ 29,791,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $30,674,112) - See accompanying schedule		$ 29,791,058
Cash		2
Receivable for investments sold		473,583
Receivable for fund shares sold		245
Total assets		30,264,888

Liabilities
Payable for investments purchased	$ 473,856
Distribution and service plan fees payable	533
Total liabilities		474,389

Net Assets		$ 29,790,499
Net Assets consist of:
Paid in capital		$ 30,547,820
Undistributed net investment income		8,452
Accumulated undistributed net realized gain (loss) on investments		117,281
Net unrealized appreciation (depreciation) on investments		(883,054)
Net Assets		$ 29,790,499

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($522,367 divided by 9,221 shares)		$ 56.65

Maximum offering price per share (100/94.25 of $56.65)		$ 60.11
Class T:
Net Asset Value and redemption price per share ($405,816 divided by 7,164 shares)		$ 56.65

Maximum offering price per share (100/96.50 of $56.65)		$ 58.70
Class C:
Net Asset Value and offering price per share ($233,160 divided by 4,131 shares)A		$ 56.44

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($28,571,538 divided by 504,388 shares)		$ 56.65

Class I:
Net Asset Value, offering price and redemption price per share ($57,618 divided by 1,017 shares)		$ 56.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 295,928

Expenses
Distribution and service plan fees	$ 3,368
Independent trustees' compensation	61
Total expenses before reductions	3,429
Expense reductions	(61)	3,368
Net investment income (loss)		292,560
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(127,741)
Capital gain distributions from underlying funds	477,131
Total net realized gain (loss)		349,390
Change in net unrealized appreciation (depreciation) on underlying funds		(2,381,474)
Net gain (loss)		(2,032,084)
Net increase (decrease) in net assets resulting from operations		$ (1,739,524)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,560	$ 376,577
Net realized gain (loss)	349,390	652,225
Change in net unrealized appreciation (depreciation)	(2,381,474)	231,116
Net increase (decrease) in net assets resulting from operations	(1,739,524)	1,259,918
Distributions to shareholders from net investment income	(289,694)	(375,378)
Distributions to shareholders from net realized gain	(478,870)	(62,223)
Total distributions	(768,564)	(437,601)
Share transactions - net increase (decrease)	4,503,364	4,041,930
Total increase (decrease) in net assets	1,995,276	4,864,247

Net Assets
Beginning of period	27,795,223	22,930,976
End of period (including undistributed net investment income of $8,452 and undistributed net investment income of $5,586, respectively)	$ 29,790,499	$ 27,795,223

Financial Highlights - Fidelity Income Replacement 2028 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) E	.525	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	(4.113)	2.089	4.363	5.348	.666	4.972
Total from investment operations	(3.588)	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.499)	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.472)	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnB, C, D	(5.88)%	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) E	.450	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	(4.111)	2.087	4.379	5.346	.678	4.975
Total from investment operations	(3.661)	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.426)	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.399)	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnB, C, D	(5.99)%	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%A	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.300	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	(4.097)	2.081	4.369	5.346	.662	4.974
Total from investment operations	(3.797)	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.310)	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.283)	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 56.44	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnB, C, D	(6.23)%	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%A	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.596	.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	(4.106)	2.088	4.376	5.340	.680	4.965
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,572	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.612	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	(4.122)	2.092	4.379	5.332	.678	4.967
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.9	6.0
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Equity-Income Fund	8.4	8.5
Fidelity Large Cap Stock Fund	6.3	6.4
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series Broad Market Opportunities Fund	9.7	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.0	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	18.8	18.5
	31.3	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	8.2	8.0
Fidelity Short-Term Bond Fund	8.1	8.0
	16.3	16.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	52,538	$ 880,010
Fidelity Blue Chip Growth Fund (b)	12,923	817,365
Fidelity Equity-Income Fund (b)	25,888	1,257,370
Fidelity Large Cap Stock Fund (b)	39,082	942,655
Fidelity Series 100 Index Fund (b)	64,157	817,365
Fidelity Series Broad Market Opportunities Fund (b)	107,329	1,446,796
Fidelity Series Small Cap Opportunities Fund (b)	11,078	125,290
TOTAL DOMESTIC EQUITY FUNDS		6,286,851
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Class I (b)	24,438	894,926
TOTAL EQUITY FUNDS (Cost $6,994,495)		7,181,777
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (b)	35,682	314,715
Fidelity Strategic Income Fund (b)	31,409	314,715
TOTAL HIGH YIELD FIXED-INCOME FUNDS		629,430

	Shares	Value
Investment Grade Fixed-Income Funds - 31.3%
Fidelity Government Income Fund (b)	89,179	$ 933,705
Fidelity Strategic Real Return Fund (b)	114,565	933,706
Fidelity Total Bond Fund (b)	272,072	2,799,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,667,035
TOTAL FIXED-INCOME FUNDS (Cost $5,543,029)		5,296,465
Short-Term Funds - 16.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,218,590	1,218,590
Fidelity Short-Term Bond Fund (b)	142,027	1,218,590
TOTAL SHORT-TERM FUNDS (Cost $2,432,950)		2,437,180
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,970,474)		14,915,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(360)
NET ASSETS - 100%		$ 14,915,062
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,101,274	$ 109,397	$ 176,682	$ 10,409	$ 894,926
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	178,312	171,752	1,222	880,010
Fidelity Blue Chip Growth Fund	982,265	158,157	171,658	342	817,365
Fidelity Capital & Income Fund	383,670	24,848	57,351	7,325	314,715
Fidelity Equity-Income Fund	1,511,587	211,166	231,172	23,866	1,257,370
Fidelity Government Income Fund	1,099,498	100,053	261,723	9,630	933,705
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,420,999	104,152	306,561	1,421	1,218,590
Fidelity Large Cap Stock Fund	1,133,246	177,057	193,541	8,210	942,655
Fidelity Series 100 Index Fund	982,265	88,696	183,506	19,662	817,365
Fidelity Series Broad Market Opportunities Fund	1,738,947	265,911	309,110	6,271	1,446,796
Fidelity Series Small Cap Opportunities Fund	150,981	27,998	26,401	535	125,290
Fidelity Short-Term Bond Fund	1,420,999	109,885	310,618	7,213	1,218,590
Fidelity Strategic Income Fund	383,670	25,327	73,362	4,119	314,715
Fidelity Strategic Real Return Fund	1,099,498	109,583	197,683	11,050	933,706
Fidelity Total Bond Fund	3,294,939	289,869	686,953	50,560	2,799,624
Total	$ 17,762,482	$ 1,980,411	$ 3,358,073	$ 161,835	$ 14,915,422
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,970,474) - See accompanying schedule		$ 14,915,422
Cash		3
Receivable for investments sold		262,680
Total assets		15,178,105

Liabilities
Payable for investments purchased	$ 237,709
Payable for fund shares redeemed	24,999
Distribution and service plan fees payable	335
Total liabilities		263,043

Net Assets		$ 14,915,062
Net Assets consist of:
Paid in capital		$ 14,877,310
Undistributed net investment income		4,125
Accumulated undistributed net realized gain (loss) on investments		88,679
Net unrealized appreciation (depreciation) on investments		(55,052)
Net Assets		$ 14,915,062

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($232,884 divided by 4,180.99 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T:
Net Asset Value and redemption price per share ($14,683 divided by 263.13 shares)		$ 55.80

Maximum offering price per share (100/96.50 of $55.80)		$ 57.82
Class C:
Net Asset Value and offering price per share ($313,166 divided by 5,652.17 shares)A		$ 55.41

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($14,326,043 divided by 257,195.11 shares)		$ 55.70

Class I:
Net Asset Value, offering price and redemption price per share ($28,286 divided by 507.80 shares)		$ 55.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 161,835

Expenses
Distribution and service plan fees	$ 1,960
Independent trustees' compensation	36
Total expenses before reductions	1,996
Expense reductions	(36)	1,960
Net investment income (loss)		159,875
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(63,160)
Capital gain distributions from underlying funds	267,915
Total net realized gain (loss)		204,755
Change in net unrealized appreciation (depreciation) on underlying funds		(1,404,127)
Net gain (loss)		(1,199,372)
Net increase (decrease) in net assets resulting from operations		$ (1,039,497)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,875	$ 245,056
Net realized gain (loss)	204,755	456,318
Change in net unrealized appreciation (depreciation)	(1,404,127)	154,320
Net increase (decrease) in net assets resulting from operations	(1,039,497)	855,694
Distributions to shareholders from net investment income	(159,186)	(244,639)
Distributions to shareholders from net realized gain	(388,383)	(191,237)
Total distributions	(547,569)	(435,876)
Share transactions - net increase (decrease)	(1,259,989)	1,476,925
Total increase (decrease) in net assets	(2,847,055)	1,896,743

Net Assets
Beginning of period	17,762,117	15,865,374
End of period (including undistributed net investment income of $4,125 and undistributed net investment income of $3,436, respectively)	$ 14,915,062	$ 17,762,117

Financial Highlights - Fidelity Income Replacement 2030 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) E	.503	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	(4.251)	2.210	4.505	5.568	.598	5.066
Total from investment operations	(3.748)	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.505)	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.882)	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnB, C, D	(6.19)%	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%A	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) E	.434	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	(4.261)	2.211	4.507	5.590	.598	5.076
Total from investment operations	(3.827)	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.436)	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.813)	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 55.80	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnB, C, D	(6.31)%	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.51%H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.51%H	.46%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.51%H	.46%	.50%
Net investment income (loss)	1.49%A	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) E	.283	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	(4.228)	2.202	4.486	5.561	.604	5.060
Total from investment operations	(3.945)	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.328)	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.705)	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 55.41	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnB, C, D	(6.54)%	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.98%A	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) D	.576	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	(4.251)	2.209	4.502	5.567	.608	5.062
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,326	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) D	.575	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	(4.250)	2.207	4.505	5.562	.607	5.058
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.7	8.8
Fidelity Large Cap Stock Fund	6.5	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.0	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.8	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.1	17.9
	30.1	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	7.5	7.3
Fidelity Short-Term Bond Fund	7.4	7.3
	14.9	14.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.4%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	26,976	$ 451,842
Fidelity Blue Chip Growth Fund (b)	6,629	419,303
Fidelity Equity-Income Fund (b)	13,292	645,594
Fidelity Large Cap Stock Fund (b)	20,051	483,641
Fidelity Series 100 Index Fund (b)	32,912	419,303
Fidelity Series Broad Market Opportunities Fund (b)	55,025	741,730
Fidelity Series Small Cap Opportunities Fund (b)	5,689	64,338
TOTAL DOMESTIC EQUITY FUNDS		3,225,751
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Class I (b)	13,712	502,129
TOTAL EQUITY FUNDS (Cost $3,420,671)		3,727,880
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	19,200	169,348
Fidelity Strategic Income Fund (b)	16,901	169,348
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,696

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	42,450	$ 444,447
Fidelity Strategic Real Return Fund (b)	54,533	444,447
Fidelity Total Bond Fund (b)	129,720	1,334,818
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,223,712
TOTAL FIXED-INCOME FUNDS (Cost $2,706,944)		2,562,408
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	552,472	552,472
Fidelity Short-Term Bond Fund (b)	64,384	552,415
TOTAL SHORT-TERM FUNDS (Cost $1,103,418)		1,104,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,231,033)		7,395,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$ 7,394,943
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 596,605	$ 59,347	$ 77,523	$ 5,761	$ 502,129
Fidelity Advisor Mid Cap II Fund Class I	525,662	87,928	67,853	621	451,842
Fidelity Blue Chip Growth Fund	488,054	78,257	70,704	171	419,303
Fidelity Capital & Income Fund	198,299	12,021	21,892	3,833	169,348
Fidelity Equity-Income Fund	751,312	104,904	92,155	11,958	645,594
Fidelity Government Income Fund	510,277	42,971	106,905	4,518	444,447
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	623,102	42,379	113,009	631	552,472
Fidelity Large Cap Stock Fund	563,270	87,642	79,069	4,159	483,641
Fidelity Series 100 Index Fund	488,054	41,682	74,411	10,101	419,303
Fidelity Series Broad Market Opportunities Fund	864,137	129,930	126,177	3,184	741,730
Fidelity Series Small Cap Opportunities Fund	75,217	13,573	10,752	269	64,338
Fidelity Short-Term Bond Fund	623,102	45,207	115,111	3,196	552,415
Fidelity Strategic Income Fund	198,299	12,756	30,755	2,140	169,348
Fidelity Strategic Real Return Fund	510,277	46,088	75,497	5,084	444,447
Fidelity Total Bond Fund	1,531,683	121,079	271,994	23,647	1,334,818
Total	$ 8,547,350	$ 925,764	$ 1,333,807	$ 79,273	$ 7,395,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,231,033) - See accompanying schedule		$ 7,395,175
Receivable for investments sold		125,274
Receivable for fund shares sold		753
Total assets		7,521,202

Liabilities
Payable for investments purchased	$ 125,038
Payable for fund shares redeemed	1,003
Distribution and service plan fees payable	218
Total liabilities		126,259

Net Assets		$ 7,394,943
Net Assets consist of:
Paid in capital		$ 7,172,573
Undistributed net investment income		2,004
Accumulated undistributed net realized gain (loss) on investments		56,224
Net unrealized appreciation (depreciation) on investments		164,142
Net Assets		$ 7,394,943

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($387,422 divided by 7,320.23 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($60,751 divided by 1,147.09 shares)		$ 52.96

Maximum offering price per share (100/96.50 of $52.96)		$ 54.88

Class C:
Net Asset Value and offering price per share ($115,099 divided by 2,182.10 shares)A		$ 52.75

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,779,931 divided by 128,064.93 shares)		$ 52.94

Class I:
Net Asset Value, offering price and redemption price per share ($51,740 divided by 977.30 shares)		$ 52.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 79,273

Expenses
Distribution and service plan fees	$ 1,375
Independent trustees' compensation	17
Total expenses before reductions	1,392
Expense reductions	(17)	1,375
Net investment income (loss)		77,898
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,040)
Capital gain distributions from underlying funds	134,236
Total net realized gain (loss)		110,196
Change in net unrealized appreciation (depreciation) on underlying funds		(718,981)
Net gain (loss)		(608,785)
Net increase (decrease) in net assets resulting from operations		$ (530,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,898	$ 126,709
Net realized gain (loss)	110,196	249,350
Change in net unrealized appreciation (depreciation)	(718,981)	76,270
Net increase (decrease) in net assets resulting from operations	(530,887)	452,329
Distributions to shareholders from net investment income	(77,498)	(126,659)
Distributions to shareholders from net realized gain	(198,372)	(56,924)
Total distributions	(275,870)	(183,583)
Share transactions - net increase (decrease)	(345,405)	224,455
Total increase (decrease) in net assets	(1,152,162)	493,201

Net Assets
Beginning of period	8,547,105	8,053,904
End of period (including undistributed net investment income of $2,004 and undistributed net investment income of $1,604, respectively)	$ 7,394,943	$ 8,547,105

Financial Highlights - Fidelity Income Replacement 2032 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) E	.485	.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	(4.217)	2.196	4.379	5.480	.618	5.086
Total from investment operations	(3.732)	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.486)	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.868)	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 52.92	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnB, C, D	(6.47)%	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) E	.415	.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	(4.209)	2.190	4.386	5.484	.599	5.107
Total from investment operations	(3.794)	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.414)	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.796)	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 52.96	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnB, C, D	(6.57)%	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) E	.276	.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	(4.189)	2.182	4.382	5.469	.615	5.102
Total from investment operations	(3.913)	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.305)	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.687)	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 52.75	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnB, C, D	(6.79)%	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	(4.208)	2.192	4.380	5.479	.618	5.095
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	(4.208)	2.194	4.380	5.480	.619	5.109
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Equity-Income Fund	8.9	9.0
Fidelity Large Cap Stock Fund	6.7	6.8
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.7	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.6	7.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.6	17.4
	29.3	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.8	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.5	13.4
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	33,884	$ 567,553
Fidelity Blue Chip Growth Fund (b)	8,342	527,661
Fidelity Equity-Income Fund (b)	16,707	811,438
Fidelity Large Cap Stock Fund (b)	25,222	608,352
Fidelity Series 100 Index Fund (b)	41,418	527,661
Fidelity Series Broad Market Opportunities Fund (b)	69,208	932,927
Fidelity Series Small Cap Opportunities Fund (b)	7,134	80,690
TOTAL DOMESTIC EQUITY FUNDS		4,056,282
International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Class I (b)	18,717	685,416
TOTAL EQUITY FUNDS (Cost $4,521,319)		4,741,698
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	24,979	220,312
Fidelity Strategic Income Fund (b)	21,987	220,312
TOTAL HIGH YIELD FIXED-INCOME FUNDS		440,624

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund (b)	50,830	$ 532,194
Fidelity Strategic Real Return Fund (b)	65,300	532,194
Fidelity Total Bond Fund (b)	154,894	1,593,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,658,251
TOTAL FIXED-INCOME FUNDS (Cost $3,219,620)		3,098,875
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	612,885	612,885
Fidelity Short-Term Bond Fund (b)	71,432	612,885
TOTAL SHORT-TERM FUNDS (Cost $1,222,072)		1,225,770
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,963,011)		9,066,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		(230)
NET ASSETS - 100%		$ 9,066,113
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 728,186	$ 143,081	$ 88,846	$ 7,605	$ 685,416
Fidelity Advisor Mid Cap II Fund Class I	591,182	160,586	72,877	754	567,553
Fidelity Blue Chip Growth Fund	548,955	146,097	77,181	208	527,661
Fidelity Capital & Income Fund	230,842	34,286	21,051	4,812	220,312
Fidelity Equity-Income Fund	843,607	205,472	98,735	14,644	811,438
Fidelity Government Income Fund	543,324	91,423	100,573	5,216	532,194
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	628,717	88,662	104,494	683	612,885
Fidelity Large Cap Stock Fund	633,409	164,446	86,023	5,050	608,352
Fidelity Series 100 Index Fund	548,955	100,637	81,815	12,296	527,661
Fidelity Series Broad Market Opportunities Fund	970,289	247,176	136,935	3,869	932,927
Fidelity Series Small Cap Opportunities Fund	84,455	24,276	11,714	326	80,690
Fidelity Short-Term Bond Fund	628,717	91,422	106,495	3,457	612,885
Fidelity Strategic Income Fund	230,842	33,140	30,032	2,759	220,312
Fidelity Strategic Real Return Fund	543,324	98,548	68,097	5,971	532,194
Fidelity Total Bond Fund	1,629,034	267,030	249,978	27,274	1,593,863
Total	$ 9,383,838	$ 1,896,282	$ 1,334,846	$ 94,924	$ 9,066,343
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,963,011) - See accompanying schedule		$ 9,066,343
Cash		1
Receivable for investments sold		150,138
Total assets		9,216,482

Liabilities
Payable for investments purchased	$ 150,138
Distribution and service plan fees payable	231
Total liabilities		150,369

Net Assets		$ 9,066,113
Net Assets consist of:
Paid in capital		$ 8,914,535
Undistributed net investment income		2,364
Accumulated undistributed net realized gain (loss) on investments		45,882
Net unrealized appreciation (depreciation) on investments		103,332
Net Assets		$ 9,066,113

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($258,870 divided by 4,681.9 shares)		$ 55.29

Maximum offering price per share (100/94.25 of $55.29)		$ 58.66
Class T:
Net Asset Value and redemption price per share ($152,403 divided by 2,756.1 shares)		$ 55.30

Maximum offering price per share (100/96.50 of $55.30)		$ 57.31

Class C:
Net Asset Value and offering price per share ($132,604 divided by 2,407.5 shares)A		$ 55.08

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,307,776 divided by 150,296.4 shares)		$ 55.28

Class I:
Net Asset Value, offering price and redemption price per share ($214,460 divided by 3,879.5 shares)		$ 55.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,924

Expenses
Distribution and service plan fees	$ 1,339
Independent trustees' compensation	20
Total expenses before reductions	1,359
Expense reductions	(20)	1,339
Net investment income (loss)		93,585
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(20,278)
Capital gain distributions from underlying funds	162,584
Total net realized gain (loss)		142,306
Change in net unrealized appreciation (depreciation) on underlying funds		(857,329)
Net gain (loss)		(715,023)
Net increase (decrease) in net assets resulting from operations		$ (621,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,585	$ 138,209
Net realized gain (loss)	142,306	278,904
Change in net unrealized appreciation (depreciation)	(857,329)	92,145
Net increase (decrease) in net assets resulting from operations	(621,438)	509,258
Distributions to shareholders from net investment income	(92,922)	(138,207)
Distributions to shareholders from net realized gain	(259,010)	(126,265)
Total distributions	(351,932)	(264,472)
Share transactions - net increase (decrease)	655,854	333,119
Total increase (decrease) in net assets	(317,516)	577,905

Net Assets
Beginning of period	9,383,629	8,805,724
End of period (including undistributed net investment income of $2,364 and undistributed net investment income of $1,701, respectively)	$ 9,066,113	$ 9,383,629

Financial Highlights - Fidelity Income Replacement 2034 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.515	.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	(4.554)	2.384	4.748	6.014	.504	5.233
Total from investment operations	(4.039)	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.507)	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.101)	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 55.29	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnB, C, D	(6.67)%	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.436	.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	(4.543)	2.387	4.742	6.008	.490	5.247
Total from investment operations	(4.107)	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.439)	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.033)	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 55.30	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnB, C, D	(6.78)%	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) E	.295	.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	(4.530)	2.370	4.746	6.020	.490	5.239
Total from investment operations	(4.235)	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.321)	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.915)	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 55.08	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnB, C, D	(7.01)%	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund

	Six months ended January 31, 2016)	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.586	.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	(4.552)	2.396	4.738	6.009	.505	5.227
Total from investment operations	(3.966)	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,308	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.587	.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	(4.553)	2.385	4.739	6.022	.504	5.226
Total from investment operations	(3.966)	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.1	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.6	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.4	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.9	16.8
	28.1	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.2
	12.8	12.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	39,213	$ 656,816
Fidelity Blue Chip Growth Fund (b)	9,637	609,533
Fidelity Equity-Income Fund (b)	19,301	937,427
Fidelity Large Cap Stock Fund (b)	29,149	703,071
Fidelity Series 100 Index Fund (b)	47,844	609,533
Fidelity Series Broad Market Opportunities Fund (b)	79,989	1,078,247
Fidelity Series Small Cap Opportunities Fund (b)	8,270	93,537
TOTAL DOMESTIC EQUITY FUNDS		4,688,164
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Class I (b)	23,409	857,253
TOTAL EQUITY FUNDS (Cost $5,580,025)		5,545,417
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,718	262,109
Fidelity Strategic Income Fund (b)	26,159	262,109
TOTAL HIGH YIELD FIXED-INCOME FUNDS		524,218

	Shares	Value
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund (b)	55,272	$ 578,697
Fidelity Strategic Real Return Fund (b)	71,006	578,697
Fidelity Total Bond Fund (b)	168,716	1,736,090
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,893,484
TOTAL FIXED-INCOME FUNDS (Cost $3,622,948)		3,417,702
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	657,844	657,844
Fidelity Short-Term Bond Fund (b)	76,672	657,844
TOTAL SHORT-TERM FUNDS (Cost $1,315,764)		1,315,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,518,737)	10,278,807
NET OTHER ASSETS (LIABILITIES) - 0.0%	(840)
NET ASSETS - 100%	10,277,967
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 963,653	$ 98,966	$ 79,778	$ 9,394	$ 857,253
Fidelity Advisor Mid Cap II Fund Class I	723,304	125,187	60,480	857	656,816
Fidelity Blue Chip Growth Fund	672,526	111,352	67,606	233	609,533
Fidelity Capital & Income Fund	291,127	22,232	22,653	5,727	262,109
Fidelity Equity-Income Fund	1,033,614	148,926	80,572	16,548	937,427
Fidelity Government Income Fund	631,904	61,226	112,447	5,691	578,697
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	704,121	59,154	105,431	728	657,844
Fidelity Large Cap Stock Fund	775,211	122,569	71,129	5,769	703,071
Fidelity Series 100 Index Fund	672,526	61,645	74,031	14,304	609,533
Fidelity Series Broad Market Opportunities Fund	1,189,333	182,164	116,889	4,398	1,078,247
Fidelity Series Small Cap Opportunities Fund	103,813	19,818	10,975	368	93,537
Fidelity Short-Term Bond Fund	704,121	62,108	107,568	3,686	657,844
Fidelity Strategic Income Fund	291,127	22,923	35,614	3,326	262,109
Fidelity Strategic Real Return Fund	631,904	65,129	72,927	6,343	578,697
Fidelity Total Bond Fund	1,895,712	178,067	280,697	29,793	1,736,090
Total	$ 11,283,996	$ 1,341,466	$ 1,298,797	$ 107,165	$ 10,278,807
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $10,518,737) - See accompanying schedule		$ 10,278,807
Receivable for investments sold		171,271
Total assets		10,450,078

Liabilities
Payable for investments purchased	$ 171,294
Distribution and service plan fees payable	817
Total liabilities		172,111

Net Assets		$ 10,277,967
Net Assets consist of:
Paid in capital		$ 10,446,513
Undistributed net investment income		2,482
Accumulated undistributed net realized gain (loss) on investments		68,902
Net unrealized appreciation (depreciation) on investments		(239,930)
Net Assets		$ 10,277,967

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($465,052 divided by 8,311.37 shares)		$ 55.95

Maximum offering price per share (100/94.25 of $55.95)		$ 59.36
Class T: Net Asset Value and redemption price per share ($990,003 divided by 17,704.03 shares)		$ 55.92

Maximum offering price per share (100/96.50 of $55.92)		$ 57.95
Class C: Net Asset Value and offering price per share ($371,434 divided by 6,675.05 shares)A		$ 55.65

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($8,450,762 divided by 151,003.25 shares)		$ 55.96

Class I: Net Asset Value, offering price and redemption price per share ($716 divided by 12.78 shares)		$ 56.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 107,165

Expenses
Distribution and service plan fees	$ 5,166
Independent trustees' compensation	23
Total expenses before reductions	5,189
Expense reductions	(23)	5,166
Net investment income (loss)		101,999
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(37,121)
Capital gain distributions from underlying funds	183,333
Total net realized gain (loss)		146,212
Change in net unrealized appreciation (depreciation) on underlying funds		(1,009,210)
Net gain (loss)		(862,998)
Net increase (decrease) in net assets resulting from operations		$ (760,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,999	$ 129,682
Net realized gain (loss)	146,212	245,820
Change in net unrealized appreciation (depreciation)	(1,009,210)	105,008
Net increase (decrease) in net assets resulting from operations	(760,999)	480,510
Distributions to shareholders from net investment income	(101,345)	(129,153)
Distributions to shareholders from net realized gain	(238,984)	(39,965)
Total distributions	(340,329)	(169,118)
Share transactions - net increase (decrease)	96,219	3,684,390
Total increase (decrease) in net assets	(1,005,109)	3,995,782

Net Assets
Beginning of period	11,283,076	7,287,294
End of period (including undistributed net investment income of $2,482 and undistributed net investment income of $1,828, respectively)	$ 10,277,967	$ 11,283,076

Financial Highlights - Fidelity Income Replacement 2036 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) E	.517	.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	(4.719)	2.474	4.831	6.075	.441	5.306
Total from investment operations	(4.202)	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.511)	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.848)	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 55.95	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnB, C, D	(6.87)%	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) E	.445	.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	(4.710)	2.475	4.822	6.077	.448	5.287
Total from investment operations	(4.265)	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.438)	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.775)	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 55.92	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnB, C, D	(6.97)%	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate F	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) E	.298	.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	(4.693)	2.471	4.816	6.061	.445	5.293
Total from investment operations	(4.395)	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.328)	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.665)	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 55.65	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnB, C, D	(7.21)%	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 371	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.592	.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	(4.721)	2.472	4.833	6.070	.445	5.291
Total from investment operations	(4.129)	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 55.96	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total Return B, C	(6.75)%	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,451	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.604	.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	(4.723)	2.498	4.877	6.065	.452	5.291
Total from investment operations	(4.119)	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 56.03	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total Return B, C	(6.73)%	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.3	9.3
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.4	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.2	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.7	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.6%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,851	$ 366,008
Fidelity Blue Chip Growth Fund (b)	5,368	339,543
Fidelity Equity-Income Fund (b)	10,759	522,547
Fidelity Large Cap Stock Fund (b)	16,248	391,910
Fidelity Series 100 Index Fund (b)	26,652	339,543
Fidelity Series Broad Market Opportunities Fund (b)	44,571	600,817
Fidelity Series Small Cap Opportunities Fund (b)	4,630	52,367
TOTAL DOMESTIC EQUITY FUNDS		2,612,735
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Class I (b)	14,054	514,664
TOTAL EQUITY FUNDS (Cost $2,958,019)		3,127,399
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	17,046	150,343
Fidelity Strategic Income Fund (b)	15,004	150,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,687

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	29,795	$ 311,951
Fidelity Strategic Real Return Fund (b)	38,276	311,952
Fidelity Total Bond Fund (b)	90,838	934,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,558,627
TOTAL FIXED-INCOME FUNDS (Cost $1,923,667)		1,859,314
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	322,087	322,087
Fidelity Short-Term Bond Fund (b)	37,539	322,086
TOTAL SHORT-TERM FUNDS (Cost $641,847)		644,173
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,523,533)	5,630,886
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 5,630,699
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 624,716	$ 50,983	$ 79,510	$ 6,058	$ 514,664
Fidelity Advisor Mid Cap II Fund Class I	436,299	65,047	56,344	518	366,008
Fidelity Blue Chip Growth Fund	404,896	56,936	58,281	141	339,543
Fidelity Capital & Income Fund	180,399	9,474	21,897	3,517	150,343
Fidelity Equity-Income Fund	622,712	76,473	77,083	10,020	522,547
Fidelity Government Income Fund	368,816	27,237	82,786	3,284	311,951
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	368,148	23,988	70,049	378	322,087
Fidelity Large Cap Stock Fund	467,034	64,208	65,015	3,456	391,910
Fidelity Series 100 Index Fund	404,896	27,124	61,938	8,436	339,543
Fidelity Series Broad Market Opportunities Fund	716,252	94,998	104,163	2,656	600,817
Fidelity Series Small Cap Opportunities Fund	62,138	10,641	8,914	222	52,367
Fidelity Short-Term Bond Fund	368,148	25,637	71,253	1,917	322,086
Fidelity Strategic Income Fund	180,399	10,430	30,396	1,948	150,344
Fidelity Strategic Real Return Fund	368,816	29,462	59,798	3,712	311,952
Fidelity Total Bond Fund	1,107,787	78,949	218,630	17,211	934,724
Total	$ 6,681,456	$ 651,587	$ 1,066,057	$ 63,474	$ 5,630,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,523,533) - See accompanying schedule		$ 5,630,886
Receivable for investments sold		99,732
Total assets		5,730,618

Liabilities
Payable for investments purchased	$ 97,343
Payable for fund shares redeemed	2,399
Distribution and service plan fees payable	177
Total liabilities		99,919

Net Assets		$ 5,630,699
Net Assets consist of:
Paid in capital		$ 5,501,991
Undistributed net investment income		1,483
Accumulated undistributed net realized gain (loss) on investments		19,872
Net unrealized appreciation (depreciation) on investments		107,353
Net Assets		$ 5,630,699

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($166,936 divided by 3,125.73 shares)		$ 53.41

Maximum offering price per share (100/94.25 of $53.41)		$ 56.67
Class T: Net Asset Value and redemption price per share ($172,582 divided by 3,231.93 shares)		$ 53.40

Maximum offering price per share (100/96.50 of $53.40)		$ 55.34

Class C: Net Asset Value and offering price per share ($85,530 divided by 1,609.88 shares)A		$ 53.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($5,175,310 divided by 96,885.62 shares)		$ 53.42

Class I: Net Asset Value, offering price and redemption price per share ($30,341 divided by 568.04 shares)		$ 53.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 63,474

Expenses
Distribution and service plan fees	$ 1,147
Independent trustees' compensation	14
Total expenses before reductions	1,161
Expense reductions	(14)	1,147
Net investment income (loss)		62,327
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(38,405)
Capital gain distributions from underlying funds	110,372
Total net realized gain (loss)		71,967
Change in net unrealized appreciation (depreciation) on underlying funds		(596,659)
Net gain (loss)		(524,692)
Net increase (decrease) in net assets resulting from operations		$ (462,365)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,327	$ 98,571
Net realized gain (loss)	71,967	189,636
Change in net unrealized appreciation (depreciation)	(596,659)	85,822
Net increase (decrease) in net assets resulting from operations	(462,365)	374,029
Distributions to shareholders from net investment income	(62,013)	(98,552)
Distributions to shareholders from net realized gain	(167,598)	(74,391)
Total distributions	(229,611)	(172,943)
Share transactions - net increase (decrease)	(358,568)	(46,672)
Total increase (decrease) in net assets	(1,050,544)	154,414

Net Assets
Beginning of period	6,681,243	6,526,829
End of period (including undistributed net investment income of $1,483 and undistributed net investment income of $1,169, respectively)	$ 5,630,699	$ 6,681,243

Financial Highlights - Fidelity Income Replacement 2038 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) E	.500	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	(4.639)	2.463	4.763	6.186	.384	5.317
Total from investment operations	(4.139)	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.501)	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.021)	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 53.41	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnB, C, D	(7.05)%	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss)E	.431	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	(4.640)	2.456	4.761	6.201	.367	5.326
Total from investment operations	(4.209)	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.431)	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.951)	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 53.40	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnB, C, D	(7.17)%	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%A	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) E	.290	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	(4.620)	2.444	4.755	6.186	.379	5.319
Total from investment operations	(4.330)	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.320)	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.840)	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 53.13	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnB, C, D	(7.40)%	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%A	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) D	.571	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	(4.642)	2.464	4.759	6.200	.377	5.332
Total from investment operations	(4.071)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.42	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.94)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,175	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss)D	.571	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	(4.652)	2.464	4.761	6.198	.377	5.328
Total from investment operations	(4.081)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.41	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.96)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.1
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	10.9
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.3	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.0	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.8
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	38,147	$ 638,965
Fidelity Blue Chip Growth Fund (b)	9,370	592,636
Fidelity Equity-Income Fund (b)	18,779	912,118
Fidelity Large Cap Stock Fund (b)	28,372	684,330
Fidelity Series 100 Index Fund (b)	46,518	592,636
Fidelity Series Broad Market Opportunities Fund (b)	77,832	1,049,177
Fidelity Series Small Cap Opportunities Fund (b)	8,107	91,694
TOTAL DOMESTIC EQUITY FUNDS		4,561,556
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Class I (b)	26,357	965,204
TOTAL EQUITY FUNDS (Cost $5,507,571)		5,526,760
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	30,641	270,257
Fidelity Strategic Income Fund (b)	26,972	270,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		540,514

	Shares	Value
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund (b)	49,689	$ 520,245
Fidelity Strategic Real Return Fund (b)	63,834	520,245
Fidelity Total Bond Fund (b)	151,581	1,559,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,600,261
TOTAL FIXED-INCOME FUNDS (Cost $3,307,469)		3,140,775
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	492,254	492,254
Fidelity Short-Term Bond Fund (b)	57,372	492,254
TOTAL SHORT-TERM FUNDS (Cost $984,437)		984,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,799,477)	9,652,043
NET OTHER ASSETS (LIABILITIES) - 0.0%	(480)
NET ASSETS - 100%	$ 9,651,563
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,008,243	$ 178,724	$ 85,272	$ 10,567	$ 965,204
Fidelity Advisor Mid Cap II Fund Class I	656,048	163,662	55,267	841	638,965
Fidelity Blue Chip Growth Fund	609,681	143,507	61,175	213	592,636
Fidelity Capital & Income Fund	279,191	41,814	22,068	5,762	270,257
Fidelity Equity-Income Fund	937,212	204,650	72,996	15,824	912,118
Fidelity Government Income Fund	528,785	92,209	98,979	5,021	520,245
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	484,391	80,938	73,075	532	492,254
Fidelity Large Cap Stock Fund	703,402	164,583	66,207	5,617	684,330
Fidelity Series 100 Index Fund	609,681	98,624	67,667	14,043	592,636
Fidelity Series Broad Market Opportunities Fund	1,078,287	247,452	109,072	4,315	1,049,177
Fidelity Series Small Cap Opportunities Fund	93,721	25,228	9,336	348	91,694
Fidelity Short-Term Bond Fund	484,391	83,130	74,652	2,691	492,254
Fidelity Strategic Income Fund	279,191	43,368	35,902	3,287	270,257
Fidelity Strategic Real Return Fund	528,785	96,203	64,563	5,667	520,245
Fidelity Total Bond Fund	1,584,382	268,587	243,214	26,142	1,559,771
Total	$ 9,865,391	$ 1,932,679	$ 1,139,445	$ 100,870	$ 9,652,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,799,477) - See accompanying schedule		$ 9,652,043
Receivable for investments sold		158,774
Total assets		9,810,817

Liabilities
Payable for investments purchased	$ 158,795
Distribution and service plan fees payable	459
Total liabilities		159,254

Net Assets		$ 9,651,563
Net Assets consist of:
Paid in capital		$ 9,728,854
Undistributed net investment income		2,372
Accumulated undistributed net realized gain (loss) on investments		67,771
Net unrealized appreciation (depreciation) on investments		(147,434)
Net Assets		$ 9,651,563

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,369 divided by 1,747.72 shares)		$ 54.57

Maximum offering price per share (100/94.25 of $54.57)		$ 57.90
Class T:
Net Asset Value and redemption price per share ($732,102 divided by 13,401.94 shares)		$ 54.63

Maximum offering price per share (100/96.50 of $54.63)		$ 56.61
Class C:
Net Asset Value and offering price per share ($161,979 divided by 2,987.42 shares)A		$ 54.22

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,646,279 divided by 158,560.69 shares)		$ 54.53

Class I:
Net Asset Value, offering price and redemption price per share ($15,834 divided by 290.36 shares)		$ 54.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 100,870

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	21
Total expenses before reductions	2,423
Expense reductions	(21)	2,402
Net investment income (loss)		98,468
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23,113)
Capital gain distributions from underlying funds	175,883
Total net realized gain (loss)		152,770
Change in net unrealized appreciation (depreciation) on underlying funds		(981,886)
Net gain (loss)		(829,116)
Net increase (decrease) in net assets resulting from operations		$ (730,648)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,468	$ 139,398
Net realized gain (loss)	152,770	278,951
Change in net unrealized appreciation (depreciation)	(981,886)	127,578
Net increase (decrease) in net assets resulting from operations	(730,648)	545,927
Distributions to shareholders from net investment income	(97,839)	(139,199)
Distributions to shareholders from net realized gain	(242,649)	(116,405)
Total distributions	(340,488)	(255,604)
Share transactions - net increase (decrease)	857,064	911,455
Total increase (decrease) in net assets	(214,072)	1,201,778

Net Assets
Beginning of period	9,865,635	8,663,857
End of period (including undistributed net investment income of $2,372 and undistributed net investment income of $1,743, respectively)	$ 9,651,563	$ 9,865,635

Financial Highlights - Fidelity Income Replacement 2040 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.525	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	(4.888)	2.585	5.022	6.538	.331	5.608
Total from investment operations	(4.363)	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.506)	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.997)	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 54.57	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnB, C, D	(7.27)%	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Net investment income (loss)	1.83%A	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.450	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	(4.889)	2.586	5.021	6.563	.312	5.604
Total from investment operations	(4.439)	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.440)	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.931)	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 54.63	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnB, C, D	(7.38)%	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.58%A	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 732	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.309	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	(4.868)	2.580	5.003	6.524	.310	5.609
Total from investment operations	(4.559)	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.330)	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.821)	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 54.22	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnB, C, D	(7.62)%	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08%A	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.596	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	(4.889)	2.584	5.027	6.531	.317	5.602
Total from investment operations	(4.293)	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnB, C	(7.16)%	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,646	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.598	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	(4.891)	2.585	5.010	6.552	.327	5.616
Total from investment operations	(4.293)	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnB, C	(7.16)%	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net AssetsE,G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.7	9.7
Fidelity Large Cap Stock Fund	7.2	7.3
Fidelity Series 100 Index Fund	6.3	6.3
Fidelity Series Broad Market Opportunities Fund	11.1	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.3	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.9	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	3.0	3.0
	5.9	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.8
	26.5	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	4.2	3.9
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	112,100	$ 1,877,673
Fidelity Blue Chip Growth Fund (b)	27,579	1,744,347
Fidelity Equity-Income Fund (b)	55,244	2,683,184
Fidelity Large Cap Stock Fund (b)	83,375	2,010,999
Fidelity Series 100 Index Fund (b)	136,919	1,744,347
Fidelity Series Broad Market Opportunities Fund (b)	228,721	3,083,162
Fidelity Series Small Cap Opportunities Fund (b)	23,822	269,429
TOTAL DOMESTIC EQUITY FUNDS		13,413,141
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Class I (b)	82,904	3,035,942
TOTAL EQUITY FUNDS (Cost $15,621,061)		16,449,083
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (b)	92,587	816,621
Fidelity Strategic Income Fund (b)	81,499	816,621
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,633,242

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund (b)	140,606	$ 1,472,140
Fidelity Strategic Real Return Fund (b)	180,631	1,472,140
Fidelity Total Bond Fund (b)	428,655	4,410,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,355,143
TOTAL FIXED-INCOME FUNDS (Cost $9,388,783)		8,988,385
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,169,506	1,169,506
Fidelity Short-Term Bond Fund (b)	136,291	1,169,379
TOTAL SHORT-TERM FUNDS (Cost $2,337,451)		2,338,885
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $27,347,295)	27,776,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(883)
NET ASSETS - 100%	$ 27,775,470
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 4,025,806	$ 372,417	$ 871,858	$ 37,108	$ 3,035,942
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	330,563	489,868	2,745	1,877,673
Fidelity Blue Chip Growth Fund	2,275,769	338,041	534,030	768	1,744,347
Fidelity Capital & Income Fund	1,076,669	76,259	237,713	19,894	816,621
Fidelity Equity-Income Fund	3,500,075	455,600	747,588	53,441	2,683,184
Fidelity Government Income Fund	1,901,275	180,743	601,058	16,043	1,472,140
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,411,553	141,839	383,886	1,389	1,169,506
Fidelity Large Cap Stock Fund	2,625,056	341,212	568,400	18,447	2,010,999
Fidelity Series 100 Index Fund	2,275,769	183,349	558,157	44,134	1,744,347
Fidelity Series Broad Market Opportunities Fund	4,025,806	542,809	930,828	14,100	3,083,162
Fidelity Series Small Cap Opportunities Fund	349,287	54,897	74,442	1,197	269,429
Fidelity Short-Term Bond Fund	1,411,553	147,470	387,732	7,031	1,169,379
Fidelity Strategic Income Fund	1,076,669	85,150	288,167	10,781	816,621
Fidelity Strategic Real Return Fund	1,901,275	192,036	489,833	18,439	1,472,140
Fidelity Total Bond Fund	5,703,822	521,389	1,647,549	84,018	4,410,863
Total	$ 36,008,996	$ 3,963,774	$ 8,811,109	$ 329,535	$ 27,776,353
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $27,347,295) - See accompanying schedule		$ 27,776,353
Receivable for investments sold		459,135
Total assets		28,235,488

Liabilities
Payable for investments purchased	$ 456,353
Payable for fund shares redeemed	3,007
Distribution and service plan fees payable	658
Total liabilities		460,018

Net Assets		$ 27,775,470
Net Assets consist of:
Paid in capital		$ 27,193,384
Undistributed net investment income		7,027
Accumulated undistributed net realized gain (loss) on investments		146,001
Net unrealized appreciation (depreciation) on investments		429,058
Net Assets		$ 27,775,470

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($493,111 divided by 9,058 shares)		$ 54.44

Maximum offering price per share (100/94.25 of $54.44)		$ 57.76
Class T:
Net Asset Value and redemption price per share ($446,070 divided by 8,192 shares)		$ 54.45

Maximum offering price per share (100/96.50 of $54.45)		$ 56.42
Class C:
Net Asset Value and offering price per share ($545,186 divided by 10,066 shares)A		$ 54.16

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($26,194,945 divided by 481,014 shares)		$ 54.46

Class I:
Net Asset Value, offering price and redemption price per share ($96,158 divided by 1,766 shares)		$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 329,535

Expenses
Distribution and service plan fees	$ 4,139
Independent trustees' compensation	71
Total expenses before reductions	4,210
Expense reductions	(71)	4,139
Net investment income (loss)		325,396
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(248,344)
Capital gain distributions from underlying funds	586,107
Total net realized gain (loss)		337,763
Change in net unrealized appreciation (depreciation) on underlying funds		(3,130,823)
Net gain (loss)		(2,793,060)
Net increase (decrease) in net assets resulting from operations		$ (2,467,664)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 325,396	$ 553,749
Net realized gain (loss)	337,763	1,178,354
Change in net unrealized appreciation (depreciation)	(3,130,823)	508,337
Net increase (decrease) in net assets resulting from operations	(2,467,664)	2,240,440
Distributions to shareholders from net investment income	(324,882)	(553,019)
Distributions to shareholders from net realized gain	(866,030)	(501,646)
Total distributions	(1,190,912)	(1,054,665)
Share transactions - net increase (decrease)	(4,574,079)	987,671
Total increase (decrease) in net assets	(8,232,655)	2,173,446

Net Assets
Beginning of period	36,008,125	33,834,679
End of period (including undistributed net investment income of $7,027 and undistributed net investment income of $6,513, respectively)	$ 27,775,470	$ 36,008,125

Financial Highlights - Fidelity Income Replacement 2042 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.518	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	(5.037)	2.687	5.194	6.833	.281	5.719
Total from investment operations	(4.519)	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.537)	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.081)	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 54.44	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnB, C, D	(7.52)%	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.81%A	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.446	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	(5.037)	2.677	5.216	6.839	.287	5.727
Total from investment operations	(4.591)	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.465)	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.009)	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 54.45	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnB, C, D	(7.63)%	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.56%A	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.302	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	(5.015)	2.673	5.194	6.821	.290	5.719
Total from investment operations	(4.713)	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.373)	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.917)	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 54.16	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnB, C, D	(7.86)%	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Net investment income (loss)	1.06%A	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.590	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	(5.037)	2.687	5.202	6.837	.284	5.719
Total from investment operations	(4.447)	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.46	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnB, C	(7.40)%	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.06%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,195	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.592	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	(5.049)	2.687	5.211	6.841	.275	5.725
Total from investment operations	(4.457)	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.45	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnB, C	(7.41)%	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2016 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Income Replacement shares. Each Fund's Class A, Class T, Class C and Class I shares were closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matter affecting a single class.

Income Replacement 2016 Fund	January 31, 2012
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2016 Fund	$ 12,623,054	$ 99,977	$ (22,526)	$ 77,451
Fidelity Income Replacement 2018 Fund	5,357,201	92,065	(30,892)	61,173
Fidelity Income Replacement 2020 Fund	8,002,434	394,937	(158,923)	236,014
Fidelity Income Replacement 2022 Fund	14,144,622	286,653	(553,722)	(267,069)
Fidelity Income Replacement 2024 Fund	9,628,394	211,630	(444,275)	(233,645)
Fidelity Income Replacement 2026 Fund	8,355,147	154,992	(412,758)	(257,766)
Fidelity Income Replacement 2028 Fund	30,843,107	674,088	(1,726,137)	(1,052,049)
Fidelity Income Replacement 2030 Fund	15,030,307	593,538	(708,423)	(114,885)
Fidelity Income Replacement 2032 Fund	7,253,159	424,586	(282,570)	142,016
Fidelity Income Replacement 2034 Fund	9,019,585	478,318	(431,560)	46,758
Fidelity Income Replacement 2036 Fund	10,567,489	335,809	(624,491)	(288,682)
Fidelity Income Replacement 2038 Fund	5,548,014	342,420	(259,548)	82,872
Fidelity Income Replacement 2040 Fund	9,848,160	342,063	(538,180)	(196,117)
Fidelity Income Replacement 2042 Fund	27,457,285	1,588,472	(1,269,404)	319,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 fund will be limited to approximately $28,019 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,944,603	3,601,318
Fidelity Income Replacement 2018 Fund	1,685,450	2,192,293
Fidelity Income Replacement 2020 Fund	1,728,238	1,889,875
Fidelity Income Replacement 2022 Fund	2,407,449	2,541,787
Fidelity Income Replacement 2024 Fund	2,032,033	2,094,568
Fidelity Income Replacement 2026 Fund	2,553,787	1,163,738
Fidelity Income Replacement 2028 Fund	9,891,976	5,384,389
Fidelity Income Replacement 2030 Fund	1,980,411	3,358,073
Fidelity Income Replacement 2032 Fund	925,764	1,333,807
Fidelity Income Replacement 2034 Fund	1,896,282	1,334,846
Fidelity Income Replacement 2036 Fund	1,341,466	1,298,797
Fidelity Income Replacement 2038 Fund	651,587	1,066,057
Fidelity Income Replacement 2040 Fund	1,932,679	1,139,445
Fidelity Income Replacement 2042 Fund	3,963,774	8,811,109

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	-%	.25%	$ 104	$ -
Class T	.25%	.25%	244	-
Class C	.75%	.25%	837	4
			$ 1,185	$ 4
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 678	$ -
Class T	.25%	.25%	822	-
Class C	.75%	.25%	2,505	111
			$ 4,005	$ 111
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,370	$ 145
Class T	.25%	.25%	496	-
Class C	.75%	.25%	4,331	875
			$ 6,197	$ 1,020
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 525	$ -
Class T	.25%	.25%	220	-
Class C	.75%	.25%	293	18
			$ 1,038	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 540	$ -
Class T	.25%	.25%	710	18
Class C	.75%	.25%	787	51
			$ 2,037	$ 69
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 858	$ -
Class T	.25%	.25%	782	12
Class C	.75%	.25%	868	848
			$ 2,508	$ 860
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,105	$ 80
Class T	.25%	.25%	1,138	-
Class C	.75%	.25%	1,125	257
			$ 3,368	$ 337
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 315	$ 7
Class T	.25%	.25%	50	18
Class C	.75%	.25%	1,595	162
			$ 1,960	$ 187
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 508	$ -
Class T	.25%	.25%	216	86
Class C	.75%	.25%	651	154
			$ 1,375	$ 240
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 352	$ 22
Class T	.25%	.25%	268	72
Class C	.75%	.25%	719	270
			$ 1,339	$ 364
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 531	$ 3
Class T	.25%	.25%	2,588	-
Class C	.75%	.25%	2,047	87
			$ 5,166	$ 90
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 210	$ -
Class T	.25%	.25%	452	12
Class C	.75%	.25%	485	4
			$ 1,147	$ 16
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 9
Class T	.25%	.25%	1,432	-
Class C	.75%	.25%	841	52
			$ 2,402	$ 61

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 707	$ -
Class T	.25%	.25%	1,188	14
Class C	.75%	.25%	2,244	712
			$ 4,139	$ 726

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2020 Fund
Class A	$ 1,049

Fidelity Income Replacement 2024 Fund
Class C*	$ 92

Fidelity Income Replacement 2026 Fund
Class A	$ 324
Class T	15
$ 339
Fidelity Income Replacement 2028 Fund
Class A	$ 1,714
Class T	131
$ 1,845
Fidelity Income Replacement 2030 Fund
Class A	$ 14

Fidelity Income Replacement 2032 Fund
Class T	$ 109

Fidelity Income Replacement 2036 Fund
Class A	$ 357

Fidelity Income Replacement 2038 Fund
Class A	$ 61

Fidelity Income Replacement 2042 Fund
Class A	$ 739
Class T	2
$ 741

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

ReimbursementA
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	13
Fidelity Income Replacement 2020 Fund	19
Fidelity Income Replacement 2022 Fund	31
Fidelity Income Replacement 2024 Fund	21
Fidelity Income Replacement 2026 Fund	16
Fidelity Income Replacement 2028 Fund	61
Fidelity Income Replacement 2030 Fund	36
Fidelity Income Replacement 2032 Fund	17
Fidelity Income Replacement 2034 Fund	20
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	14
Fidelity Income Replacement 2040 Fund	21
Fidelity Income Replacement 2042 Fund	71

A Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 28	$ 278
Class T	4	67
Income Replacement 2016	18,446	21,955
Class I	29	89
Total	$ 18,507	$ 22,389
From net realized gain
Class A	$ 542	$ 4,805
Class T	585	3,444
Class C	1,039	12,555
Income Replacement 2016	55,170	119,314
Class I	102	590
Total	$ 57,438	$ 140,708
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 2,319	$ 5,637
Class T	993	2,142
Class C	653	1,186
Income Replacement 2018	22,515	45,901
Class I	1,509	3,407
Total	$ 27,989	$ 58,273
From net realized gain
Class A	$ 235	$ 759
Class T	140	434
Class C	217	697
Income Replacement 2018	1,759	4,671
Class I	118	343
Total	$ 2,469	$ 6,904

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,392	$ 11,457
Class T	1,214	1,806
Class C	3,372	2,977
Income Replacement 2020	54,563	97,096
Class I	1,599	2,231
Total	$ 69,140	$ 115,567
From net realized gain
Class A	$ 23,499	$ 10,235
Class T	4,347	1,572
Class C	18,056	6,486
Income Replacement 2020	141,250	82,630
Class I	4,068	1,405
Total	$ 191,220	$ 102,328
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 3,357	$ 4,908
Class T	594	794
Class C	253	1,138
Income Replacement 2022	126,798	176,963
Class I	834	1,177
Total	$ 131,836	$ 184,980
From net realized gain
Class A	$ 375	$ 1,029
Class T	78	192
Class C	52	794
Income Replacement 2022	12,274	25,078
Class I	78	204
Total	$ 12,857	$ 27,297
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,477	$ 3,807
Class T	2,052	2,321
Class C	704	836
Income Replacement 2024	84,732	113,941
Class I	560	630
Total	$ 91,525	$ 121,535
From net realized gain
Class A	$ 7,591	$ 3,012
Class T	5,214	2,060
Class C	2,769	1,696
Income Replacement 2024	151,262	81,204
Class I	1,012	397
Total	$ 167,848	$ 88,369
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,657	$ 8,103
Class T	2,223	1,754
Class C	1,256	290
Income Replacement 2026	66,009	72,795
Class I	291	433
Total	$ 75,436	$ 83,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 7,102	$ 1,695
Class T	3,213	170
Class C	1,456	88
Income Replacement 2026	67,136	10,993
Class I	310	74
Total	$ 79,217	$ 13,020
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 8,194	$ 9,093
Class T	3,134	3,547
Class C	1,246	791
Income Replacement 2028	276,442	359,881
Class I	678	2,066
Total	$ 289,694	$ 375,378
From net realized gain
Class A	$ 14,148	$ 1,714
Class T	7,542	832
Class C	3,748	337
Income Replacement 2028	449,213	59,032
Class I	4,219	308
Total	$ 478,870	$ 62,223
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,133	$ 3,432
Class T	157	185
Class C	2,006	2,062
Income Replacement 2030	154,584	238,478
Class I	306	482
Total	$ 159,186	$ 244,639
From net realized gain
Class A	$ 6,194	$ 3,325
Class T	482	211
Class C	7,690	4,264
Income Replacement 2030	373,301	183,072
Class I	716	365
Total	$ 388,383	$ 191,237
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,561	$ 4,601
Class T	726	450
Class C	704	800
Income Replacement 2032	71,943	119,941
Class I	564	867
Total	$ 77,498	$ 126,659
From net realized gain
Class A	$ 10,055	$ 1,964
Class T	1,736	254
Class C	3,229	848
Income Replacement 2032	181,970	53,473
Class I	1,382	385
Total	$ 198,372	$ 56,924

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,413	$ 3,592
Class T	751	971
Class C	817	799
Income Replacement 2034	86,734	129,554
Class I	2,207	3,291
Total	$ 92,922	$ 138,207
From net realized gain
Class A	$ 7,727	$ 3,372
Class T	2,643	1,305
Class C	3,553	1,712
Income Replacement 2034	239,145	116,944
Class I	5,942	2,932
Total	$ 259,010	$ 126,265
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 3,614	$ 4,252
Class T	7,783	10,023
Class C	2,228	2,679
Income Replacement 2036	87,712	112,188
Class I	8	11
Total	$ 101,345	$ 129,153
From net realized gain
Class A	$ 9,270	$ 1,517
Class T	23,460	5,271
Class C	9,451	2,058
Income Replacement 2036	196,785	31,115
Class I	18	4
Total	$ 238,984	$ 39,965
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,515	$ 2,023
Class T	1,396	1,850
Class C	522	602
Income Replacement 2038	58,243	93,585
Class I	337	492
Total	$ 62,013	$ 98,552
From net realized gain
Class A	$ 4,456	$ 1,910
Class T	4,851	2,089
Class C	2,624	1,223
Income Replacement 2038	154,785	68,808
Class I	882	361
Total	$ 167,598	$ 74,391
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 892	$ 1,349
Class T	5,403	5,503
Class C	983	1,772
Income Replacement 2040	90,386	130,310
Class I	175	265
Total	$ 97,839	$ 139,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 2,644	$ 1,365
Class T	14,410	6,949
Class C	4,357	3,481
Income Replacement 2040	220,792	104,392
Class I	446	218
Total	$ 242,649	$ 116,405
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,963	$ 7,004
Class T	3,810	5,289
Class C	2,928	2,599
Income Replacement 2042	312,035	535,968
Class I	1,146	2,159
Total	$ 324,882	$ 553,019
From net realized gain
Class A	$ 15,912	$ 7,309
Class T	12,399	6,885
Class C	10,559	5,237
Income Replacement 2042	824,194	480,538
Class I	2,966	1,677
Total	$ 866,030	$ 501,646

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A
Reinvestment of distributions	11	97	$ 565	$ 4,980
Shares redeemed	(670)	(1,760)	(34,077)	(90,559)
Net increase (decrease)	(659)	(1,663)	$ (33,512)	$ (85,579)
Class T
Reinvestment of distributions	10	65	$ 516	3,319
Shares redeemed	(164)	(354)	(8,338)	(18,223)
Net increase (decrease)	(154)	(289)	$ (7,822)	$ (14,904)
Class C
Reinvestment of distributions	21	227	1,039	11,629
Shares redeemed	(3,758)	(2,865)	(189,604)	(146,186)
Net increase (decrease)	(3,737)	(2,638)	$ (188,565)	$ (134,557)
Income Replacement 2016
Shares sold	157,810	121,430	$ 8,029,667	$ 6,229,218
Reinvestment of distributions	1,336	2,566	67,893	132,021
Shares redeemed	(68,435)	(50,200)	(3,479,521)	(2,579,628)
Net increase (decrease)	90,711	73,796	$ 4,618,039	$ 3,781,611
Class I
Reinvestment of distributions	3	13	$ 131	$ 679
Shares redeemed	(46)	(58)	(2,320)	(3,015)
Net increase (decrease)	(43)	(45)	$ (2,189)	$ (2,336)
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	34	79	$ 1,862	$ 4,343
Shares redeemed	(708)	(5,697)	(38,486)	(313,103)
Net increase (decrease)	(674)	(5,618)	$ (36,624)	$ (308,760)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T
Reinvestment of distributions	18	41	$ 989	$ 2,259
Shares redeemed	(845)	(1,700)	(45,993)	(93,384)
Net increase (decrease)	(827)	(1,659)	$ (45,004)	$ (91,125)
Class C
Shares sold	-	0A	$ -	$ 2
Reinvestment of distributions	15	33	834	1,811
Shares redeemed	(1,611)	(3,957)	(87,854)	(216,566)
Net increase (decrease)	(1,596)	(3,924)	$ (87,020)	$ (214,753)
Income Replacement 2018
Shares sold	22,826	16,515	$ 1,240,674	$ 907,446
Reinvestment of distributions	209	367	11,325	20,187
Shares redeemed	(29,116)	(25,026)	(1,585,303)	(1,373,592)
Net increase (decrease)	(6,081)	(8,144)	$ (333,304)	$ (445,959)
Class I
Reinvestment of distributions	30	68	$ 1,627	$ 3,750
Shares redeemed	(580)	(2,685)	(31,591)	(146,904)
Net increase (decrease)	(550)	(2,617)	$ (29,964)	$ (143,154)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,719	7,497	$ 309,005	$ 421,574
Reinvestment of distributions	509	284	27,499	15,878
Shares redeemed	(3,306)	(2,731)	(178,903)	(153,226)
Net increase (decrease)	2,922	5,050	$ 157,601	$ 284,226
Class T
Shares sold	-	2,124	$ -	$ 117,907
Reinvestment of distributions	100	55	5,387	3,077
Shares redeemed	(95)	(214)	(5,111)	(12,041)
Net increase (decrease)	5	1,965	$ 276	$ 108,943
Class C
Shares sold	2,369	5,637	$ 127,731	$ 315,712
Reinvestment of distributions	387	156	20,828	8,676
Shares redeemed	(129)	(1,429)	(7,040)	(79,961)
Net increase (decrease)	2,627	4,364	$ 141,519	$ 244,427
Income Replacement 2020
Shares sold	14,550	34,989	$ 794,029	$ 1,957,224
Reinvestment of distributions	3,012	2,236	162,689	125,058
Shares redeemed	(24,302)	(47,498)	(1,308,959)	(2,666,418)
Net increase (decrease)	(6,740)	(10,273)	$ (352,241)	$ (584,136)
Class I
Shares sold	-	1,973	$ -	$ 111,000
Reinvestment of distributions	105	65	5,667	3,636
Shares redeemed	(93)	(181)	(5,070)	(10,140)
Net increase (decrease)	12	1,857	$ 597	$ 104,496
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	987	$ -	$ 57,740
Reinvestment of distributions	56	88	3,216	5,120
Shares redeemed	(52)	(998)	(2,980)	(58,651)
Net increase (decrease)	4	77	$ 236	$ 4,209
Class T
Shares sold	-	2,926	$ -	$ 171,217
Reinvestment of distributions	12	17	672	986
Shares redeemed	(9)	(1,869)	(500)	(110,848)
Net increase (decrease)	3	1,074	$ 172	$ 61,354

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2022 Fund
Class C
Shares sold	-	482	$ -	$ 27,847
Reinvestment of distributions	3	30	163	1,746
Shares redeemed	-	(5,153)	-	(301,090)
Net increase (decrease)	3	(4,641)	$ 163	$ (271,497)
Income Replacement 2022
Shares sold	24,163	124,560	$ 1,374,676	$ 7,249,525
Reinvestment of distributions	1,610	2,294	91,699	133,789
Shares redeemed	(31,633)	(54,675)	(1,794,816)	(3,182,273)
Net increase (decrease)	(5,860)	72,179	$ (328,441)	$ 4,201,041
Class I
Shares sold	685	470	$ 37,829	$ 27,193
Reinvestment of distributions	16	21	912	1,243
Shares redeemed	(12)	(16)	(672)	(958)
Net increase (decrease)	689	475	$ 38,069	$ 27,478
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,212	$ -	$ 251,274
Reinvestment of distributions	180	102	10,163	6,014
Shares redeemed	(852)	(219)	(48,579)	(12,963)
Net increase (decrease)	(672)	4,095	$ (38,416)	$ 244,325
Class T
Shares sold	-	3,066	$ -	$ 183,213
Reinvestment of distributions	114	53	6,425	3,096
Shares redeemed	(3,023)	(754)	(169,167)	(44,593)
Net increase (decrease)	(2,909)	2,365	$ (162,742)	$ 141,716
Class C
Shares sold	-	414	$ -	$ 24,200
Reinvestment of distributions	62	32	3,473	1,897
Shares redeemed	(190)	(273)	(10,813)	(16,055)
Net increase (decrease)	(128)	173	$ (7,340)	$ 10,042
Income Replacement 2024
Shares sold	26,778	73,716	$ 1,534,944	$ 4,346,368
Reinvestment of distributions	3,548	2,362	200,776	138,630
Shares redeemed	(27,320)	(38,919)	(1,547,022)	(2,283,998)
Net increase (decrease)	3,006	37,159	$ 188,698	$ 2,201,000
Class I
Shares sold	-	617	$ -	$ 36,550
Reinvestment of distributions	16	16	931	961
Shares redeemed	(166)	(1)	(9,564)	(65)
Net increase (decrease)	(150)	632	$ (8,633)	$ 37,446
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	4,181	$ -	$ 249,240
Reinvestment of distributions	210	149	12,183	8,920
Shares redeemed	(2,352)	(1,276)	(132,139)	(77,210)
Net increase (decrease)	(2,142)	3,054	$ (119,956)	$ 180,950
Class T
Shares sold	100	5,546	$ 5,894	$ 327,446
Reinvestment of distributions	94	28	5,435	1,667
Shares redeemed	(257)	(837)	(15,000)	(50,629)
Net increase (decrease)	(63)	4,737	$ (3,671)	$ 278,484

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
Class C
Shares sold	2,995	1,224	$ 174,801	$ 74,000
Reinvestment of distributions	47	6	2,712	378
Shares redeemed	(190)	(374)	(10,883)	(22,526)
Net increase (decrease)	2,852	856	$ 166,630	$ 51,852
Income Replacement 2026
Shares sold	35,587	65,266	$ 2,073,694	$ 3,918,081
Reinvestment of distributions	1,821	851	105,541	51,071
Shares redeemed	(15,046)	(26,992)	(874,223)	(1,627,504)
Net increase (decrease)	22,362	39,125	$ 1,305,012	$ 2,341,648
Class I
Reinvestment of distributions	10	8	$ 601	$ 507
Shares redeemed	(27)	-	(1,478)	-
Net increase (decrease)	(17)	8	$ (877)	$ 507
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	5,854	3,506	$ 346,051	$ 214,042
Reinvestment of distributions	381	177	22,341	10,807
Shares redeemed	(10,494)	(1,895)	(590,876)	(115,165)
Net increase (decrease)	(4,259)	1,788	$ (222,484)	$ 109,684
Class T
Shares sold	1,674	2,218	$ 98,478	$ 136,892
Reinvestment of distributions	160	40	9,393	2,432
Shares redeemed	(2,217)	(366)	(130,837)	(22,198)
Net increase (decrease)	(383)	1,892	$ (22,966)	$ 117,126
Class C
Shares sold	1,170	2,233	$ 70,718	$ 135,597
Reinvestment of distributions	85	19	4,994	1,128
Shares redeemed	(1)	-	(50)	-
Net increase (decrease)	1,254	2,252	$ 75,662	$ 136,725
Income Replacement 2028
Shares sold	145,123	175,373	$ 8,588,896	$ 10,694,133
Reinvestment of distributions	10,541	4,797	617,792	292,689
Shares redeemed	(72,909)	(122,768)	(4,309,023)	(7,513,885)
Net increase (decrease)	82,755	57,402	$ 4,897,665	$ 3,472,937
Class I
Shares sold	4,724	3,296	$ 284,670	$ 203,084
Reinvestment of distributions	83	39	4,897	2,374
Shares redeemed	(8,655)	-	(514,080)	-
Net increase (decrease)	(3,848)	3,335	$ (224,513)	$ 205,458
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	55	1,161	$ 3,199	$ 70,615
Reinvestment of distributions	104	76	5,990	4,609
Shares redeemed	(628)	(881)	(36,206)	(53,162)
Net increase (decrease)	(469)	356	$ (27,017)	$ 22,062
Class T
Shares sold	34	52	$ 2,000	$ 3,208
Reinvestment of distributions	11	7	639	396
Shares redeemed	(129)	(2)	(7,201)	(107)
Net increase (decrease)	(84)	57	$ (4,562)	$ 3,497
Class C
Shares sold	1,610	50	$ 92,155	$ 3,000
Reinvestment of distributions	160	96	9,183	5,755
Shares redeemed	(1,772)	(406)	(100,376)	(24,659)
Net increase (decrease)	(2)	(260)	$ 962	$ (15,904)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2030
Shares sold	18,300	82,991	$ 1,051,494	$ 5,032,550
Reinvestment of distributions	8,053	5,561	465,299	336,113
Shares redeemed	(47,607)	(63,698)	(2,745,691)	(3,868,628)
Net increase (decrease)	(21,254)	24,854	$ (1,228,898)	$ 1,500,035
Class I
Reinvestment of distributions	18	14	1,022	847
Shares redeemed	(27)	(551)	(1,496)	(33,612)
Net increase (decrease)	(9)	(537)	$ (474)	$ (32,765)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,248	$ -	$ 246,064
Reinvestment of distributions	219	101	12,044	5,808
Shares redeemed	(199)	(1,760)	(11,117)	(102,430)
Net increase (decrease)	20	2,589	$ 927	$ 149,442
Class T
Shares sold	1,175	600	$ 64,363	$ 35,000
Reinvestment of distributions	45	12	2,462	704
Shares redeemed	(1,214)	(114)	(63,472)	(6,672)
Net increase (decrease)	6	498	$ 3,353	$ 29,032
Class C
Shares sold	-	172	$ -	$ 10,000
Reinvestment of distributions	71	29	3,874	1,644
Shares redeemed	(237)	-	(12,646)	-
Net increase (decrease)	(166)	201	$ (8,772)	$ 11,644
Income Replacement 2032
Shares sold	2,752	34,142	$ 154,250	$ 1,958,739
Reinvestment of distributions	4,106	2,235	225,832	128,734
Shares redeemed	(13,037)	(36,244)	(720,200)	(2,089,388)
Net increase (decrease)	(6,179)	133	$ (340,118)	$ (1,915)
Class I
Shares sold	-	608	$ -	$ 35,000
Reinvestment of distributions	35	22	1,946	1,252
Shares redeemed	(53)	-	(2,741)	-
Net increase (decrease)	(18)	630	$ (795)	$ 36,252
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	2,780	$ -	$ 165,117
Reinvestment of distributions	54	29	3,129	1,769
Shares redeemed	(264)	(18)	(15,261)	(1,096)
Net increase (decrease)	(210)	2,791	$ (12,132)	$ 165,790
Class T
Shares sold	2,372	-	$ 132,706	$ -
Reinvestment of distributions	59	38	3,394	2,276
Shares redeemed	(1,325)	-	(73,183)	-
Net increase (decrease)	1,106	38	$ 62,917	$ 2,276
Class C
Shares sold	435	1,221	$ 25,000	$ 74,000
Reinvestment of distributions	76	42	4,370	2,511
Shares redeemed	(262)	-	(14,590)	-
Net increase (decrease)	249	1,263	$ 14,780	$ 76,511
Income Replacement 2034
Shares sold	19,652	24,835	$ 1,152,439	$ 1,498,589
Reinvestment of distributions	4,806	3,072	276,370	185,302
Shares redeemed	(14,547)	(26,482)	(847,575)	(1,600,482)
Net increase (decrease)	9,911	1,425	$ 581,234	$ 83,409

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2034
Class I
Shares sold	570	-	$ 30,763	$ -
Reinvestment of distributions	142	103	8,149	6,223
Shares redeemed	(539)	(18)	(29,857)	(1,090)
Net increase (decrease)	173	85	$ 9,055	$ 5,133
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,231	4,160	$ 70,588	$ 253,019
Reinvestment of distributions	221	94	12,884	5,769
Shares redeemed	(425)	(1)	(25,282)	(51)
Net increase (decrease)	1,027	4,253	$ 58,190	$ 258,737
Class T
Shares sold	311	12,423	$ 18,325	$ 755,608
Reinvestment of distributions	505	199	29,375	12,109
Shares redeemed	(668)	(2,095)	(38,797)	(128,956)
Net increase (decrease)	148	10,527	$ 8,903	$ 638,761
Class C
Shares sold	-	1,714	$ -	$ 103,000
Reinvestment of distributions	179	54	10,386	3,277
Shares redeemed	(708)	(571)	(41,477)	(34,831)
Net increase (decrease)	(529)	1,197	$ (31,091)	$ 71,446
Income Replacement 2036
Shares sold	5,380	60,575	$ 314,674	$ 3,723,337
Reinvestment of distributions	3,866	1,180	225,023	72,003
Shares redeemed	(8,182)	(17,654)	(479,467)	(1,079,909)
Net increase (decrease)	1,064	44,101	$ 60,230	$ 2,715,431
Class I
Reinvestment of distributions	0A	0A	$ 25	$ 15
Shares redeemed	(1)	-	(38)	-
Net increase (decrease)	(1)	0A	$ (13)	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	141	353	$ 7,909	$ 20,577
Reinvestment of distributions	106	67	5,883	3,892
Shares redeemed	-	(614)	-	(35,485)
Net increase (decrease)	247	(194)	$ 13,792	$ (11,016)
Class T
Reinvestment of distributions	98	49	5,461	2,834
Shares redeemed	(67)	(141)	(3,758)	(8,284)
Net increase (decrease)	31	(92)	$ 1,703	$ (5,450)
Class C
Shares sold	-	858	$ -	$ 50,000
Reinvestment of distributions	57	31	3,146	1,825
Shares redeemed	(200)	(1,045)	(11,180)	(61,313)
Net increase (decrease)	(143)	(156)	$ (8,034)	$ (9,488)
Income Replacement 2038
Shares sold	2,361	39,133	$ 134,202	$ 2,291,014
Reinvestment of distributions	3,495	2,388	194,641	139,599
Shares redeemed	(12,704)	(41,971)	(694,478)	(2,452,184)
Net increase (decrease)	(6,848)	(450)	$ (365,635)	$ (21,571)
Class I
Reinvestment of distributions	22	15	1,219	853
Shares redeemed	(31)	-	(1,613)	-
Net increase (decrease)	(9)	15	$ (394)	$ 853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	57	42	$ 3,232	$ 2,481
Shares redeemed	(90)	(103)	(5,174)	(6,114)
Net increase (decrease)	(33)	(61)	$ (1,942)	$ (3,633)
Class T
Shares sold	9,234	1,830	$ 527,973	$ 109,770
Reinvestment of distributions	288	120	16,389	7,117
Shares redeemed	(5,032)	(659)	(285,499)	(39,850)
Net increase (decrease)	4,490	1,291	$ 258,863	$ 77,037
Class C
Shares sold	-	1,840	$ -	$ 108,577
Reinvestment of distributions	90	87	5,084	5,180
Shares redeemed	(19)	(2,499)	(1,082)	(149,993)
Net increase (decrease)	71	(572)	$ 4,002	$ (36,236)
Income Replacement 2040
Shares sold	15,242	53,795	$ 879,029	$ 3,230,063
Reinvestment of distributions	4,639	3,039	263,836	181,300
Shares redeemed	(9,433)	(42,220)	(546,353)	(2,537,333)
Net increase (decrease)	10,448	14,614	$ 596,512	$ 874,030
Class I
Reinvestment of distributions	11	8	$ 621	$ 463
Shares redeemed	(18)	(3)	(992)	(206)
Net increase (decrease)	(7)	5	$ (371)	$ 257
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	48	2,072	$ 2,788	$ 125,907
Reinvestment of distributions	365	237	20,735	14,198
Shares redeemed	(1,766)	(1,453)	(102,340)	(86,993)
Net increase (decrease)	(1,353)	856	$ (78,817)	$ 53,112
Class T
Shares sold	7	700	$ 406	$ 41,128
Reinvestment of distributions	254	186	14,427	11,114
Shares redeemed	(970)	(125)	(56,388)	(7,570)
Net increase (decrease)	(709)	761	$ (41,555)	$ 44,672
Class C
Shares sold	5,320	4,023	$ 289,821	$ 245,084
Reinvestment of distributions	224	121	12,653	7,202
Shares redeemed	(5,250)	(578)	(299,116)	(33,711)
Net increase (decrease)	294	3,566	$ 3,358	$ 218,575
Income Replacement 2042
Shares sold	33,625	248,290	$ 1,903,282	$ 14,796,396
Reinvestment of distributions	17,582	13,448	1,000,062	803,603
Shares redeemed	(128,403)	(249,491)	(7,322,107)	(14,963,034)
Net increase (decrease)	(77,196)	12,247	$ (4,418,763)	$ 636,965
Class I
Shares sold	-	1,438	$ -	$ 86,458
Reinvestment of distributions	72	64	4,112	3,816
Shares redeemed	(737)	(911)	(42,414)	(55,927)
Net increase (decrease)	(665)	591	$ (38,302)	$ 34,347

A Amount represents less than one share.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	20%	10%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the management contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject. The Board noted that the comparisons for 2014 reflect a revised Total Mapped Group that includes only non-target date funds-of-funds that invest in affiliated funds.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

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1.848177.108
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2016

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.50	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.60	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 997.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 996.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 985.20	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 984.00	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 981.50	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 986.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 986.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 970.60	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 969.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 967.00	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 960.60	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 959.20	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 957.00	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 951.80	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 950.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 948.30	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 945.70	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 944.50	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 942.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 941.20	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 940.10	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 937.70	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 938.10	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 936.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 934.60	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 935.30	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 934.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 932.10	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 933.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 932.20	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 929.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 931.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 930.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 927.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 932.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 932.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 929.50	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 928.30	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 926.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 930.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 930.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 927.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 926.20	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 923.80	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 924.80	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 923.70	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 921.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 926.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 925.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.5	0.6
Fidelity Blue Chip Growth Fund	0.4	0.6
Fidelity Equity-Income Fund	0.6	0.9
Fidelity Large Cap Stock Fund	0.5	0.6
Fidelity Series 100 Index Fund	0.4	0.6
Fidelity Series Broad Market Opportunities Fund	0.7	1.0
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	3.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.0	0.4
Fidelity Strategic Real Return Fund	0.0	0.4
Fidelity Total Bond Fund	0.0	1.3
	0.0	2.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	91.6	77.9
Fidelity Short-Term Bond Fund	5.2	15.6
	96.8	93.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	3.2%
Investment Grade Fixed-Income Funds	0.0%
Short-Term Funds	96.8%

Six months ago
Domestic Equity Funds	4.4%
Investment Grade Fixed-Income Funds	2.1%
Short-Term Funds	93.5%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 3.2%
	Shares	Value
Domestic Equity Funds - 3.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	3,336	$ 55,882
Fidelity Blue Chip Growth Fund (b)	823	52,072
Fidelity Equity-Income Fund (b)	1,647	80,013
Fidelity Large Cap Stock Fund (b)	2,527	60,962
Fidelity Series 100 Index Fund (b)	4,087	52,072
Fidelity Series Broad Market Opportunities Fund (b)	6,878	92,714
Fidelity Series Small Cap Opportunities Fund (b)	674	7,620
TOTAL EQUITY FUNDS (Cost $340,995)		401,335
Short-Term Funds - 96.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	11,636,203	$ 11,636,203
Fidelity Short-Term Bond Fund (b)	77,269	662,967
TOTAL SHORT-TERM FUNDS (Cost $12,268,087)		12,299,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,609,082)		12,700,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161)
NET ASSETS - 100%		$ 12,700,344
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 52,219	$ 38,301	$ 24,470	$ 2,350	$ 55,882
Fidelity Blue Chip Growth Fund	48,850	36,402	24,815	19	52,072
Fidelity Equity-Income Fund	74,959	53,959	36,206	1,355	80,013
Fidelity Government Income Fund	35,374	10,317	45,336	167	-
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6,556,828	7,006,990	1,927,612	7,767	11,636,203
Fidelity Large Cap Stock Fund	56,430	40,336	26,325	458	60,962
Fidelity Series 100 Index Fund	48,850	33,406	26,624	1,185	52,072
Fidelity Series Broad Market Opportunities Fund	85,908	63,408	43,209	352	92,714
Fidelity Series Small Cap Opportunities Fund	7,580	6,027	4,506	29	7,620
Fidelity Short-Term Bond Fund	1,314,734	614,067	1,263,818	5,732	662,967
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	230	-
Fidelity Total Bond Fund	105,280	31,206	134,307	948	-
Total	$ 8,422,386	$ 7,944,603	$ 3,601,318	$ 20,592	$ 12,700,505
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $12,609,082) - See accompanying schedule		$ 12,700,505
Cash		3
Receivable for investments sold		62,806
Total assets		12,763,314

Liabilities
Payable for investments purchased	$ 37,851
Payable for fund shares redeemed	24,978
Distribution and service plan fees payable	141
Total liabilities		62,970

Net Assets		$ 12,700,344
Net Assets consist of:
Paid in capital		$ 12,596,825
Undistributed net investment income		1,503
Accumulated undistributed net realized gain (loss) on investments		10,593
Net unrealized appreciation (depreciation) on investments		91,423
Net Assets		$ 12,700,344
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($61,468 divided by 1,211.8 shares)		$ 50.72

Maximum offering price per share (100/94.25 of $50.72)		$ 53.81
Class T: Net Asset Value and redemption price per share ($93,345 divided by 1,843.8 shares)		$ 50.63

Maximum offering price per share (100/96.50 of $50.63)		$ 52.47
Class C: Net Asset Value and offering price per share ($104,984 divided by 2,097.6 shares)A		$ 50.05

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($12,424,958 divided by 245,030.6 shares)		$ 50.71

Class I: Net Asset Value, offering price and redemption price per share ($15,589 divided by 307.4 shares)		$ 50.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,592

Expenses
Distribution and service plan fees	$ 1,185
Independent trustees' compensation	21
Total expenses before reductions	1,206
Expense reductions	(21)	1,185
Net investment income (loss)		19,407
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,082
Capital gain distributions from underlying funds	14,113
Total net realized gain (loss)		33,195
Change in net unrealized appreciation (depreciation) on underlying funds		(84,253)
Net gain (loss)		(51,058)
Net increase (decrease) in net assets resulting from operations		$ (31,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,407	$ 22,501
Net realized gain (loss)	33,195	134,883
Change in net unrealized appreciation (depreciation)	(84,253)	(110,667)
Net increase (decrease) in net assets resulting from operations	(31,651)	46,717
Distributions to shareholders from net investment income	(18,507)	(22,389)
Distributions to shareholders from net realized gain	(57,438)	(140,708)
Total distributions	(75,945)	(163,097)
Share transactions - net increase (decrease)	4,385,951	3,544,235
Total increase (decrease) in net assets	4,278,355	3,427,855

Net Assets
Beginning of period	8,421,989	4,994,134
End of period (including undistributed net investment income of $1,503 and undistributed net investment income of $603, respectively)	$ 12,700,344	$ 8,421,989

Financial Highlights - Fidelity Income Replacement 2016 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.037	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	(.267)	.307	1.012	1.219	.842	3.054
Total from investment operations	(.230)	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.020)	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.320)	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 50.72	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnB, C, D	(.45)%	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14%A	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss) E	(.027)	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	(.251)	.303	1.006	1.225	.847	3.043
Total from investment operations	(.278)	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.002)	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.302)	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 50.63	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnB, C, D	(.54)%	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.11)%A	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss) E	(.153)	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	(.257)	.299	1.014	1.225	.837	3.055
Total from investment operations	(.410)	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.300)	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.05	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnB, C, D	(.81)%	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.60)%A	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.099	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	(.253)	.300	1.007	1.229	.838	3.055
Total from investment operations	(.154)	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.30)%	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,425	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.100	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	(.264)	.310	1.007	1.228	.836	3.054
Total from investment operations	(.164)	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.32)%	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.4	1.7
Fidelity Blue Chip Growth Fund	1.2	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.2	13.8
	17.0	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	46.9	40.4
Fidelity Short-Term Bond Fund	26.5	24.6
	73.4	65.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

Six months ago
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,367	$ 73,148
Fidelity Blue Chip Growth Fund (b)	1,071	67,730
Fidelity Equity-Income Fund (b)	2,142	104,033
Fidelity Large Cap Stock Fund (b)	3,235	78,025
Fidelity Series 100 Index Fund (b)	5,316	67,730
Fidelity Series Broad Market Opportunities Fund (b)	8,883	119,746
Fidelity Series Small Cap Opportunities Fund (b)	910	10,295
TOTAL EQUITY FUNDS (Cost $426,663)		520,707
Fixed-Income Funds - 17.0%

Investment Grade Fixed-Income Funds - 17.0%
Fidelity Government Income Fund (b)	17,647	184,766
Fidelity Strategic Real Return Fund (b)	22,671	184,767
Fidelity Total Bond Fund (b)	53,815	553,757
TOTAL FIXED-INCOME FUNDS (Cost $945,722)		923,290
Short-Term Funds - 73.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,541,219	$ 2,541,219
Fidelity Short-Term Bond Fund (b)	167,035	1,433,158
TOTAL SHORT-TERM FUNDS (Cost $3,967,828)		3,974,377
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,340,213)		5,418,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(650)
NET ASSETS - 100%		$ 5,417,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 101,827	$ 26,084	$ 39,210	$ 103	$ 73,148
Fidelity Blue Chip Growth Fund	94,554	25,979	39,889	20	67,730
Fidelity Equity-Income Fund	144,861	36,973	57,956	2,108	104,033
Fidelity Government Income Fund	278,812	52,721	145,169	2,212	184,766
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,450,520	848,392	757,694	2,679	2,541,219
Fidelity Large Cap Stock Fund	109,101	27,360	44,024	688	78,025
Fidelity Series 100 Index Fund	94,554	20,535	42,019	1,675	67,730
Fidelity Series Broad Market Opportunities Fund	166,681	43,582	69,922	529	119,746
Fidelity Series Small Cap Opportunities Fund	14,547	3,638	5,537	47	10,295
Fidelity Short-Term Bond Fund	1,489,828	388,214	442,835	7,929	1,433,158
Fidelity Strategic Real Return Fund	278,813	51,178	127,175	2,630	184,767
Fidelity Total Bond Fund	837,043	160,794	420,863	11,697	553,757
Total	$ 6,061,141	$ 1,685,450	$ 2,192,293	$ 32,317	$ 5,418,374
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,340,213) - See accompanying schedule		$ 5,418,374
Cash		3
Receivable for investments sold		68,811
Total assets		5,487,188

Liabilities
Payable for investments purchased	$ 53,825
Payable for fund shares redeemed	15,001
Distribution and service plan fees payable	638
Total liabilities		69,464

Net Assets		$ 5,417,724
Net Assets consist of:
Paid in capital		$ 5,475,459
Undistributed net investment income		1,262
Accumulated undistributed net realized gain (loss) on investments		(137,158)
Net unrealized appreciation (depreciation) on investments		78,161
Net Assets		$ 5,417,724
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($519,827 divided by 9,641.2 shares)		$ 53.92

Maximum offering price per share (100/94.25 of $53.92)		$ 57.21
Class T: Net Asset Value and redemption price per share ($305,600 divided by 5,666.6 shares)		$ 53.93

Maximum offering price per share (100/96.50 of $53.93)		$ 55.89

Class C: Net Asset Value and offering price per share ($481,370 divided by 8,964.9 shares)A		$ 53.69

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,851,781 divided by 71,422.6 shares)		$ 53.93

Class I: Net Asset Value, offering price and redemption price per share ($259,146 divided by 4,804.7 shares)		$ 53.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,317

Expenses
Distribution and service plan fees	$ 4,005
Independent trustees' compensation	13
Total expenses before reductions	4,018
Expense reductions	(13)	4,005
Net investment income (loss)		28,312
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,352
Capital gain distributions from underlying funds	27,359
Total net realized gain (loss)		60,711
Change in net unrealized appreciation (depreciation) on underlying funds		(169,275)
Net gain (loss)		(108,564)
Net increase (decrease) in net assets resulting from operations		$ (80,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,312	$ 58,048
Net realized gain (loss)	60,711	198,431
Change in net unrealized appreciation (depreciation)	(169,275)	(126,215)
Net increase (decrease) in net assets resulting from operations	(80,252)	130,264
Distributions to shareholders from net investment income	(27,989)	(58,273)
Distributions to shareholders from net realized gain	(2,469)	(6,904)
Total distributions	(30,458)	(65,177)
Share transactions - net increase (decrease)	(531,916)	(1,203,751)
Total increase (decrease) in net assets	(642,626)	(1,138,664)

Net Assets
Beginning of period	6,060,350	7,199,014
End of period (including undistributed net investment income of $1,262 and undistributed net investment income of $939, respectively)	$ 5,417,724	$ 6,060,350

Financial Highlights - Fidelity Income Replacement 2018 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) E	.235	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	(1.047)	.583	2.080	2.135	.909	3.655
Total from investment operations	(.812)	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.234)	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.258)	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 53.92	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnB, C, D	(1.48)%	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.86%A	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) E	.167	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	(1.046)	.573	2.085	2.133	.909	3.664
Total from investment operations	(.879)	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.167)	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.191)	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnB, C, D	(1.60)%	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.61%A	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) E	.031	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	(1.045)	.574	2.073	2.129	.912	3.659
Total from investment operations	(1.014)	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.072)	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.096)	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 53.69	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnB, C, D	(1.85)%	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.11%A	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	(1.048)	.582	2.081	2.135	.908	3.657
Total from investment operations	(.745)	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnB, C	(1.36)%	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	(1.038)	.571	2.091	2.124	.915	3.668
Total from investment operations	(.735)	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.94	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnB, C	(1.34)%	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	2.8	3.0
Fidelity Blue Chip Growth Fund	2.5	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	3.0	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.2	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	22.3	18.4
Fidelity Short-Term Bond Fund	18.9	18.5
	41.2	36.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.6%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	13,477	$ 225,734
Fidelity Blue Chip Growth Fund (b)	3,308	209,257
Fidelity Equity-Income Fund (b)	6,632	322,124
Fidelity Large Cap Stock Fund (b)	10,042	242,211
Fidelity Series 100 Index Fund (b)	16,425	209,257
Fidelity Series Broad Market Opportunities Fund (b)	27,502	370,730
Fidelity Series Small Cap Opportunities Fund (b)	2,841	32,130
TOTAL EQUITY FUNDS (Cost $1,237,040)		1,611,443
Fixed-Income Funds - 39.2%

Investment Grade Fixed-Income Funds - 39.2%
Fidelity Government Income Fund (b)	61,769	646,718
Fidelity Strategic Real Return Fund (b)	79,352	646,719
Fidelity Total Bond Fund (b)	188,547	1,940,151
TOTAL FIXED-INCOME FUNDS (Cost $3,340,255)		3,233,588
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,838,822	$ 1,838,822
Fidelity Short-Term Bond Fund (b)	181,188	1,554,595
TOTAL SHORT-TERM FUNDS (Cost $3,380,382)		3,393,417
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,677)		8,238,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,086)
NET ASSETS - 100%		$ 8,237,362
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 72,232	$ 3,370	$ 70,817	$ 146	$ -
Fidelity Advisor Mid Cap II Fund Class I	260,741	70,289	58,202	313	225,734
Fidelity Blue Chip Growth Fund	242,243	63,457	58,165	88	209,257
Fidelity Equity-Income Fund	372,613	89,779	80,927	6,156	322,124
Fidelity Government Income Fund	724,966	104,354	179,467	6,694	646,718
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,624,121	461,975	247,274	1,848	1,838,822
Fidelity Large Cap Stock Fund	279,240	71,832	65,001	2,084	242,211
Fidelity Series 100 Index Fund	242,243	44,468	60,272	5,095	209,257
Fidelity Series Broad Market Opportunities Fund	428,109	107,759	102,561	1,607	370,730
Fidelity Series Small Cap Opportunities Fund	36,997	10,935	8,880	137	32,130
Fidelity Short-Term Bond Fund	1,625,227	290,458	358,651	9,038	1,554,595
Fidelity Strategic Real Return Fund	724,966	107,933	132,226	7,758	646,719
Fidelity Total Bond Fund	2,174,016	301,629	467,432	35,106	1,940,151
Total	$ 8,807,714	$ 1,728,238	$ 1,889,875	$ 76,070	$ 8,238,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,957,677) - See accompanying schedule		$ 8,238,448
Cash		5
Receivable for investments sold		123,172
Total assets		8,361,625

Liabilities
Payable for investments purchased	$ 123,184
Distribution and service plan fees payable	1,079
Total liabilities		124,263

Net Assets		$ 8,237,362
Net Assets consist of:
Paid in capital		$ 7,959,050
Undistributed net investment income		2,555
Accumulated undistributed net realized gain (loss) on investments		(5,014)
Net unrealized appreciation (depreciation) on investments		280,771
Net Assets		$ 8,237,362
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,190,488 divided by 22,497 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($192,824 divided by 3,643 shares)		$ 52.93

Maximum offering price per share (100/96.50 of $52.93)		$ 54.85
Class C:
Net Asset Value and offering price per share ($901,681 divided by 17,080 shares)A		$ 52.79

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($5,771,480 divided by 109,054 shares)		$ 52.92

Class I:
Net Asset Value, offering price and redemption price per share ($180,889 divided by 3,418 shares)		$ 52.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 76,070

Expenses
Distribution and service plan fees	$ 6,197
Independent trustees' compensation	19
Total expenses before reductions	6,216
Expense reductions	(19)	6,197
Net investment income (loss)		69,873
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	16,209
Capital gain distributions from underlying funds	81,021
Total net realized gain (loss)		97,230
Change in net unrealized appreciation (depreciation) on underlying funds		(423,841)
Net gain (loss)		(326,611)
Net increase (decrease) in net assets resulting from operations		$ (256,738)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,873	$ 115,657
Net realized gain (loss)	97,230	196,673
Change in net unrealized appreciation (depreciation)	(423,841)	(54,444)
Net increase (decrease) in net assets resulting from operations	(256,738)	257,886
Distributions to shareholders from net investment income	(69,140)	(115,567)
Distributions to shareholders from net realized gain	(191,220)	(102,328)
Total distributions	(260,360)	(217,895)
Share transactions - net increase (decrease)	(52,248)	157,956
Total increase (decrease) in net assets	(569,346)	197,947

Net Assets
Beginning of period	8,806,708	8,608,761
End of period (including undistributed net investment income of $2,555 and undistributed net investment income of $1,822, respectively)	$ 8,237,362	$ 8,806,708

Financial Highlights - Fidelity Income Replacement 2020 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.405	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	(2.038)	.871	2.766	3.157	.884	4.128
Total from investment operations	(1.633)	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.399)	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.597)	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(2.94)%	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.338	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	(2.038)	.871	2.770	3.145	.885	4.135
Total from investment operations	(1.700)	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.332)	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.530)	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 52.93	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(3.06)%	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.24%A	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) E	.201	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	(2.033)	.862	2.759	3.151	.876	4.132
Total from investment operations	(1.832)	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.200)	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.398)	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 52.79	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnB, C, D	(3.30)%	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	(2.038)	.866	2.762	3.160	.874	4.138
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	(2.038)	.868	2.761	3.160	.874	4.141
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.74%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.7	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.2	5.6
Fidelity Large Cap Stock Fund	3.9	4.2
Fidelity Series 100 Index Fund	3.4	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	26.1	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.0
Fidelity Strategic Real Return Fund	8.2	8.0
Fidelity Total Bond Fund	24.6	23.9
	41.0	39.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	15.3	14.4
Fidelity Short-Term Bond Fund	15.2	14.4
	30.5	28.8

Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

Six months ago
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 26.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	30,324	$ 507,919
Fidelity Blue Chip Growth Fund (b)	7,460	471,837
Fidelity Equity-Income Fund (b)	14,943	725,796
Fidelity Large Cap Stock Fund (b)	22,554	544,000
Fidelity Series 100 Index Fund (b)	37,036	471,837
Fidelity Series Broad Market Opportunities Fund (b)	61,872	834,041
Fidelity Series Small Cap Opportunities Fund (b)	6,380	72,163
TOTAL DOMESTIC EQUITY FUNDS		3,627,593
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Class I (b)	9,171	335,837
TOTAL EQUITY FUNDS (Cost $3,895,284)		3,963,430
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund (b)	108,555	1,136,571
Fidelity Strategic Real Return Fund (b)	139,457	1,136,572
Fidelity Total Bond Fund (b)	331,766	3,413,877
TOTAL FIXED-INCOME FUNDS (Cost $5,963,786)		5,687,020
Short-Term Funds - 30.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,113,552	$ 2,113,552
Fidelity Short-Term Bond Fund (b)	246,335	2,113,551
TOTAL SHORT-TERM FUNDS (Cost $4,226,709)		4,227,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,085,779)		13,877,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 13,877,373
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 395,796	$ 64,683	$ 74,545	$ 3,802	$ 335,837
Fidelity Advisor Mid Cap II Fund Class I	578,814	136,607	104,094	688	507,919
Fidelity Blue Chip Growth Fund	538,640	126,010	108,212	196	471,837
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	-
Fidelity Equity-Income Fund	827,303	176,496	147,600	13,460	725,796
Fidelity Government Income Fund	1,188,875	168,535	216,639	11,088	1,136,571
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,142,654	283,823	312,925	2,309	2,113,552
Fidelity Large Cap Stock Fund	620,477	137,550	117,177	4,596	544,000
Fidelity Series 100 Index Fund	538,639	83,932	112,451	11,230	471,837
Fidelity Series Broad Market Opportunities Fund	952,291	206,793	186,796	3,531	834,041
Fidelity Series Small Cap Opportunities Fund	83,325	21,547	17,466	301	72,163
Fidelity Short-Term Bond Fund	2,142,654	297,027	323,537	11,676	2,113,551
Fidelity Strategic Income Fund	59,518	3,064	60,964	46	-
Fidelity Strategic Real Return Fund	1,188,876	186,910	151,050	12,511	1,136,572
Fidelity Total Bond Fund	3,562,162	511,347	548,281	58,036	3,413,877
Total	$ 14,879,542	$ 2,407,449	$ 2,541,787	$ 134,045	$ 13,877,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,085,779) - See accompanying schedule		$ 13,877,553
Receivable for investments sold		157,612
Total assets		14,035,165

Liabilities
Payable for investments purchased	$ 157,623
Distribution and service plan fees payable	169
Total liabilities		157,792

Net Assets		$ 13,877,373
Net Assets consist of:
Paid in capital		$ 14,198,076
Undistributed net investment income		4,612
Accumulated undistributed net realized gain (loss) on investments		(117,089)
Net unrealized appreciation (depreciation) on investments		(208,226)
Net Assets		$ 13,877,373
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($411,263 divided by 7,370.14 shares)		$ 55.80

Maximum offering price per share (100/94.25 of $55.80)		$ 59.20
Class T:
Net Asset Value and redemption price per share ($85,838 divided by 1,536.86 shares)		$ 55.85

Maximum offering price per share (100/96.50 of $55.85)		$ 57.88

Class C:
Net Asset Value and offering price per share ($57,290 divided by 1,028.45 shares)A		$ 55.71

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($13,199,092 divided by 236,555.17 shares)		$ 55.80

Class I:
Net Asset Value, offering price and redemption price per share ($123,890 divided by 2,220.98 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,045

Expenses
Distribution and service plan fees	$ 1,038
Independent trustees' compensation	31
Total expenses before reductions	1,069
Expense reductions	(31)	1,038
Net investment income (loss)		133,007
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(36,241)
Capital gain distributions from underlying funds	166,712
Total net realized gain (loss)		130,471
Change in net unrealized appreciation (depreciation) on underlying funds		(830,943)
Net gain (loss)		(700,472)
Net increase (decrease) in net assets resulting from operations		$ (567,465)
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,007	$ 186,194
Net realized gain (loss)	130,471	229,701
Change in net unrealized appreciation (depreciation)	(830,943)	49,031
Net increase (decrease) in net assets resulting from operations	(567,465)	464,926
Distributions to shareholders from net investment income	(131,836)	(184,980)
Distributions to shareholders from net realized gain	(12,857)	(27,297)
Total distributions	(144,693)	(212,277)
Share transactions - net increase (decrease)	(289,801)	4,022,585
Total increase (decrease) in net assets	(1,001,959)	4,275,234

Net Assets
Beginning of period	14,879,332	10,604,098
End of period (including undistributed net investment income of $4,612 and undistributed net investment income of $3,441, respectively)	$ 13,877,373	$ 14,879,332

Financial Highlights - Fidelity Income Replacement 2022 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.459	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	(2.762)	1.311	3.351	3.933	.842	4.431
Total from investment operations	(2.303)	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.456)	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.507)	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnB, C, D	(3.94)%	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.61%A	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) E	.387	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	(2.770)	1.318	3.339	3.958	.871	4.434
Total from investment operations	(2.383)	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.386)	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.437)	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 55.85	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnB, C, D	(4.08)%	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Net investment income (loss)	1.35%A	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.244	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	(2.767)	1.323	3.354	3.919	.845	4.434
Total from investment operations	(2.523)	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.246)	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.297)	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 55.71	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnB, C, D	(4.30)%	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Net investment income (loss)	.85%A	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.530	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	(2.761)	1.313	3.358	3.922	.849	4.438
Total from investment operations	(2.231)	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnB, C	(3.82)%	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,199	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.527	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	(2.758)	1.314	3.343	3.921	.850	4.428
Total from investment operations	(2.231)	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.78	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnB, C	(3.82)%	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.5	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.5	6.7
Fidelity Large Cap Stock Fund	4.9	5.0
Fidelity Series 100 Index Fund	4.2	4.4
Fidelity Series Broad Market Opportunities Fund	7.4	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	32.3	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.4	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.4	22.0
	37.3	36.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	12.3	11.8
Fidelity Short-Term Bond Fund	12.3	11.8
	24.6	23.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.6%

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,352	$ 424,643
Fidelity Blue Chip Growth Fund (b)	6,238	394,580
Fidelity Equity-Income Fund (b)	12,495	606,901
Fidelity Large Cap Stock Fund (b)	18,891	455,645
Fidelity Series 100 Index Fund (b)	30,972	394,580
Fidelity Series Broad Market Opportunities Fund (b)	51,783	698,030
Fidelity Series Small Cap Opportunities Fund (b)	5,399	61,066
TOTAL DOMESTIC EQUITY FUNDS		3,035,445
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Class I (b)	8,671	317,543
TOTAL EQUITY FUNDS (Cost $3,364,984)		3,352,988
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	12,569	110,858
Fidelity Strategic Income Fund (b)	11,064	110,858
TOTAL HIGH YIELD FIXED-INCOME FUNDS		221,716

	Shares	Value
Investment Grade Fixed-Income Funds - 37.3%
Fidelity Government Income Fund (b)	66,939	$ 700,848
Fidelity Strategic Real Return Fund (b)	85,994	700,849
Fidelity Total Bond Fund (b)	204,603	2,105,360
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,507,057
TOTAL FIXED-INCOME FUNDS (Cost $3,901,354)		3,728,773
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,156,494	1,156,494
Fidelity Short-Term Bond Fund (b)	134,789	1,156,494
TOTAL SHORT-TERM FUNDS (Cost $2,312,432)		2,312,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,578,770)		9,394,749
NET OTHER ASSETS (LIABILITIES) - 0.0%		(282)
NET ASSETS - 100%		$ 9,394,467
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 367,365	$ 72,792	$ 74,404	$ 3,599	$ 317,543
Fidelity Advisor Mid Cap II Fund Class I	478,287	127,790	93,024	583	424,643
Fidelity Blue Chip Growth Fund	444,705	116,734	95,149	157	394,580
Fidelity Capital & Income Fund	131,274	18,417	26,028	2,550	110,858
Fidelity Equity-Income Fund	683,848	165,274	130,461	11,201	606,901
Fidelity Government Income Fund	745,923	133,592	176,282	6,897	700,848
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,198,769	200,503	242,779	1,272	1,156,494
Fidelity Large Cap Stock Fund	512,886	130,290	104,342	3,857	455,645
Fidelity Series 100 Index Fund	444,705	84,697	100,102	9,511	394,580
Fidelity Series Broad Market Opportunities Fund	786,629	196,731	166,051	2,991	698,030
Fidelity Series Small Cap Opportunities Fund	68,181	19,410	13,651	249	61,066
Fidelity Short-Term Bond Fund	1,198,769	206,438	247,250	6,442	1,156,494
Fidelity Strategic Income Fund	131,274	17,977	31,056	1,466	110,858
Fidelity Strategic Real Return Fund	745,924	141,979	131,542	7,653	700,849
Fidelity Total Bond Fund	2,237,771	399,409	462,447	36,022	2,105,360
Total	$ 10,176,310	$ 2,032,033	$ 2,094,568	$ 94,450	$ 9,394,749
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,578,770) - See accompanying schedule		$ 9,394,749
Cash		5
Receivable for investments sold		129,379
Total assets		9,524,133

Liabilities
Payable for investments purchased	$ 129,387
Distribution and service plan fees payable	279
Total liabilities		129,666

Net Assets		$ 9,394,467
Net Assets consist of:
Paid in capital		$ 9,564,056
Undistributed net investment income		2,965
Accumulated undistributed net realized gain (loss) on investments		11,467
Net unrealized appreciation (depreciation) on investments		(184,021)
Net Assets		$ 9,394,467
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($395,951 divided by 7,198.93 shares)		$ 55.00

Maximum offering price per share (100/94.25 of $55.00)		$ 58.36
Class T:
Net Asset Value and redemption price per share ($149,831 divided by 2,724.63 shares)		$ 54.99

Maximum offering price per share (100/96.50 of $54.99)		$ 56.98

Class C:
Net Asset Value and offering price per share ($149,244 divided by 2,723.19 shares)A		$ 54.80

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($8,644,997 divided by 157,188.61 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($54,444 divided by 990.02 shares)		$ 54.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,450

Expenses
Distribution and service plan fees	$ 2,037
Independent trustees' compensation	21
Total expenses before reductions	2,058
Expense reductions	(21)	2,037
Net investment income (loss)		92,413
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,113)
Capital gain distributions from underlying funds	132,262
Total net realized gain (loss)		88,149
Change in net unrealized appreciation (depreciation) on underlying funds		(674,213)
Net gain (loss)		(586,064)
Net increase (decrease) in net assets resulting from operations		$ (493,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,413	$ 122,117
Net realized gain (loss)	88,149	174,906
Change in net unrealized appreciation (depreciation)	(674,213)	40,024
Net increase (decrease) in net assets resulting from operations	(493,651)	337,047
Distributions to shareholders from net investment income	(91,525)	(121,535)
Distributions to shareholders from net realized gain	(167,848)	(88,369)
Total distributions	(259,373)	(209,904)
Share transactions - net increase (decrease)	(28,433)	2,634,529
Total increase (decrease) in net assets	(781,457)	2,761,672

Net Assets
Beginning of period	10,175,924	7,414,252
End of period (including undistributed net investment income of $2,965 and undistributed net investment income of $2,077, respectively)	$ 9,394,467	$ 10,175,924

Financial Highlights - Fidelity Income Replacement 2024 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) E	.480	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	(3.306)	1.623	3.808	4.571	.771	4.667
Total from investment operations	(2.826)	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.471)	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.454)	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnB, C, D	(4.82)%	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.68%A	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) E	.412	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	(3.312)	1.631	3.796	4.576	.769	4.672
Total from investment operations	(2.900)	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.397)	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.380)	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnB, C, D	(4.94)%	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.44%A	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) E	.265	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	(3.293)	1.618	3.791	4.564	.761	4.668
Total from investment operations	(3.028)	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.259)	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.242)	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 54.80	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnB, C, D	(5.17)%	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.93%A	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.550	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	(3.305)	1.628	3.805	4.563	.775	4.668
Total from investment operations	(2.755)	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnB, C	(4.70)%	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,645	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.551	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	(3.306)	1.630	3.798	4.573	.763	4.671
Total from investment operations	(2.755)	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnB,C	(4.70)%	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.2	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.4	7.6
Fidelity Large Cap Stock Fund	5.6	5.7
Fidelity Series 100 Index Fund	4.8	4.9
Fidelity Series Broad Market Opportunities Fund	8.5	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	37.0	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.3	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	20.9	20.6
	34.9	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	10.3	9.9
Fidelity Short-Term Bond Fund	10.3	10.0
	20.6	19.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.0%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.6%

Six months ago
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.3%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	24,994	$ 418,648
Fidelity Blue Chip Growth Fund (b)	6,145	388,686
Fidelity Equity-Income Fund (b)	12,321	598,415
Fidelity Large Cap Stock Fund (b)	18,599	448,609
Fidelity Series 100 Index Fund (b)	30,509	388,686
Fidelity Series Broad Market Opportunities Fund (b)	51,061	688,299
Fidelity Series Small Cap Opportunities Fund (b)	5,298	59,922
TOTAL DOMESTIC EQUITY FUNDS		2,991,265
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Class I (b)	9,553	349,818
TOTAL EQUITY FUNDS (Cost $3,409,513)		3,341,083
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	14,690	129,562
Fidelity Strategic Income Fund (b)	12,930	129,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		259,124

	Shares	Value
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Government Income Fund (b)	53,984	$ 565,215
Fidelity Strategic Real Return Fund (b)	69,352	565,215
Fidelity Total Bond Fund (b)	164,628	1,694,023
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,824,453
TOTAL FIXED-INCOME FUNDS (Cost $3,225,232)		3,083,577
Short-Term Funds - 20.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	836,236	836,236
Fidelity Short-Term Bond Fund (b)	97,492	836,485
TOTAL SHORT-TERM FUNDS (Cost $1,672,378)		1,672,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,307,123)		8,097,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474)
NET ASSETS - 100%		$ 8,096,907
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 332,852	$ 115,123	$ 50,825	$ 3,821	$ 349,818
Fidelity Advisor Mid Cap II Fund Class I	388,572	161,307	51,571	549	418,648
Fidelity Blue Chip Growth Fund	360,712	148,119	57,228	139	388,686
Fidelity Capital & Income Fund	123,170	36,201	16,382	2,733	129,562
Fidelity Equity-Income Fund	554,998	221,971	80,010	10,491	598,415
Fidelity Government Income Fund	503,677	162,781	99,502	5,253	565,215
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	729,489	225,220	118,473	872	836,236
Fidelity Large Cap Stock Fund	416,432	169,489	63,782	3,668	448,609
Fidelity Series 100 Index Fund	360,712	119,836	62,963	9,021	388,686
Fidelity Series Broad Market Opportunities Fund	638,577	254,990	100,081	2,817	688,299
Fidelity Series Small Cap Opportunities Fund	55,720	22,637	7,056	227	59,922
Fidelity Short-Term Bond Fund	729,489	229,207	121,306	4,412	836,485
Fidelity Strategic Income Fund	123,170	34,227	20,154	1,628	129,562
Fidelity Strategic Real Return Fund	503,677	170,552	67,826	5,959	565,215
Fidelity Total Bond Fund	1,510,297	482,127	246,579	27,342	1,694,023
Total	$ 7,331,544	$ 2,553,787	$ 1,163,738	$ 78,932	$ 8,097,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,307,123) - See accompanying schedule		$ 8,097,381
Receivable for investments sold		122,204
Total assets		8,219,585

Liabilities
Payable for investments purchased	$ 119,800
Payable for fund shares redeemed	2,418
Distribution and service plan fees payable	460
Total liabilities		122,678

Net Assets		$ 8,096,907
Net Assets consist of:
Paid in capital		$ 8,328,059
Undistributed net investment income		2,380
Accumulated undistributed net realized gain (loss) on investments		(23,790)
Net unrealized appreciation (depreciation) on investments		(209,742)
Net Assets		$ 8,096,907

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($554,399 divided by 9,860.74 shares)		$ 56.22

Maximum offering price per share (100/94.25 of $56.22)		$ 59.65
Class T:
Net Asset Value and redemption price per share ($300,567 divided by 5,342.66 shares)		$ 56.26

Maximum offering price per share (100/96.50 of $56.26)		$ 58.30
Class C:
Net Asset Value and offering price per share ($239,155 divided by 4,269.46 shares)A		$ 56.02

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,974,725 divided by 124,034.03 shares)		$ 56.23

Class I:
Net Asset Value, offering price and redemption price per share ($28,061 divided by 499.01 shares)		$ 56.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 78,932

Expenses
Distribution and service plan fees	$ 2,508
Independent trustees' compensation	16
Total expenses before reductions	2,524
Expense reductions	(16)	2,508
Net investment income (loss)		76,424
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,416)
Capital gain distributions from underlying funds	120,366
Total net realized gain (loss)		88,950
Change in net unrealized appreciation (depreciation) on underlying funds		(592,117)
Net gain (loss)		(503,167)
Net increase (decrease) in net assets resulting from operations		$ (426,743)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,424	$ 83,946
Net realized gain (loss)	88,950	126,309
Change in net unrealized appreciation (depreciation)	(592,117)	58,449
Net increase (decrease) in net assets resulting from operations	(426,743)	268,704
Distributions to shareholders from net investment income	(75,436)	(83,375)
Distributions to shareholders from net realized gain	(79,217)	(13,020)
Total distributions	(154,653)	(96,395)
Share transactions - net increase (decrease)	1,347,138	2,853,441
Total increase (decrease) in net assets	765,742	3,025,750

Net Assets
Beginning of period	7,331,165	4,305,415
End of period (including undistributed net investment income of $2,380 and undistributed net investment income of $1,392, respectively)	$ 8,096,907	$ 7,331,165

Financial Highlights - Fidelity Income Replacement 2026 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) E	.510	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	(3.775)	1.910	4.084	4.920	.712	4.846
Total from investment operations	(3.265)	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.485)	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.085)	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 56.22	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C, D	(5.43)%	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) E	.437	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	(3.773)	1.910	4.098	4.911	.713	4.851
Total from investment operations	(3.336)	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.414)	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.014)	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 56.26	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnB, C, D	(5.55)%	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) E	.286	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	(3.749)	1.899	4.086	4.915	.730	4.848
Total from investment operations	(3.463)	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.317)	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.917)	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 56.02	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnB, C, D	(5.77)%	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.581	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	(3.772)	1.909	4.094	4.914	.711	4.844
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,975	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.583	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	(3.774)	1.908	4.095	4.915	.712	4.852
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.6	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	8.0	8.1
Fidelity Large Cap Stock Fund	6.0	6.1
Fidelity Series 100 Index Fund	5.2	5.3
Fidelity Series Broad Market Opportunities Fund	9.3	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.1	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.2	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.8	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.7	19.5
	32.9	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.8
	18.0	17.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.3%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	99,956	$ 1,674,258
Fidelity Blue Chip Growth Fund (b)	24,586	1,555,093
Fidelity Equity-Income Fund (b)	49,253	2,392,222
Fidelity Large Cap Stock Fund (b)	74,354	1,793,422
Fidelity Series 100 Index Fund (b)	122,064	1,555,093
Fidelity Series Broad Market Opportunities Fund (b)	203,985	2,749,715
Fidelity Series Small Cap Opportunities Fund (b)	21,072	238,328
TOTAL DOMESTIC EQUITY FUNDS		11,958,131
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Class I (b)	42,222	1,546,156
TOTAL EQUITY FUNDS (Cost $13,871,935)		13,504,287
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund (b)	64,176	566,030
Fidelity Strategic Income Fund (b)	56,490	566,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,132,060

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund (b)	186,941	$ 1,957,272
Fidelity Strategic Real Return Fund (b)	240,156	1,957,273
Fidelity Total Bond Fund (b)	570,633	5,871,817
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,786,362
TOTAL FIXED-INCOME FUNDS (Cost $11,437,454)		10,918,422
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,684,175	2,684,175
Fidelity Short-Term Bond Fund (b)	312,841	2,684,174
TOTAL SHORT-TERM FUNDS (Cost $5,364,723)		5,368,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,674,112)		29,791,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		(559)
NET ASSETS - 100%		$ 29,790,499
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,500,968	$ 499,507	$ 242,733	$ 17,067	$ 1,546,156
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	675,805	263,073	2,226	1,674,258
Fidelity Blue Chip Growth Fund	1,470,393	599,243	260,444	558	1,555,093
Fidelity Capital & Income Fund	544,796	161,671	81,306	11,919	566,030
Fidelity Equity-Income Fund	2,262,570	903,069	372,632	41,672	2,392,222
Fidelity Government Income Fund	1,806,721	593,502	437,503	18,456	1,957,272
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,429,345	749,617	494,787	2,837	2,684,175
Fidelity Large Cap Stock Fund	1,695,538	700,587	303,008	14,799	1,793,422
Fidelity Series 100 Index Fund	1,470,393	497,395	292,709	36,631	1,555,093
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,055,608	478,741	11,422	2,749,715
Fidelity Series Small Cap Opportunities Fund	225,145	99,879	40,606	914	238,328
Fidelity Short-Term Bond Fund	2,429,345	777,917	519,860	14,318	2,684,174
Fidelity Strategic Income Fund	544,796	162,072	106,974	7,037	566,030
Fidelity Strategic Real Return Fund	1,806,721	625,985	330,727	20,335	1,957,273
Fidelity Total Bond Fund	5,422,944	1,790,119	1,159,286	95,737	5,871,817
Total	$ 27,795,708	$ 9,891,976	$ 5,384,389	$ 295,928	$ 29,791,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $30,674,112) - See accompanying schedule		$ 29,791,058
Cash		2
Receivable for investments sold		473,583
Receivable for fund shares sold		245
Total assets		30,264,888

Liabilities
Payable for investments purchased	$ 473,856
Distribution and service plan fees payable	533
Total liabilities		474,389

Net Assets		$ 29,790,499
Net Assets consist of:
Paid in capital		$ 30,547,820
Undistributed net investment income		8,452
Accumulated undistributed net realized gain (loss) on investments		117,281
Net unrealized appreciation (depreciation) on investments		(883,054)
Net Assets		$ 29,790,499

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($522,367 divided by 9,221 shares)		$ 56.65

Maximum offering price per share (100/94.25 of $56.65)		$ 60.11
Class T:
Net Asset Value and redemption price per share ($405,816 divided by 7,164 shares)		$ 56.65

Maximum offering price per share (100/96.50 of $56.65)		$ 58.70
Class C:
Net Asset Value and offering price per share ($233,160 divided by 4,131 shares)A		$ 56.44

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($28,571,538 divided by 504,388 shares)		$ 56.65

Class I:
Net Asset Value, offering price and redemption price per share ($57,618 divided by 1,017 shares)		$ 56.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 295,928

Expenses
Distribution and service plan fees	$ 3,368
Independent trustees' compensation	61
Total expenses before reductions	3,429
Expense reductions	(61)	3,368
Net investment income (loss)		292,560
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(127,741)
Capital gain distributions from underlying funds	477,131
Total net realized gain (loss)		349,390
Change in net unrealized appreciation (depreciation) on underlying funds		(2,381,474)
Net gain (loss)		(2,032,084)
Net increase (decrease) in net assets resulting from operations		$ (1,739,524)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,560	$ 376,577
Net realized gain (loss)	349,390	652,225
Change in net unrealized appreciation (depreciation)	(2,381,474)	231,116
Net increase (decrease) in net assets resulting from operations	(1,739,524)	1,259,918
Distributions to shareholders from net investment income	(289,694)	(375,378)
Distributions to shareholders from net realized gain	(478,870)	(62,223)
Total distributions	(768,564)	(437,601)
Share transactions - net increase (decrease)	4,503,364	4,041,930
Total increase (decrease) in net assets	1,995,276	4,864,247

Net Assets
Beginning of period	27,795,223	22,930,976
End of period (including undistributed net investment income of $8,452 and undistributed net investment income of $5,586, respectively)	$ 29,790,499	$ 27,795,223

Financial Highlights - Fidelity Income Replacement 2028 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) E	.525	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	(4.113)	2.089	4.363	5.348	.666	4.972
Total from investment operations	(3.588)	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.499)	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.472)	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnB, C, D	(5.88)%	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) E	.450	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	(4.111)	2.087	4.379	5.346	.678	4.975
Total from investment operations	(3.661)	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.426)	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.399)	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnB, C, D	(5.99)%	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%A	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.300	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	(4.097)	2.081	4.369	5.346	.662	4.974
Total from investment operations	(3.797)	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.310)	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.283)	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 56.44	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnB, C, D	(6.23)%	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%A	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.596	.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	(4.106)	2.088	4.376	5.340	.680	4.965
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,572	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.612	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	(4.122)	2.092	4.379	5.332	.678	4.967
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.9	6.0
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Equity-Income Fund	8.4	8.5
Fidelity Large Cap Stock Fund	6.3	6.4
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series Broad Market Opportunities Fund	9.7	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.0	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	18.8	18.5
	31.3	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	8.2	8.0
Fidelity Short-Term Bond Fund	8.1	8.0
	16.3	16.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	52,538	$ 880,010
Fidelity Blue Chip Growth Fund (b)	12,923	817,365
Fidelity Equity-Income Fund (b)	25,888	1,257,370
Fidelity Large Cap Stock Fund (b)	39,082	942,655
Fidelity Series 100 Index Fund (b)	64,157	817,365
Fidelity Series Broad Market Opportunities Fund (b)	107,329	1,446,796
Fidelity Series Small Cap Opportunities Fund (b)	11,078	125,290
TOTAL DOMESTIC EQUITY FUNDS		6,286,851
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Class I (b)	24,438	894,926
TOTAL EQUITY FUNDS (Cost $6,994,495)		7,181,777
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (b)	35,682	314,715
Fidelity Strategic Income Fund (b)	31,409	314,715
TOTAL HIGH YIELD FIXED-INCOME FUNDS		629,430

	Shares	Value
Investment Grade Fixed-Income Funds - 31.3%
Fidelity Government Income Fund (b)	89,179	$ 933,705
Fidelity Strategic Real Return Fund (b)	114,565	933,706
Fidelity Total Bond Fund (b)	272,072	2,799,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,667,035
TOTAL FIXED-INCOME FUNDS (Cost $5,543,029)		5,296,465
Short-Term Funds - 16.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,218,590	1,218,590
Fidelity Short-Term Bond Fund (b)	142,027	1,218,590
TOTAL SHORT-TERM FUNDS (Cost $2,432,950)		2,437,180
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,970,474)		14,915,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(360)
NET ASSETS - 100%		$ 14,915,062
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,101,274	$ 109,397	$ 176,682	$ 10,409	$ 894,926
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	178,312	171,752	1,222	880,010
Fidelity Blue Chip Growth Fund	982,265	158,157	171,658	342	817,365
Fidelity Capital & Income Fund	383,670	24,848	57,351	7,325	314,715
Fidelity Equity-Income Fund	1,511,587	211,166	231,172	23,866	1,257,370
Fidelity Government Income Fund	1,099,498	100,053	261,723	9,630	933,705
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,420,999	104,152	306,561	1,421	1,218,590
Fidelity Large Cap Stock Fund	1,133,246	177,057	193,541	8,210	942,655
Fidelity Series 100 Index Fund	982,265	88,696	183,506	19,662	817,365
Fidelity Series Broad Market Opportunities Fund	1,738,947	265,911	309,110	6,271	1,446,796
Fidelity Series Small Cap Opportunities Fund	150,981	27,998	26,401	535	125,290
Fidelity Short-Term Bond Fund	1,420,999	109,885	310,618	7,213	1,218,590
Fidelity Strategic Income Fund	383,670	25,327	73,362	4,119	314,715
Fidelity Strategic Real Return Fund	1,099,498	109,583	197,683	11,050	933,706
Fidelity Total Bond Fund	3,294,939	289,869	686,953	50,560	2,799,624
Total	$ 17,762,482	$ 1,980,411	$ 3,358,073	$ 161,835	$ 14,915,422
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,970,474) - See accompanying schedule		$ 14,915,422
Cash		3
Receivable for investments sold		262,680
Total assets		15,178,105

Liabilities
Payable for investments purchased	$ 237,709
Payable for fund shares redeemed	24,999
Distribution and service plan fees payable	335
Total liabilities		263,043

Net Assets		$ 14,915,062
Net Assets consist of:
Paid in capital		$ 14,877,310
Undistributed net investment income		4,125
Accumulated undistributed net realized gain (loss) on investments		88,679
Net unrealized appreciation (depreciation) on investments		(55,052)
Net Assets		$ 14,915,062

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($232,884 divided by 4,180.99 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T:
Net Asset Value and redemption price per share ($14,683 divided by 263.13 shares)		$ 55.80

Maximum offering price per share (100/96.50 of $55.80)		$ 57.82
Class C:
Net Asset Value and offering price per share ($313,166 divided by 5,652.17 shares)A		$ 55.41

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($14,326,043 divided by 257,195.11 shares)		$ 55.70

Class I:
Net Asset Value, offering price and redemption price per share ($28,286 divided by 507.80 shares)		$ 55.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 161,835

Expenses
Distribution and service plan fees	$ 1,960
Independent trustees' compensation	36
Total expenses before reductions	1,996
Expense reductions	(36)	1,960
Net investment income (loss)		159,875
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(63,160)
Capital gain distributions from underlying funds	267,915
Total net realized gain (loss)		204,755
Change in net unrealized appreciation (depreciation) on underlying funds		(1,404,127)
Net gain (loss)		(1,199,372)
Net increase (decrease) in net assets resulting from operations		$ (1,039,497)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,875	$ 245,056
Net realized gain (loss)	204,755	456,318
Change in net unrealized appreciation (depreciation)	(1,404,127)	154,320
Net increase (decrease) in net assets resulting from operations	(1,039,497)	855,694
Distributions to shareholders from net investment income	(159,186)	(244,639)
Distributions to shareholders from net realized gain	(388,383)	(191,237)
Total distributions	(547,569)	(435,876)
Share transactions - net increase (decrease)	(1,259,989)	1,476,925
Total increase (decrease) in net assets	(2,847,055)	1,896,743

Net Assets
Beginning of period	17,762,117	15,865,374
End of period (including undistributed net investment income of $4,125 and undistributed net investment income of $3,436, respectively)	$ 14,915,062	$ 17,762,117

Financial Highlights - Fidelity Income Replacement 2030 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) E	.503	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	(4.251)	2.210	4.505	5.568	.598	5.066
Total from investment operations	(3.748)	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.505)	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.882)	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnB, C, D	(6.19)%	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%A	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) E	.434	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	(4.261)	2.211	4.507	5.590	.598	5.076
Total from investment operations	(3.827)	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.436)	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.813)	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 55.80	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnB, C, D	(6.31)%	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.51%H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.51%H	.46%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.51%H	.46%	.50%
Net investment income (loss)	1.49%A	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) E	.283	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	(4.228)	2.202	4.486	5.561	.604	5.060
Total from investment operations	(3.945)	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.328)	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.705)	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 55.41	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnB, C, D	(6.54)%	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.98%A	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) D	.576	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	(4.251)	2.209	4.502	5.567	.608	5.062
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,326	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) D	.575	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	(4.250)	2.207	4.505	5.562	.607	5.058
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.7	8.8
Fidelity Large Cap Stock Fund	6.5	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.0	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.8	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.1	17.9
	30.1	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	7.5	7.3
Fidelity Short-Term Bond Fund	7.4	7.3
	14.9	14.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.4%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	26,976	$ 451,842
Fidelity Blue Chip Growth Fund (b)	6,629	419,303
Fidelity Equity-Income Fund (b)	13,292	645,594
Fidelity Large Cap Stock Fund (b)	20,051	483,641
Fidelity Series 100 Index Fund (b)	32,912	419,303
Fidelity Series Broad Market Opportunities Fund (b)	55,025	741,730
Fidelity Series Small Cap Opportunities Fund (b)	5,689	64,338
TOTAL DOMESTIC EQUITY FUNDS		3,225,751
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Class I (b)	13,712	502,129
TOTAL EQUITY FUNDS (Cost $3,420,671)		3,727,880
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	19,200	169,348
Fidelity Strategic Income Fund (b)	16,901	169,348
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,696

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	42,450	$ 444,447
Fidelity Strategic Real Return Fund (b)	54,533	444,447
Fidelity Total Bond Fund (b)	129,720	1,334,818
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,223,712
TOTAL FIXED-INCOME FUNDS (Cost $2,706,944)		2,562,408
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	552,472	552,472
Fidelity Short-Term Bond Fund (b)	64,384	552,415
TOTAL SHORT-TERM FUNDS (Cost $1,103,418)		1,104,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,231,033)		7,395,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$ 7,394,943
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 596,605	$ 59,347	$ 77,523	$ 5,761	$ 502,129
Fidelity Advisor Mid Cap II Fund Class I	525,662	87,928	67,853	621	451,842
Fidelity Blue Chip Growth Fund	488,054	78,257	70,704	171	419,303
Fidelity Capital & Income Fund	198,299	12,021	21,892	3,833	169,348
Fidelity Equity-Income Fund	751,312	104,904	92,155	11,958	645,594
Fidelity Government Income Fund	510,277	42,971	106,905	4,518	444,447
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	623,102	42,379	113,009	631	552,472
Fidelity Large Cap Stock Fund	563,270	87,642	79,069	4,159	483,641
Fidelity Series 100 Index Fund	488,054	41,682	74,411	10,101	419,303
Fidelity Series Broad Market Opportunities Fund	864,137	129,930	126,177	3,184	741,730
Fidelity Series Small Cap Opportunities Fund	75,217	13,573	10,752	269	64,338
Fidelity Short-Term Bond Fund	623,102	45,207	115,111	3,196	552,415
Fidelity Strategic Income Fund	198,299	12,756	30,755	2,140	169,348
Fidelity Strategic Real Return Fund	510,277	46,088	75,497	5,084	444,447
Fidelity Total Bond Fund	1,531,683	121,079	271,994	23,647	1,334,818
Total	$ 8,547,350	$ 925,764	$ 1,333,807	$ 79,273	$ 7,395,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,231,033) - See accompanying schedule		$ 7,395,175
Receivable for investments sold		125,274
Receivable for fund shares sold		753
Total assets		7,521,202

Liabilities
Payable for investments purchased	$ 125,038
Payable for fund shares redeemed	1,003
Distribution and service plan fees payable	218
Total liabilities		126,259

Net Assets		$ 7,394,943
Net Assets consist of:
Paid in capital		$ 7,172,573
Undistributed net investment income		2,004
Accumulated undistributed net realized gain (loss) on investments		56,224
Net unrealized appreciation (depreciation) on investments		164,142
Net Assets		$ 7,394,943

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($387,422 divided by 7,320.23 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($60,751 divided by 1,147.09 shares)		$ 52.96

Maximum offering price per share (100/96.50 of $52.96)		$ 54.88

Class C:
Net Asset Value and offering price per share ($115,099 divided by 2,182.10 shares)A		$ 52.75

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,779,931 divided by 128,064.93 shares)		$ 52.94

Class I:
Net Asset Value, offering price and redemption price per share ($51,740 divided by 977.30 shares)		$ 52.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 79,273

Expenses
Distribution and service plan fees	$ 1,375
Independent trustees' compensation	17
Total expenses before reductions	1,392
Expense reductions	(17)	1,375
Net investment income (loss)		77,898
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,040)
Capital gain distributions from underlying funds	134,236
Total net realized gain (loss)		110,196
Change in net unrealized appreciation (depreciation) on underlying funds		(718,981)
Net gain (loss)		(608,785)
Net increase (decrease) in net assets resulting from operations		$ (530,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,898	$ 126,709
Net realized gain (loss)	110,196	249,350
Change in net unrealized appreciation (depreciation)	(718,981)	76,270
Net increase (decrease) in net assets resulting from operations	(530,887)	452,329
Distributions to shareholders from net investment income	(77,498)	(126,659)
Distributions to shareholders from net realized gain	(198,372)	(56,924)
Total distributions	(275,870)	(183,583)
Share transactions - net increase (decrease)	(345,405)	224,455
Total increase (decrease) in net assets	(1,152,162)	493,201

Net Assets
Beginning of period	8,547,105	8,053,904
End of period (including undistributed net investment income of $2,004 and undistributed net investment income of $1,604, respectively)	$ 7,394,943	$ 8,547,105

Financial Highlights - Fidelity Income Replacement 2032 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) E	.485	.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	(4.217)	2.196	4.379	5.480	.618	5.086
Total from investment operations	(3.732)	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.486)	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.868)	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 52.92	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnB, C, D	(6.47)%	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) E	.415	.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	(4.209)	2.190	4.386	5.484	.599	5.107
Total from investment operations	(3.794)	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.414)	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.796)	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 52.96	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnB, C, D	(6.57)%	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) E	.276	.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	(4.189)	2.182	4.382	5.469	.615	5.102
Total from investment operations	(3.913)	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.305)	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.687)	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 52.75	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnB, C, D	(6.79)%	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	(4.208)	2.192	4.380	5.479	.618	5.095
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	(4.208)	2.194	4.380	5.480	.619	5.109
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Equity-Income Fund	8.9	9.0
Fidelity Large Cap Stock Fund	6.7	6.8
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.7	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.6	7.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.6	17.4
	29.3	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.8	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.5	13.4
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	33,884	$ 567,553
Fidelity Blue Chip Growth Fund (b)	8,342	527,661
Fidelity Equity-Income Fund (b)	16,707	811,438
Fidelity Large Cap Stock Fund (b)	25,222	608,352
Fidelity Series 100 Index Fund (b)	41,418	527,661
Fidelity Series Broad Market Opportunities Fund (b)	69,208	932,927
Fidelity Series Small Cap Opportunities Fund (b)	7,134	80,690
TOTAL DOMESTIC EQUITY FUNDS		4,056,282
International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Class I (b)	18,717	685,416
TOTAL EQUITY FUNDS (Cost $4,521,319)		4,741,698
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	24,979	220,312
Fidelity Strategic Income Fund (b)	21,987	220,312
TOTAL HIGH YIELD FIXED-INCOME FUNDS		440,624

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund (b)	50,830	$ 532,194
Fidelity Strategic Real Return Fund (b)	65,300	532,194
Fidelity Total Bond Fund (b)	154,894	1,593,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,658,251
TOTAL FIXED-INCOME FUNDS (Cost $3,219,620)		3,098,875
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	612,885	612,885
Fidelity Short-Term Bond Fund (b)	71,432	612,885
TOTAL SHORT-TERM FUNDS (Cost $1,222,072)		1,225,770
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,963,011)		9,066,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		(230)
NET ASSETS - 100%		$ 9,066,113
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 728,186	$ 143,081	$ 88,846	$ 7,605	$ 685,416
Fidelity Advisor Mid Cap II Fund Class I	591,182	160,586	72,877	754	567,553
Fidelity Blue Chip Growth Fund	548,955	146,097	77,181	208	527,661
Fidelity Capital & Income Fund	230,842	34,286	21,051	4,812	220,312
Fidelity Equity-Income Fund	843,607	205,472	98,735	14,644	811,438
Fidelity Government Income Fund	543,324	91,423	100,573	5,216	532,194
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	628,717	88,662	104,494	683	612,885
Fidelity Large Cap Stock Fund	633,409	164,446	86,023	5,050	608,352
Fidelity Series 100 Index Fund	548,955	100,637	81,815	12,296	527,661
Fidelity Series Broad Market Opportunities Fund	970,289	247,176	136,935	3,869	932,927
Fidelity Series Small Cap Opportunities Fund	84,455	24,276	11,714	326	80,690
Fidelity Short-Term Bond Fund	628,717	91,422	106,495	3,457	612,885
Fidelity Strategic Income Fund	230,842	33,140	30,032	2,759	220,312
Fidelity Strategic Real Return Fund	543,324	98,548	68,097	5,971	532,194
Fidelity Total Bond Fund	1,629,034	267,030	249,978	27,274	1,593,863
Total	$ 9,383,838	$ 1,896,282	$ 1,334,846	$ 94,924	$ 9,066,343
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,963,011) - See accompanying schedule		$ 9,066,343
Cash		1
Receivable for investments sold		150,138
Total assets		9,216,482

Liabilities
Payable for investments purchased	$ 150,138
Distribution and service plan fees payable	231
Total liabilities		150,369

Net Assets		$ 9,066,113
Net Assets consist of:
Paid in capital		$ 8,914,535
Undistributed net investment income		2,364
Accumulated undistributed net realized gain (loss) on investments		45,882
Net unrealized appreciation (depreciation) on investments		103,332
Net Assets		$ 9,066,113

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($258,870 divided by 4,681.9 shares)		$ 55.29

Maximum offering price per share (100/94.25 of $55.29)		$ 58.66
Class T:
Net Asset Value and redemption price per share ($152,403 divided by 2,756.1 shares)		$ 55.30

Maximum offering price per share (100/96.50 of $55.30)		$ 57.31

Class C:
Net Asset Value and offering price per share ($132,604 divided by 2,407.5 shares)A		$ 55.08

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,307,776 divided by 150,296.4 shares)		$ 55.28

Class I:
Net Asset Value, offering price and redemption price per share ($214,460 divided by 3,879.5 shares)		$ 55.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,924

Expenses
Distribution and service plan fees	$ 1,339
Independent trustees' compensation	20
Total expenses before reductions	1,359
Expense reductions	(20)	1,339
Net investment income (loss)		93,585
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(20,278)
Capital gain distributions from underlying funds	162,584
Total net realized gain (loss)		142,306
Change in net unrealized appreciation (depreciation) on underlying funds		(857,329)
Net gain (loss)		(715,023)
Net increase (decrease) in net assets resulting from operations		$ (621,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,585	$ 138,209
Net realized gain (loss)	142,306	278,904
Change in net unrealized appreciation (depreciation)	(857,329)	92,145
Net increase (decrease) in net assets resulting from operations	(621,438)	509,258
Distributions to shareholders from net investment income	(92,922)	(138,207)
Distributions to shareholders from net realized gain	(259,010)	(126,265)
Total distributions	(351,932)	(264,472)
Share transactions - net increase (decrease)	655,854	333,119
Total increase (decrease) in net assets	(317,516)	577,905

Net Assets
Beginning of period	9,383,629	8,805,724
End of period (including undistributed net investment income of $2,364 and undistributed net investment income of $1,701, respectively)	$ 9,066,113	$ 9,383,629

Financial Highlights - Fidelity Income Replacement 2034 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.515	.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	(4.554)	2.384	4.748	6.014	.504	5.233
Total from investment operations	(4.039)	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.507)	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.101)	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 55.29	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnB, C, D	(6.67)%	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.436	.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	(4.543)	2.387	4.742	6.008	.490	5.247
Total from investment operations	(4.107)	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.439)	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.033)	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 55.30	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnB, C, D	(6.78)%	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) E	.295	.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	(4.530)	2.370	4.746	6.020	.490	5.239
Total from investment operations	(4.235)	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.321)	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.915)	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 55.08	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnB, C, D	(7.01)%	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund

	Six months ended January 31, 2016)	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.586	.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	(4.552)	2.396	4.738	6.009	.505	5.227
Total from investment operations	(3.966)	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,308	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.587	.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	(4.553)	2.385	4.739	6.022	.504	5.226
Total from investment operations	(3.966)	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.1	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.6	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.4	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.9	16.8
	28.1	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.2
	12.8	12.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	39,213	$ 656,816
Fidelity Blue Chip Growth Fund (b)	9,637	609,533
Fidelity Equity-Income Fund (b)	19,301	937,427
Fidelity Large Cap Stock Fund (b)	29,149	703,071
Fidelity Series 100 Index Fund (b)	47,844	609,533
Fidelity Series Broad Market Opportunities Fund (b)	79,989	1,078,247
Fidelity Series Small Cap Opportunities Fund (b)	8,270	93,537
TOTAL DOMESTIC EQUITY FUNDS		4,688,164
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Class I (b)	23,409	857,253
TOTAL EQUITY FUNDS (Cost $5,580,025)		5,545,417
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,718	262,109
Fidelity Strategic Income Fund (b)	26,159	262,109
TOTAL HIGH YIELD FIXED-INCOME FUNDS		524,218

	Shares	Value
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund (b)	55,272	$ 578,697
Fidelity Strategic Real Return Fund (b)	71,006	578,697
Fidelity Total Bond Fund (b)	168,716	1,736,090
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,893,484
TOTAL FIXED-INCOME FUNDS (Cost $3,622,948)		3,417,702
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	657,844	657,844
Fidelity Short-Term Bond Fund (b)	76,672	657,844
TOTAL SHORT-TERM FUNDS (Cost $1,315,764)		1,315,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,518,737)	10,278,807
NET OTHER ASSETS (LIABILITIES) - 0.0%	(840)
NET ASSETS - 100%	10,277,967
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 963,653	$ 98,966	$ 79,778	$ 9,394	$ 857,253
Fidelity Advisor Mid Cap II Fund Class I	723,304	125,187	60,480	857	656,816
Fidelity Blue Chip Growth Fund	672,526	111,352	67,606	233	609,533
Fidelity Capital & Income Fund	291,127	22,232	22,653	5,727	262,109
Fidelity Equity-Income Fund	1,033,614	148,926	80,572	16,548	937,427
Fidelity Government Income Fund	631,904	61,226	112,447	5,691	578,697
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	704,121	59,154	105,431	728	657,844
Fidelity Large Cap Stock Fund	775,211	122,569	71,129	5,769	703,071
Fidelity Series 100 Index Fund	672,526	61,645	74,031	14,304	609,533
Fidelity Series Broad Market Opportunities Fund	1,189,333	182,164	116,889	4,398	1,078,247
Fidelity Series Small Cap Opportunities Fund	103,813	19,818	10,975	368	93,537
Fidelity Short-Term Bond Fund	704,121	62,108	107,568	3,686	657,844
Fidelity Strategic Income Fund	291,127	22,923	35,614	3,326	262,109
Fidelity Strategic Real Return Fund	631,904	65,129	72,927	6,343	578,697
Fidelity Total Bond Fund	1,895,712	178,067	280,697	29,793	1,736,090
Total	$ 11,283,996	$ 1,341,466	$ 1,298,797	$ 107,165	$ 10,278,807
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $10,518,737) - See accompanying schedule		$ 10,278,807
Receivable for investments sold		171,271
Total assets		10,450,078

Liabilities
Payable for investments purchased	$ 171,294
Distribution and service plan fees payable	817
Total liabilities		172,111

Net Assets		$ 10,277,967
Net Assets consist of:
Paid in capital		$ 10,446,513
Undistributed net investment income		2,482
Accumulated undistributed net realized gain (loss) on investments		68,902
Net unrealized appreciation (depreciation) on investments		(239,930)
Net Assets		$ 10,277,967

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($465,052 divided by 8,311.37 shares)		$ 55.95

Maximum offering price per share (100/94.25 of $55.95)		$ 59.36
Class T: Net Asset Value and redemption price per share ($990,003 divided by 17,704.03 shares)		$ 55.92

Maximum offering price per share (100/96.50 of $55.92)		$ 57.95
Class C: Net Asset Value and offering price per share ($371,434 divided by 6,675.05 shares)A		$ 55.65

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($8,450,762 divided by 151,003.25 shares)		$ 55.96

Class I: Net Asset Value, offering price and redemption price per share ($716 divided by 12.78 shares)		$ 56.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 107,165

Expenses
Distribution and service plan fees	$ 5,166
Independent trustees' compensation	23
Total expenses before reductions	5,189
Expense reductions	(23)	5,166
Net investment income (loss)		101,999
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(37,121)
Capital gain distributions from underlying funds	183,333
Total net realized gain (loss)		146,212
Change in net unrealized appreciation (depreciation) on underlying funds		(1,009,210)
Net gain (loss)		(862,998)
Net increase (decrease) in net assets resulting from operations		$ (760,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,999	$ 129,682
Net realized gain (loss)	146,212	245,820
Change in net unrealized appreciation (depreciation)	(1,009,210)	105,008
Net increase (decrease) in net assets resulting from operations	(760,999)	480,510
Distributions to shareholders from net investment income	(101,345)	(129,153)
Distributions to shareholders from net realized gain	(238,984)	(39,965)
Total distributions	(340,329)	(169,118)
Share transactions - net increase (decrease)	96,219	3,684,390
Total increase (decrease) in net assets	(1,005,109)	3,995,782

Net Assets
Beginning of period	11,283,076	7,287,294
End of period (including undistributed net investment income of $2,482 and undistributed net investment income of $1,828, respectively)	$ 10,277,967	$ 11,283,076

Financial Highlights - Fidelity Income Replacement 2036 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) E	.517	.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	(4.719)	2.474	4.831	6.075	.441	5.306
Total from investment operations	(4.202)	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.511)	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.848)	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 55.95	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnB, C, D	(6.87)%	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) E	.445	.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	(4.710)	2.475	4.822	6.077	.448	5.287
Total from investment operations	(4.265)	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.438)	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.775)	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 55.92	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnB, C, D	(6.97)%	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate F	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) E	.298	.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	(4.693)	2.471	4.816	6.061	.445	5.293
Total from investment operations	(4.395)	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.328)	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.665)	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 55.65	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnB, C, D	(7.21)%	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 371	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.592	.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	(4.721)	2.472	4.833	6.070	.445	5.291
Total from investment operations	(4.129)	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 55.96	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total Return B, C	(6.75)%	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,451	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.604	.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	(4.723)	2.498	4.877	6.065	.452	5.291
Total from investment operations	(4.119)	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 56.03	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total Return B, C	(6.73)%	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.3	9.3
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.4	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.2	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.7	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%
Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.6%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,851	$ 366,008
Fidelity Blue Chip Growth Fund (b)	5,368	339,543
Fidelity Equity-Income Fund (b)	10,759	522,547
Fidelity Large Cap Stock Fund (b)	16,248	391,910
Fidelity Series 100 Index Fund (b)	26,652	339,543
Fidelity Series Broad Market Opportunities Fund (b)	44,571	600,817
Fidelity Series Small Cap Opportunities Fund (b)	4,630	52,367
TOTAL DOMESTIC EQUITY FUNDS		2,612,735
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Class I (b)	14,054	514,664
TOTAL EQUITY FUNDS (Cost $2,958,019)		3,127,399
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	17,046	150,343
Fidelity Strategic Income Fund (b)	15,004	150,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,687

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	29,795	$ 311,951
Fidelity Strategic Real Return Fund (b)	38,276	311,952
Fidelity Total Bond Fund (b)	90,838	934,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,558,627
TOTAL FIXED-INCOME FUNDS (Cost $1,923,667)		1,859,314
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	322,087	322,087
Fidelity Short-Term Bond Fund (b)	37,539	322,086
TOTAL SHORT-TERM FUNDS (Cost $641,847)		644,173
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,523,533)	5,630,886
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 5,630,699
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 624,716	$ 50,983	$ 79,510	$ 6,058	$ 514,664
Fidelity Advisor Mid Cap II Fund Class I	436,299	65,047	56,344	518	366,008
Fidelity Blue Chip Growth Fund	404,896	56,936	58,281	141	339,543
Fidelity Capital & Income Fund	180,399	9,474	21,897	3,517	150,343
Fidelity Equity-Income Fund	622,712	76,473	77,083	10,020	522,547
Fidelity Government Income Fund	368,816	27,237	82,786	3,284	311,951
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	368,148	23,988	70,049	378	322,087
Fidelity Large Cap Stock Fund	467,034	64,208	65,015	3,456	391,910
Fidelity Series 100 Index Fund	404,896	27,124	61,938	8,436	339,543
Fidelity Series Broad Market Opportunities Fund	716,252	94,998	104,163	2,656	600,817
Fidelity Series Small Cap Opportunities Fund	62,138	10,641	8,914	222	52,367
Fidelity Short-Term Bond Fund	368,148	25,637	71,253	1,917	322,086
Fidelity Strategic Income Fund	180,399	10,430	30,396	1,948	150,344
Fidelity Strategic Real Return Fund	368,816	29,462	59,798	3,712	311,952
Fidelity Total Bond Fund	1,107,787	78,949	218,630	17,211	934,724
Total	$ 6,681,456	$ 651,587	$ 1,066,057	$ 63,474	$ 5,630,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,523,533) - See accompanying schedule		$ 5,630,886
Receivable for investments sold		99,732
Total assets		5,730,618

Liabilities
Payable for investments purchased	$ 97,343
Payable for fund shares redeemed	2,399
Distribution and service plan fees payable	177
Total liabilities		99,919

Net Assets		$ 5,630,699
Net Assets consist of:
Paid in capital		$ 5,501,991
Undistributed net investment income		1,483
Accumulated undistributed net realized gain (loss) on investments		19,872
Net unrealized appreciation (depreciation) on investments		107,353
Net Assets		$ 5,630,699

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($166,936 divided by 3,125.73 shares)		$ 53.41

Maximum offering price per share (100/94.25 of $53.41)		$ 56.67
Class T: Net Asset Value and redemption price per share ($172,582 divided by 3,231.93 shares)		$ 53.40

Maximum offering price per share (100/96.50 of $53.40)		$ 55.34

Class C: Net Asset Value and offering price per share ($85,530 divided by 1,609.88 shares)A		$ 53.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($5,175,310 divided by 96,885.62 shares)		$ 53.42

Class I: Net Asset Value, offering price and redemption price per share ($30,341 divided by 568.04 shares)		$ 53.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 63,474

Expenses
Distribution and service plan fees	$ 1,147
Independent trustees' compensation	14
Total expenses before reductions	1,161
Expense reductions	(14)	1,147
Net investment income (loss)		62,327
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(38,405)
Capital gain distributions from underlying funds	110,372
Total net realized gain (loss)		71,967
Change in net unrealized appreciation (depreciation) on underlying funds		(596,659)
Net gain (loss)		(524,692)
Net increase (decrease) in net assets resulting from operations		$ (462,365)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,327	$ 98,571
Net realized gain (loss)	71,967	189,636
Change in net unrealized appreciation (depreciation)	(596,659)	85,822
Net increase (decrease) in net assets resulting from operations	(462,365)	374,029
Distributions to shareholders from net investment income	(62,013)	(98,552)
Distributions to shareholders from net realized gain	(167,598)	(74,391)
Total distributions	(229,611)	(172,943)
Share transactions - net increase (decrease)	(358,568)	(46,672)
Total increase (decrease) in net assets	(1,050,544)	154,414

Net Assets
Beginning of period	6,681,243	6,526,829
End of period (including undistributed net investment income of $1,483 and undistributed net investment income of $1,169, respectively)	$ 5,630,699	$ 6,681,243

Financial Highlights - Fidelity Income Replacement 2038 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) E	.500	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	(4.639)	2.463	4.763	6.186	.384	5.317
Total from investment operations	(4.139)	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.501)	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.021)	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 53.41	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnB, C, D	(7.05)%	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss)E	.431	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	(4.640)	2.456	4.761	6.201	.367	5.326
Total from investment operations	(4.209)	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.431)	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.951)	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 53.40	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnB, C, D	(7.17)%	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%A	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) E	.290	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	(4.620)	2.444	4.755	6.186	.379	5.319
Total from investment operations	(4.330)	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.320)	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.840)	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 53.13	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnB, C, D	(7.40)%	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%A	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) D	.571	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	(4.642)	2.464	4.759	6.200	.377	5.332
Total from investment operations	(4.071)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.42	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.94)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,175	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss)D	.571	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	(4.652)	2.464	4.761	6.198	.377	5.328
Total from investment operations	(4.081)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.41	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.96)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.1
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	10.9
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.3	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.0	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.8
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	38,147	$ 638,965
Fidelity Blue Chip Growth Fund (b)	9,370	592,636
Fidelity Equity-Income Fund (b)	18,779	912,118
Fidelity Large Cap Stock Fund (b)	28,372	684,330
Fidelity Series 100 Index Fund (b)	46,518	592,636
Fidelity Series Broad Market Opportunities Fund (b)	77,832	1,049,177
Fidelity Series Small Cap Opportunities Fund (b)	8,107	91,694
TOTAL DOMESTIC EQUITY FUNDS		4,561,556
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Class I (b)	26,357	965,204
TOTAL EQUITY FUNDS (Cost $5,507,571)		5,526,760
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	30,641	270,257
Fidelity Strategic Income Fund (b)	26,972	270,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		540,514

	Shares	Value
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund (b)	49,689	$ 520,245
Fidelity Strategic Real Return Fund (b)	63,834	520,245
Fidelity Total Bond Fund (b)	151,581	1,559,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,600,261
TOTAL FIXED-INCOME FUNDS (Cost $3,307,469)		3,140,775
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	492,254	492,254
Fidelity Short-Term Bond Fund (b)	57,372	492,254
TOTAL SHORT-TERM FUNDS (Cost $984,437)		984,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,799,477)	9,652,043
NET OTHER ASSETS (LIABILITIES) - 0.0%	(480)
NET ASSETS - 100%	$ 9,651,563
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,008,243	$ 178,724	$ 85,272	$ 10,567	$ 965,204
Fidelity Advisor Mid Cap II Fund Class I	656,048	163,662	55,267	841	638,965
Fidelity Blue Chip Growth Fund	609,681	143,507	61,175	213	592,636
Fidelity Capital & Income Fund	279,191	41,814	22,068	5,762	270,257
Fidelity Equity-Income Fund	937,212	204,650	72,996	15,824	912,118
Fidelity Government Income Fund	528,785	92,209	98,979	5,021	520,245
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	484,391	80,938	73,075	532	492,254
Fidelity Large Cap Stock Fund	703,402	164,583	66,207	5,617	684,330
Fidelity Series 100 Index Fund	609,681	98,624	67,667	14,043	592,636
Fidelity Series Broad Market Opportunities Fund	1,078,287	247,452	109,072	4,315	1,049,177
Fidelity Series Small Cap Opportunities Fund	93,721	25,228	9,336	348	91,694
Fidelity Short-Term Bond Fund	484,391	83,130	74,652	2,691	492,254
Fidelity Strategic Income Fund	279,191	43,368	35,902	3,287	270,257
Fidelity Strategic Real Return Fund	528,785	96,203	64,563	5,667	520,245
Fidelity Total Bond Fund	1,584,382	268,587	243,214	26,142	1,559,771
Total	$ 9,865,391	$ 1,932,679	$ 1,139,445	$ 100,870	$ 9,652,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,799,477) - See accompanying schedule		$ 9,652,043
Receivable for investments sold		158,774
Total assets		9,810,817

Liabilities
Payable for investments purchased	$ 158,795
Distribution and service plan fees payable	459
Total liabilities		159,254

Net Assets		$ 9,651,563
Net Assets consist of:
Paid in capital		$ 9,728,854
Undistributed net investment income		2,372
Accumulated undistributed net realized gain (loss) on investments		67,771
Net unrealized appreciation (depreciation) on investments		(147,434)
Net Assets		$ 9,651,563

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,369 divided by 1,747.72 shares)		$ 54.57

Maximum offering price per share (100/94.25 of $54.57)		$ 57.90
Class T:
Net Asset Value and redemption price per share ($732,102 divided by 13,401.94 shares)		$ 54.63

Maximum offering price per share (100/96.50 of $54.63)		$ 56.61
Class C:
Net Asset Value and offering price per share ($161,979 divided by 2,987.42 shares)A		$ 54.22

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,646,279 divided by 158,560.69 shares)		$ 54.53

Class I:
Net Asset Value, offering price and redemption price per share ($15,834 divided by 290.36 shares)		$ 54.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 100,870

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	21
Total expenses before reductions	2,423
Expense reductions	(21)	2,402
Net investment income (loss)		98,468
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23,113)
Capital gain distributions from underlying funds	175,883
Total net realized gain (loss)		152,770
Change in net unrealized appreciation (depreciation) on underlying funds		(981,886)
Net gain (loss)		(829,116)
Net increase (decrease) in net assets resulting from operations		$ (730,648)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,468	$ 139,398
Net realized gain (loss)	152,770	278,951
Change in net unrealized appreciation (depreciation)	(981,886)	127,578
Net increase (decrease) in net assets resulting from operations	(730,648)	545,927
Distributions to shareholders from net investment income	(97,839)	(139,199)
Distributions to shareholders from net realized gain	(242,649)	(116,405)
Total distributions	(340,488)	(255,604)
Share transactions - net increase (decrease)	857,064	911,455
Total increase (decrease) in net assets	(214,072)	1,201,778

Net Assets
Beginning of period	9,865,635	8,663,857
End of period (including undistributed net investment income of $2,372 and undistributed net investment income of $1,743, respectively)	$ 9,651,563	$ 9,865,635

Financial Highlights - Fidelity Income Replacement 2040 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.525	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	(4.888)	2.585	5.022	6.538	.331	5.608
Total from investment operations	(4.363)	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.506)	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.997)	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 54.57	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnB, C, D	(7.27)%	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Net investment income (loss)	1.83%A	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.450	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	(4.889)	2.586	5.021	6.563	.312	5.604
Total from investment operations	(4.439)	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.440)	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.931)	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 54.63	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnB, C, D	(7.38)%	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.58%A	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 732	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.309	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	(4.868)	2.580	5.003	6.524	.310	5.609
Total from investment operations	(4.559)	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.330)	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.821)	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 54.22	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnB, C, D	(7.62)%	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08%A	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.596	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	(4.889)	2.584	5.027	6.531	.317	5.602
Total from investment operations	(4.293)	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnB, C	(7.16)%	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,646	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.598	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	(4.891)	2.585	5.010	6.552	.327	5.616
Total from investment operations	(4.293)	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnB, C	(7.16)%	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net AssetsE,G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.7	9.7
Fidelity Large Cap Stock Fund	7.2	7.3
Fidelity Series 100 Index Fund	6.3	6.3
Fidelity Series Broad Market Opportunities Fund	11.1	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.3	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.9	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	3.0	3.0
	5.9	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.8
	26.5	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	4.2	3.9
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	112,100	$ 1,877,673
Fidelity Blue Chip Growth Fund (b)	27,579	1,744,347
Fidelity Equity-Income Fund (b)	55,244	2,683,184
Fidelity Large Cap Stock Fund (b)	83,375	2,010,999
Fidelity Series 100 Index Fund (b)	136,919	1,744,347
Fidelity Series Broad Market Opportunities Fund (b)	228,721	3,083,162
Fidelity Series Small Cap Opportunities Fund (b)	23,822	269,429
TOTAL DOMESTIC EQUITY FUNDS		13,413,141
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Class I (b)	82,904	3,035,942
TOTAL EQUITY FUNDS (Cost $15,621,061)		16,449,083
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (b)	92,587	816,621
Fidelity Strategic Income Fund (b)	81,499	816,621
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,633,242

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund (b)	140,606	$ 1,472,140
Fidelity Strategic Real Return Fund (b)	180,631	1,472,140
Fidelity Total Bond Fund (b)	428,655	4,410,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,355,143
TOTAL FIXED-INCOME FUNDS (Cost $9,388,783)		8,988,385
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,169,506	1,169,506
Fidelity Short-Term Bond Fund (b)	136,291	1,169,379
TOTAL SHORT-TERM FUNDS (Cost $2,337,451)		2,338,885
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $27,347,295)	27,776,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(883)
NET ASSETS - 100%	$ 27,775,470
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 4,025,806	$ 372,417	$ 871,858	$ 37,108	$ 3,035,942
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	330,563	489,868	2,745	1,877,673
Fidelity Blue Chip Growth Fund	2,275,769	338,041	534,030	768	1,744,347
Fidelity Capital & Income Fund	1,076,669	76,259	237,713	19,894	816,621
Fidelity Equity-Income Fund	3,500,075	455,600	747,588	53,441	2,683,184
Fidelity Government Income Fund	1,901,275	180,743	601,058	16,043	1,472,140
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,411,553	141,839	383,886	1,389	1,169,506
Fidelity Large Cap Stock Fund	2,625,056	341,212	568,400	18,447	2,010,999
Fidelity Series 100 Index Fund	2,275,769	183,349	558,157	44,134	1,744,347
Fidelity Series Broad Market Opportunities Fund	4,025,806	542,809	930,828	14,100	3,083,162
Fidelity Series Small Cap Opportunities Fund	349,287	54,897	74,442	1,197	269,429
Fidelity Short-Term Bond Fund	1,411,553	147,470	387,732	7,031	1,169,379
Fidelity Strategic Income Fund	1,076,669	85,150	288,167	10,781	816,621
Fidelity Strategic Real Return Fund	1,901,275	192,036	489,833	18,439	1,472,140
Fidelity Total Bond Fund	5,703,822	521,389	1,647,549	84,018	4,410,863
Total	$ 36,008,996	$ 3,963,774	$ 8,811,109	$ 329,535	$ 27,776,353
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $27,347,295) - See accompanying schedule		$ 27,776,353
Receivable for investments sold		459,135
Total assets		28,235,488

Liabilities
Payable for investments purchased	$ 456,353
Payable for fund shares redeemed	3,007
Distribution and service plan fees payable	658
Total liabilities		460,018

Net Assets		$ 27,775,470
Net Assets consist of:
Paid in capital		$ 27,193,384
Undistributed net investment income		7,027
Accumulated undistributed net realized gain (loss) on investments		146,001
Net unrealized appreciation (depreciation) on investments		429,058
Net Assets		$ 27,775,470

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($493,111 divided by 9,058 shares)		$ 54.44

Maximum offering price per share (100/94.25 of $54.44)		$ 57.76
Class T:
Net Asset Value and redemption price per share ($446,070 divided by 8,192 shares)		$ 54.45

Maximum offering price per share (100/96.50 of $54.45)		$ 56.42
Class C:
Net Asset Value and offering price per share ($545,186 divided by 10,066 shares)A		$ 54.16

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($26,194,945 divided by 481,014 shares)		$ 54.46

Class I:
Net Asset Value, offering price and redemption price per share ($96,158 divided by 1,766 shares)		$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 329,535

Expenses
Distribution and service plan fees	$ 4,139
Independent trustees' compensation	71
Total expenses before reductions	4,210
Expense reductions	(71)	4,139
Net investment income (loss)		325,396
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(248,344)
Capital gain distributions from underlying funds	586,107
Total net realized gain (loss)		337,763
Change in net unrealized appreciation (depreciation) on underlying funds		(3,130,823)
Net gain (loss)		(2,793,060)
Net increase (decrease) in net assets resulting from operations		$ (2,467,664)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 325,396	$ 553,749
Net realized gain (loss)	337,763	1,178,354
Change in net unrealized appreciation (depreciation)	(3,130,823)	508,337
Net increase (decrease) in net assets resulting from operations	(2,467,664)	2,240,440
Distributions to shareholders from net investment income	(324,882)	(553,019)
Distributions to shareholders from net realized gain	(866,030)	(501,646)
Total distributions	(1,190,912)	(1,054,665)
Share transactions - net increase (decrease)	(4,574,079)	987,671
Total increase (decrease) in net assets	(8,232,655)	2,173,446

Net Assets
Beginning of period	36,008,125	33,834,679
End of period (including undistributed net investment income of $7,027 and undistributed net investment income of $6,513, respectively)	$ 27,775,470	$ 36,008,125

Financial Highlights - Fidelity Income Replacement 2042 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.518	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	(5.037)	2.687	5.194	6.833	.281	5.719
Total from investment operations	(4.519)	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.537)	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.081)	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 54.44	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnB, C, D	(7.52)%	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.81%A	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.446	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	(5.037)	2.677	5.216	6.839	.287	5.727
Total from investment operations	(4.591)	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.465)	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.009)	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 54.45	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnB, C, D	(7.63)%	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.56%A	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.302	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	(5.015)	2.673	5.194	6.821	.290	5.719
Total from investment operations	(4.713)	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.373)	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.917)	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 54.16	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnB, C, D	(7.86)%	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Net investment income (loss)	1.06%A	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.590	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	(5.037)	2.687	5.202	6.837	.284	5.719
Total from investment operations	(4.447)	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.46	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnB, C	(7.40)%	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.06%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,195	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.592	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	(5.049)	2.687	5.211	6.841	.275	5.725
Total from investment operations	(4.457)	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.45	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnB, C	(7.41)%	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2016 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Income Replacement shares. Each Fund's Class A, Class T, Class C and Class I shares were closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matter affecting a single class.

Income Replacement 2016 Fund	January 31, 2012
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2016 Fund	$ 12,623,054	$ 99,977	$ (22,526)	$ 77,451
Fidelity Income Replacement 2018 Fund	5,357,201	92,065	(30,892)	61,173
Fidelity Income Replacement 2020 Fund	8,002,434	394,937	(158,923)	236,014
Fidelity Income Replacement 2022 Fund	14,144,622	286,653	(553,722)	(267,069)
Fidelity Income Replacement 2024 Fund	9,628,394	211,630	(444,275)	(233,645)
Fidelity Income Replacement 2026 Fund	8,355,147	154,992	(412,758)	(257,766)
Fidelity Income Replacement 2028 Fund	30,843,107	674,088	(1,726,137)	(1,052,049)
Fidelity Income Replacement 2030 Fund	15,030,307	593,538	(708,423)	(114,885)
Fidelity Income Replacement 2032 Fund	7,253,159	424,586	(282,570)	142,016
Fidelity Income Replacement 2034 Fund	9,019,585	478,318	(431,560)	46,758
Fidelity Income Replacement 2036 Fund	10,567,489	335,809	(624,491)	(288,682)
Fidelity Income Replacement 2038 Fund	5,548,014	342,420	(259,548)	82,872
Fidelity Income Replacement 2040 Fund	9,848,160	342,063	(538,180)	(196,117)
Fidelity Income Replacement 2042 Fund	27,457,285	1,588,472	(1,269,404)	319,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 fund will be limited to approximately $28,019 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,944,603	3,601,318
Fidelity Income Replacement 2018 Fund	1,685,450	2,192,293
Fidelity Income Replacement 2020 Fund	1,728,238	1,889,875
Fidelity Income Replacement 2022 Fund	2,407,449	2,541,787
Fidelity Income Replacement 2024 Fund	2,032,033	2,094,568
Fidelity Income Replacement 2026 Fund	2,553,787	1,163,738
Fidelity Income Replacement 2028 Fund	9,891,976	5,384,389
Fidelity Income Replacement 2030 Fund	1,980,411	3,358,073
Fidelity Income Replacement 2032 Fund	925,764	1,333,807
Fidelity Income Replacement 2034 Fund	1,896,282	1,334,846
Fidelity Income Replacement 2036 Fund	1,341,466	1,298,797
Fidelity Income Replacement 2038 Fund	651,587	1,066,057
Fidelity Income Replacement 2040 Fund	1,932,679	1,139,445
Fidelity Income Replacement 2042 Fund	3,963,774	8,811,109

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	-%	.25%	$ 104	$ -
Class T	.25%	.25%	244	-
Class C	.75%	.25%	837	4
			$ 1,185	$ 4
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 678	$ -
Class T	.25%	.25%	822	-
Class C	.75%	.25%	2,505	111
			$ 4,005	$ 111
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,370	$ 145
Class T	.25%	.25%	496	-
Class C	.75%	.25%	4,331	875
			$ 6,197	$ 1,020
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 525	$ -
Class T	.25%	.25%	220	-
Class C	.75%	.25%	293	18
			$ 1,038	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 540	$ -
Class T	.25%	.25%	710	18
Class C	.75%	.25%	787	51
			$ 2,037	$ 69
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 858	$ -
Class T	.25%	.25%	782	12
Class C	.75%	.25%	868	848
			$ 2,508	$ 860
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,105	$ 80
Class T	.25%	.25%	1,138	-
Class C	.75%	.25%	1,125	257
			$ 3,368	$ 337
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 315	$ 7
Class T	.25%	.25%	50	18
Class C	.75%	.25%	1,595	162
			$ 1,960	$ 187
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 508	$ -
Class T	.25%	.25%	216	86
Class C	.75%	.25%	651	154
			$ 1,375	$ 240
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 352	$ 22
Class T	.25%	.25%	268	72
Class C	.75%	.25%	719	270
			$ 1,339	$ 364
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 531	$ 3
Class T	.25%	.25%	2,588	-
Class C	.75%	.25%	2,047	87
			$ 5,166	$ 90
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 210	$ -
Class T	.25%	.25%	452	12
Class C	.75%	.25%	485	4
			$ 1,147	$ 16
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 9
Class T	.25%	.25%	1,432	-
Class C	.75%	.25%	841	52
			$ 2,402	$ 61

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 707	$ -
Class T	.25%	.25%	1,188	14
Class C	.75%	.25%	2,244	712
			$ 4,139	$ 726

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2020 Fund
Class A	$ 1,049

Fidelity Income Replacement 2024 Fund
Class C*	$ 92

Fidelity Income Replacement 2026 Fund
Class A	$ 324
Class T	15
$ 339
Fidelity Income Replacement 2028 Fund
Class A	$ 1,714
Class T	131
$ 1,845
Fidelity Income Replacement 2030 Fund
Class A	$ 14

Fidelity Income Replacement 2032 Fund
Class T	$ 109

Fidelity Income Replacement 2036 Fund
Class A	$ 357

Fidelity Income Replacement 2038 Fund
Class A	$ 61

Fidelity Income Replacement 2042 Fund
Class A	$ 739
Class T	2
$ 741

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

ReimbursementA
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	13
Fidelity Income Replacement 2020 Fund	19
Fidelity Income Replacement 2022 Fund	31
Fidelity Income Replacement 2024 Fund	21
Fidelity Income Replacement 2026 Fund	16
Fidelity Income Replacement 2028 Fund	61
Fidelity Income Replacement 2030 Fund	36
Fidelity Income Replacement 2032 Fund	17
Fidelity Income Replacement 2034 Fund	20
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	14
Fidelity Income Replacement 2040 Fund	21
Fidelity Income Replacement 2042 Fund	71

A Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 28	$ 278
Class T	4	67
Income Replacement 2016	18,446	21,955
Class I	29	89
Total	$ 18,507	$ 22,389
From net realized gain
Class A	$ 542	$ 4,805
Class T	585	3,444
Class C	1,039	12,555
Income Replacement 2016	55,170	119,314
Class I	102	590
Total	$ 57,438	$ 140,708
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 2,319	$ 5,637
Class T	993	2,142
Class C	653	1,186
Income Replacement 2018	22,515	45,901
Class I	1,509	3,407
Total	$ 27,989	$ 58,273
From net realized gain
Class A	$ 235	$ 759
Class T	140	434
Class C	217	697
Income Replacement 2018	1,759	4,671
Class I	118	343
Total	$ 2,469	$ 6,904

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,392	$ 11,457
Class T	1,214	1,806
Class C	3,372	2,977
Income Replacement 2020	54,563	97,096
Class I	1,599	2,231
Total	$ 69,140	$ 115,567
From net realized gain
Class A	$ 23,499	$ 10,235
Class T	4,347	1,572
Class C	18,056	6,486
Income Replacement 2020	141,250	82,630
Class I	4,068	1,405
Total	$ 191,220	$ 102,328
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 3,357	$ 4,908
Class T	594	794
Class C	253	1,138
Income Replacement 2022	126,798	176,963
Class I	834	1,177
Total	$ 131,836	$ 184,980
From net realized gain
Class A	$ 375	$ 1,029
Class T	78	192
Class C	52	794
Income Replacement 2022	12,274	25,078
Class I	78	204
Total	$ 12,857	$ 27,297
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,477	$ 3,807
Class T	2,052	2,321
Class C	704	836
Income Replacement 2024	84,732	113,941
Class I	560	630
Total	$ 91,525	$ 121,535
From net realized gain
Class A	$ 7,591	$ 3,012
Class T	5,214	2,060
Class C	2,769	1,696
Income Replacement 2024	151,262	81,204
Class I	1,012	397
Total	$ 167,848	$ 88,369
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,657	$ 8,103
Class T	2,223	1,754
Class C	1,256	290
Income Replacement 2026	66,009	72,795
Class I	291	433
Total	$ 75,436	$ 83,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 7,102	$ 1,695
Class T	3,213	170
Class C	1,456	88
Income Replacement 2026	67,136	10,993
Class I	310	74
Total	$ 79,217	$ 13,020
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 8,194	$ 9,093
Class T	3,134	3,547
Class C	1,246	791
Income Replacement 2028	276,442	359,881
Class I	678	2,066
Total	$ 289,694	$ 375,378
From net realized gain
Class A	$ 14,148	$ 1,714
Class T	7,542	832
Class C	3,748	337
Income Replacement 2028	449,213	59,032
Class I	4,219	308
Total	$ 478,870	$ 62,223
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,133	$ 3,432
Class T	157	185
Class C	2,006	2,062
Income Replacement 2030	154,584	238,478
Class I	306	482
Total	$ 159,186	$ 244,639
From net realized gain
Class A	$ 6,194	$ 3,325
Class T	482	211
Class C	7,690	4,264
Income Replacement 2030	373,301	183,072
Class I	716	365
Total	$ 388,383	$ 191,237
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,561	$ 4,601
Class T	726	450
Class C	704	800
Income Replacement 2032	71,943	119,941
Class I	564	867
Total	$ 77,498	$ 126,659
From net realized gain
Class A	$ 10,055	$ 1,964
Class T	1,736	254
Class C	3,229	848
Income Replacement 2032	181,970	53,473
Class I	1,382	385
Total	$ 198,372	$ 56,924

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,413	$ 3,592
Class T	751	971
Class C	817	799
Income Replacement 2034	86,734	129,554
Class I	2,207	3,291
Total	$ 92,922	$ 138,207
From net realized gain
Class A	$ 7,727	$ 3,372
Class T	2,643	1,305
Class C	3,553	1,712
Income Replacement 2034	239,145	116,944
Class I	5,942	2,932
Total	$ 259,010	$ 126,265
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 3,614	$ 4,252
Class T	7,783	10,023
Class C	2,228	2,679
Income Replacement 2036	87,712	112,188
Class I	8	11
Total	$ 101,345	$ 129,153
From net realized gain
Class A	$ 9,270	$ 1,517
Class T	23,460	5,271
Class C	9,451	2,058
Income Replacement 2036	196,785	31,115
Class I	18	4
Total	$ 238,984	$ 39,965
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,515	$ 2,023
Class T	1,396	1,850
Class C	522	602
Income Replacement 2038	58,243	93,585
Class I	337	492
Total	$ 62,013	$ 98,552
From net realized gain
Class A	$ 4,456	$ 1,910
Class T	4,851	2,089
Class C	2,624	1,223
Income Replacement 2038	154,785	68,808
Class I	882	361
Total	$ 167,598	$ 74,391
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 892	$ 1,349
Class T	5,403	5,503
Class C	983	1,772
Income Replacement 2040	90,386	130,310
Class I	175	265
Total	$ 97,839	$ 139,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 2,644	$ 1,365
Class T	14,410	6,949
Class C	4,357	3,481
Income Replacement 2040	220,792	104,392
Class I	446	218
Total	$ 242,649	$ 116,405
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,963	$ 7,004
Class T	3,810	5,289
Class C	2,928	2,599
Income Replacement 2042	312,035	535,968
Class I	1,146	2,159
Total	$ 324,882	$ 553,019
From net realized gain
Class A	$ 15,912	$ 7,309
Class T	12,399	6,885
Class C	10,559	5,237
Income Replacement 2042	824,194	480,538
Class I	2,966	1,677
Total	$ 866,030	$ 501,646

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A
Reinvestment of distributions	11	97	$ 565	$ 4,980
Shares redeemed	(670)	(1,760)	(34,077)	(90,559)
Net increase (decrease)	(659)	(1,663)	$ (33,512)	$ (85,579)
Class T
Reinvestment of distributions	10	65	$ 516	3,319
Shares redeemed	(164)	(354)	(8,338)	(18,223)
Net increase (decrease)	(154)	(289)	$ (7,822)	$ (14,904)
Class C
Reinvestment of distributions	21	227	1,039	11,629
Shares redeemed	(3,758)	(2,865)	(189,604)	(146,186)
Net increase (decrease)	(3,737)	(2,638)	$ (188,565)	$ (134,557)
Income Replacement 2016
Shares sold	157,810	121,430	$ 8,029,667	$ 6,229,218
Reinvestment of distributions	1,336	2,566	67,893	132,021
Shares redeemed	(68,435)	(50,200)	(3,479,521)	(2,579,628)
Net increase (decrease)	90,711	73,796	$ 4,618,039	$ 3,781,611
Class I
Reinvestment of distributions	3	13	$ 131	$ 679
Shares redeemed	(46)	(58)	(2,320)	(3,015)
Net increase (decrease)	(43)	(45)	$ (2,189)	$ (2,336)
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	34	79	$ 1,862	$ 4,343
Shares redeemed	(708)	(5,697)	(38,486)	(313,103)
Net increase (decrease)	(674)	(5,618)	$ (36,624)	$ (308,760)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T
Reinvestment of distributions	18	41	$ 989	$ 2,259
Shares redeemed	(845)	(1,700)	(45,993)	(93,384)
Net increase (decrease)	(827)	(1,659)	$ (45,004)	$ (91,125)
Class C
Shares sold	-	0A	$ -	$ 2
Reinvestment of distributions	15	33	834	1,811
Shares redeemed	(1,611)	(3,957)	(87,854)	(216,566)
Net increase (decrease)	(1,596)	(3,924)	$ (87,020)	$ (214,753)
Income Replacement 2018
Shares sold	22,826	16,515	$ 1,240,674	$ 907,446
Reinvestment of distributions	209	367	11,325	20,187
Shares redeemed	(29,116)	(25,026)	(1,585,303)	(1,373,592)
Net increase (decrease)	(6,081)	(8,144)	$ (333,304)	$ (445,959)
Class I
Reinvestment of distributions	30	68	$ 1,627	$ 3,750
Shares redeemed	(580)	(2,685)	(31,591)	(146,904)
Net increase (decrease)	(550)	(2,617)	$ (29,964)	$ (143,154)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,719	7,497	$ 309,005	$ 421,574
Reinvestment of distributions	509	284	27,499	15,878
Shares redeemed	(3,306)	(2,731)	(178,903)	(153,226)
Net increase (decrease)	2,922	5,050	$ 157,601	$ 284,226
Class T
Shares sold	-	2,124	$ -	$ 117,907
Reinvestment of distributions	100	55	5,387	3,077
Shares redeemed	(95)	(214)	(5,111)	(12,041)
Net increase (decrease)	5	1,965	$ 276	$ 108,943
Class C
Shares sold	2,369	5,637	$ 127,731	$ 315,712
Reinvestment of distributions	387	156	20,828	8,676
Shares redeemed	(129)	(1,429)	(7,040)	(79,961)
Net increase (decrease)	2,627	4,364	$ 141,519	$ 244,427
Income Replacement 2020
Shares sold	14,550	34,989	$ 794,029	$ 1,957,224
Reinvestment of distributions	3,012	2,236	162,689	125,058
Shares redeemed	(24,302)	(47,498)	(1,308,959)	(2,666,418)
Net increase (decrease)	(6,740)	(10,273)	$ (352,241)	$ (584,136)
Class I
Shares sold	-	1,973	$ -	$ 111,000
Reinvestment of distributions	105	65	5,667	3,636
Shares redeemed	(93)	(181)	(5,070)	(10,140)
Net increase (decrease)	12	1,857	$ 597	$ 104,496
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	987	$ -	$ 57,740
Reinvestment of distributions	56	88	3,216	5,120
Shares redeemed	(52)	(998)	(2,980)	(58,651)
Net increase (decrease)	4	77	$ 236	$ 4,209
Class T
Shares sold	-	2,926	$ -	$ 171,217
Reinvestment of distributions	12	17	672	986
Shares redeemed	(9)	(1,869)	(500)	(110,848)
Net increase (decrease)	3	1,074	$ 172	$ 61,354

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2022 Fund
Class C
Shares sold	-	482	$ -	$ 27,847
Reinvestment of distributions	3	30	163	1,746
Shares redeemed	-	(5,153)	-	(301,090)
Net increase (decrease)	3	(4,641)	$ 163	$ (271,497)
Income Replacement 2022
Shares sold	24,163	124,560	$ 1,374,676	$ 7,249,525
Reinvestment of distributions	1,610	2,294	91,699	133,789
Shares redeemed	(31,633)	(54,675)	(1,794,816)	(3,182,273)
Net increase (decrease)	(5,860)	72,179	$ (328,441)	$ 4,201,041
Class I
Shares sold	685	470	$ 37,829	$ 27,193
Reinvestment of distributions	16	21	912	1,243
Shares redeemed	(12)	(16)	(672)	(958)
Net increase (decrease)	689	475	$ 38,069	$ 27,478
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,212	$ -	$ 251,274
Reinvestment of distributions	180	102	10,163	6,014
Shares redeemed	(852)	(219)	(48,579)	(12,963)
Net increase (decrease)	(672)	4,095	$ (38,416)	$ 244,325
Class T
Shares sold	-	3,066	$ -	$ 183,213
Reinvestment of distributions	114	53	6,425	3,096
Shares redeemed	(3,023)	(754)	(169,167)	(44,593)
Net increase (decrease)	(2,909)	2,365	$ (162,742)	$ 141,716
Class C
Shares sold	-	414	$ -	$ 24,200
Reinvestment of distributions	62	32	3,473	1,897
Shares redeemed	(190)	(273)	(10,813)	(16,055)
Net increase (decrease)	(128)	173	$ (7,340)	$ 10,042
Income Replacement 2024
Shares sold	26,778	73,716	$ 1,534,944	$ 4,346,368
Reinvestment of distributions	3,548	2,362	200,776	138,630
Shares redeemed	(27,320)	(38,919)	(1,547,022)	(2,283,998)
Net increase (decrease)	3,006	37,159	$ 188,698	$ 2,201,000
Class I
Shares sold	-	617	$ -	$ 36,550
Reinvestment of distributions	16	16	931	961
Shares redeemed	(166)	(1)	(9,564)	(65)
Net increase (decrease)	(150)	632	$ (8,633)	$ 37,446
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	4,181	$ -	$ 249,240
Reinvestment of distributions	210	149	12,183	8,920
Shares redeemed	(2,352)	(1,276)	(132,139)	(77,210)
Net increase (decrease)	(2,142)	3,054	$ (119,956)	$ 180,950
Class T
Shares sold	100	5,546	$ 5,894	$ 327,446
Reinvestment of distributions	94	28	5,435	1,667
Shares redeemed	(257)	(837)	(15,000)	(50,629)
Net increase (decrease)	(63)	4,737	$ (3,671)	$ 278,484

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
Class C
Shares sold	2,995	1,224	$ 174,801	$ 74,000
Reinvestment of distributions	47	6	2,712	378
Shares redeemed	(190)	(374)	(10,883)	(22,526)
Net increase (decrease)	2,852	856	$ 166,630	$ 51,852
Income Replacement 2026
Shares sold	35,587	65,266	$ 2,073,694	$ 3,918,081
Reinvestment of distributions	1,821	851	105,541	51,071
Shares redeemed	(15,046)	(26,992)	(874,223)	(1,627,504)
Net increase (decrease)	22,362	39,125	$ 1,305,012	$ 2,341,648
Class I
Reinvestment of distributions	10	8	$ 601	$ 507
Shares redeemed	(27)	-	(1,478)	-
Net increase (decrease)	(17)	8	$ (877)	$ 507
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	5,854	3,506	$ 346,051	$ 214,042
Reinvestment of distributions	381	177	22,341	10,807
Shares redeemed	(10,494)	(1,895)	(590,876)	(115,165)
Net increase (decrease)	(4,259)	1,788	$ (222,484)	$ 109,684
Class T
Shares sold	1,674	2,218	$ 98,478	$ 136,892
Reinvestment of distributions	160	40	9,393	2,432
Shares redeemed	(2,217)	(366)	(130,837)	(22,198)
Net increase (decrease)	(383)	1,892	$ (22,966)	$ 117,126
Class C
Shares sold	1,170	2,233	$ 70,718	$ 135,597
Reinvestment of distributions	85	19	4,994	1,128
Shares redeemed	(1)	-	(50)	-
Net increase (decrease)	1,254	2,252	$ 75,662	$ 136,725
Income Replacement 2028
Shares sold	145,123	175,373	$ 8,588,896	$ 10,694,133
Reinvestment of distributions	10,541	4,797	617,792	292,689
Shares redeemed	(72,909)	(122,768)	(4,309,023)	(7,513,885)
Net increase (decrease)	82,755	57,402	$ 4,897,665	$ 3,472,937
Class I
Shares sold	4,724	3,296	$ 284,670	$ 203,084
Reinvestment of distributions	83	39	4,897	2,374
Shares redeemed	(8,655)	-	(514,080)	-
Net increase (decrease)	(3,848)	3,335	$ (224,513)	$ 205,458
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	55	1,161	$ 3,199	$ 70,615
Reinvestment of distributions	104	76	5,990	4,609
Shares redeemed	(628)	(881)	(36,206)	(53,162)
Net increase (decrease)	(469)	356	$ (27,017)	$ 22,062
Class T
Shares sold	34	52	$ 2,000	$ 3,208
Reinvestment of distributions	11	7	639	396
Shares redeemed	(129)	(2)	(7,201)	(107)
Net increase (decrease)	(84)	57	$ (4,562)	$ 3,497
Class C
Shares sold	1,610	50	$ 92,155	$ 3,000
Reinvestment of distributions	160	96	9,183	5,755
Shares redeemed	(1,772)	(406)	(100,376)	(24,659)
Net increase (decrease)	(2)	(260)	$ 962	$ (15,904)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2030
Shares sold	18,300	82,991	$ 1,051,494	$ 5,032,550
Reinvestment of distributions	8,053	5,561	465,299	336,113
Shares redeemed	(47,607)	(63,698)	(2,745,691)	(3,868,628)
Net increase (decrease)	(21,254)	24,854	$ (1,228,898)	$ 1,500,035
Class I
Reinvestment of distributions	18	14	1,022	847
Shares redeemed	(27)	(551)	(1,496)	(33,612)
Net increase (decrease)	(9)	(537)	$ (474)	$ (32,765)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,248	$ -	$ 246,064
Reinvestment of distributions	219	101	12,044	5,808
Shares redeemed	(199)	(1,760)	(11,117)	(102,430)
Net increase (decrease)	20	2,589	$ 927	$ 149,442
Class T
Shares sold	1,175	600	$ 64,363	$ 35,000
Reinvestment of distributions	45	12	2,462	704
Shares redeemed	(1,214)	(114)	(63,472)	(6,672)
Net increase (decrease)	6	498	$ 3,353	$ 29,032
Class C
Shares sold	-	172	$ -	$ 10,000
Reinvestment of distributions	71	29	3,874	1,644
Shares redeemed	(237)	-	(12,646)	-
Net increase (decrease)	(166)	201	$ (8,772)	$ 11,644
Income Replacement 2032
Shares sold	2,752	34,142	$ 154,250	$ 1,958,739
Reinvestment of distributions	4,106	2,235	225,832	128,734
Shares redeemed	(13,037)	(36,244)	(720,200)	(2,089,388)
Net increase (decrease)	(6,179)	133	$ (340,118)	$ (1,915)
Class I
Shares sold	-	608	$ -	$ 35,000
Reinvestment of distributions	35	22	1,946	1,252
Shares redeemed	(53)	-	(2,741)	-
Net increase (decrease)	(18)	630	$ (795)	$ 36,252
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	2,780	$ -	$ 165,117
Reinvestment of distributions	54	29	3,129	1,769
Shares redeemed	(264)	(18)	(15,261)	(1,096)
Net increase (decrease)	(210)	2,791	$ (12,132)	$ 165,790
Class T
Shares sold	2,372	-	$ 132,706	$ -
Reinvestment of distributions	59	38	3,394	2,276
Shares redeemed	(1,325)	-	(73,183)	-
Net increase (decrease)	1,106	38	$ 62,917	$ 2,276
Class C
Shares sold	435	1,221	$ 25,000	$ 74,000
Reinvestment of distributions	76	42	4,370	2,511
Shares redeemed	(262)	-	(14,590)	-
Net increase (decrease)	249	1,263	$ 14,780	$ 76,511
Income Replacement 2034
Shares sold	19,652	24,835	$ 1,152,439	$ 1,498,589
Reinvestment of distributions	4,806	3,072	276,370	185,302
Shares redeemed	(14,547)	(26,482)	(847,575)	(1,600,482)
Net increase (decrease)	9,911	1,425	$ 581,234	$ 83,409

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2034
Class I
Shares sold	570	-	$ 30,763	$ -
Reinvestment of distributions	142	103	8,149	6,223
Shares redeemed	(539)	(18)	(29,857)	(1,090)
Net increase (decrease)	173	85	$ 9,055	$ 5,133
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,231	4,160	$ 70,588	$ 253,019
Reinvestment of distributions	221	94	12,884	5,769
Shares redeemed	(425)	(1)	(25,282)	(51)
Net increase (decrease)	1,027	4,253	$ 58,190	$ 258,737
Class T
Shares sold	311	12,423	$ 18,325	$ 755,608
Reinvestment of distributions	505	199	29,375	12,109
Shares redeemed	(668)	(2,095)	(38,797)	(128,956)
Net increase (decrease)	148	10,527	$ 8,903	$ 638,761
Class C
Shares sold	-	1,714	$ -	$ 103,000
Reinvestment of distributions	179	54	10,386	3,277
Shares redeemed	(708)	(571)	(41,477)	(34,831)
Net increase (decrease)	(529)	1,197	$ (31,091)	$ 71,446
Income Replacement 2036
Shares sold	5,380	60,575	$ 314,674	$ 3,723,337
Reinvestment of distributions	3,866	1,180	225,023	72,003
Shares redeemed	(8,182)	(17,654)	(479,467)	(1,079,909)
Net increase (decrease)	1,064	44,101	$ 60,230	$ 2,715,431
Class I
Reinvestment of distributions	0A	0A	$ 25	$ 15
Shares redeemed	(1)	-	(38)	-
Net increase (decrease)	(1)	0A	$ (13)	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	141	353	$ 7,909	$ 20,577
Reinvestment of distributions	106	67	5,883	3,892
Shares redeemed	-	(614)	-	(35,485)
Net increase (decrease)	247	(194)	$ 13,792	$ (11,016)
Class T
Reinvestment of distributions	98	49	5,461	2,834
Shares redeemed	(67)	(141)	(3,758)	(8,284)
Net increase (decrease)	31	(92)	$ 1,703	$ (5,450)
Class C
Shares sold	-	858	$ -	$ 50,000
Reinvestment of distributions	57	31	3,146	1,825
Shares redeemed	(200)	(1,045)	(11,180)	(61,313)
Net increase (decrease)	(143)	(156)	$ (8,034)	$ (9,488)
Income Replacement 2038
Shares sold	2,361	39,133	$ 134,202	$ 2,291,014
Reinvestment of distributions	3,495	2,388	194,641	139,599
Shares redeemed	(12,704)	(41,971)	(694,478)	(2,452,184)
Net increase (decrease)	(6,848)	(450)	$ (365,635)	$ (21,571)
Class I
Reinvestment of distributions	22	15	1,219	853
Shares redeemed	(31)	-	(1,613)	-
Net increase (decrease)	(9)	15	$ (394)	$ 853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	57	42	$ 3,232	$ 2,481
Shares redeemed	(90)	(103)	(5,174)	(6,114)
Net increase (decrease)	(33)	(61)	$ (1,942)	$ (3,633)
Class T
Shares sold	9,234	1,830	$ 527,973	$ 109,770
Reinvestment of distributions	288	120	16,389	7,117
Shares redeemed	(5,032)	(659)	(285,499)	(39,850)
Net increase (decrease)	4,490	1,291	$ 258,863	$ 77,037
Class C
Shares sold	-	1,840	$ -	$ 108,577
Reinvestment of distributions	90	87	5,084	5,180
Shares redeemed	(19)	(2,499)	(1,082)	(149,993)
Net increase (decrease)	71	(572)	$ 4,002	$ (36,236)
Income Replacement 2040
Shares sold	15,242	53,795	$ 879,029	$ 3,230,063
Reinvestment of distributions	4,639	3,039	263,836	181,300
Shares redeemed	(9,433)	(42,220)	(546,353)	(2,537,333)
Net increase (decrease)	10,448	14,614	$ 596,512	$ 874,030
Class I
Reinvestment of distributions	11	8	$ 621	$ 463
Shares redeemed	(18)	(3)	(992)	(206)
Net increase (decrease)	(7)	5	$ (371)	$ 257
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	48	2,072	$ 2,788	$ 125,907
Reinvestment of distributions	365	237	20,735	14,198
Shares redeemed	(1,766)	(1,453)	(102,340)	(86,993)
Net increase (decrease)	(1,353)	856	$ (78,817)	$ 53,112
Class T
Shares sold	7	700	$ 406	$ 41,128
Reinvestment of distributions	254	186	14,427	11,114
Shares redeemed	(970)	(125)	(56,388)	(7,570)
Net increase (decrease)	(709)	761	$ (41,555)	$ 44,672
Class C
Shares sold	5,320	4,023	$ 289,821	$ 245,084
Reinvestment of distributions	224	121	12,653	7,202
Shares redeemed	(5,250)	(578)	(299,116)	(33,711)
Net increase (decrease)	294	3,566	$ 3,358	$ 218,575
Income Replacement 2042
Shares sold	33,625	248,290	$ 1,903,282	$ 14,796,396
Reinvestment of distributions	17,582	13,448	1,000,062	803,603
Shares redeemed	(128,403)	(249,491)	(7,322,107)	(14,963,034)
Net increase (decrease)	(77,196)	12,247	$ (4,418,763)	$ 636,965
Class I
Shares sold	-	1,438	$ -	$ 86,458
Reinvestment of distributions	72	64	4,112	3,816
Shares redeemed	(737)	(911)	(42,414)	(55,927)
Net increase (decrease)	(665)	591	$ (38,302)	$ 34,347

A Amount represents less than one share.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	20%	10%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the management contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject. The Board noted that the comparisons for 2014 reflect a revised Total Mapped Group that includes only non-target date funds-of-funds that invest in affiliated funds.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-USAN-0316
1.848194.108
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments January 31, 2016 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class I

Semiannual Report

January 31, 2016

Each Class I is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.50	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.60	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 997.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 996.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 985.20	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 984.00	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 981.50	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 986.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 986.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 970.60	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 969.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 967.00	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 971.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 960.60	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 959.20	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 957.00	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 961.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 951.80	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 950.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 948.30	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 953.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 945.70	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 944.50	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 942.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 946.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 941.20	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 940.10	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 937.70	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 942.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 938.10	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 936.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 934.60	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 935.30	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 934.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 932.10	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 936.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 933.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 932.20	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 929.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 934.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 931.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 930.30	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 927.90	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 932.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 932.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 929.50	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 928.30	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 926.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 930.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 930.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 927.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 926.20	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 923.80	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 928.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 924.80	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 923.70	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 921.40	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio B	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period C August 1, 2015 to January 31, 2016
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 926.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 925.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.5	0.6
Fidelity Blue Chip Growth Fund	0.4	0.6
Fidelity Equity-Income Fund	0.6	0.9
Fidelity Large Cap Stock Fund	0.5	0.6
Fidelity Series 100 Index Fund	0.4	0.6
Fidelity Series Broad Market Opportunities Fund	0.7	1.0
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	3.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.0	0.4
Fidelity Strategic Real Return Fund	0.0	0.4
Fidelity Total Bond Fund	0.0	1.3
	0.0	2.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	91.6	77.9
Fidelity Short-Term Bond Fund	5.2	15.6
	96.8	93.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	3.2%
Investment Grade Fixed-Income Funds	0.0%
Short-Term Funds	96.8%

Six months ago
Domestic Equity Funds	4.4%
Investment Grade Fixed-Income Funds	2.1%
Short-Term Funds	93.5%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 3.2%
	Shares	Value
Domestic Equity Funds - 3.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	3,336	$ 55,882
Fidelity Blue Chip Growth Fund (b)	823	52,072
Fidelity Equity-Income Fund (b)	1,647	80,013
Fidelity Large Cap Stock Fund (b)	2,527	60,962
Fidelity Series 100 Index Fund (b)	4,087	52,072
Fidelity Series Broad Market Opportunities Fund (b)	6,878	92,714
Fidelity Series Small Cap Opportunities Fund (b)	674	7,620
TOTAL EQUITY FUNDS (Cost $340,995)		401,335
Short-Term Funds - 96.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	11,636,203	$ 11,636,203
Fidelity Short-Term Bond Fund (b)	77,269	662,967
TOTAL SHORT-TERM FUNDS (Cost $12,268,087)		12,299,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,609,082)		12,700,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161)
NET ASSETS - 100%		$ 12,700,344
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 52,219	$ 38,301	$ 24,470	$ 2,350	$ 55,882
Fidelity Blue Chip Growth Fund	48,850	36,402	24,815	19	52,072
Fidelity Equity-Income Fund	74,959	53,959	36,206	1,355	80,013
Fidelity Government Income Fund	35,374	10,317	45,336	167	-
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6,556,828	7,006,990	1,927,612	7,767	11,636,203
Fidelity Large Cap Stock Fund	56,430	40,336	26,325	458	60,962
Fidelity Series 100 Index Fund	48,850	33,406	26,624	1,185	52,072
Fidelity Series Broad Market Opportunities Fund	85,908	63,408	43,209	352	92,714
Fidelity Series Small Cap Opportunities Fund	7,580	6,027	4,506	29	7,620
Fidelity Short-Term Bond Fund	1,314,734	614,067	1,263,818	5,732	662,967
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	230	-
Fidelity Total Bond Fund	105,280	31,206	134,307	948	-
Total	$ 8,422,386	$ 7,944,603	$ 3,601,318	$ 20,592	$ 12,700,505
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $12,609,082) - See accompanying schedule		$ 12,700,505
Cash		3
Receivable for investments sold		62,806
Total assets		12,763,314

Liabilities
Payable for investments purchased	$ 37,851
Payable for fund shares redeemed	24,978
Distribution and service plan fees payable	141
Total liabilities		62,970

Net Assets		$ 12,700,344
Net Assets consist of:
Paid in capital		$ 12,596,825
Undistributed net investment income		1,503
Accumulated undistributed net realized gain (loss) on investments		10,593
Net unrealized appreciation (depreciation) on investments		91,423
Net Assets		$ 12,700,344
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($61,468 divided by 1,211.8 shares)		$ 50.72

Maximum offering price per share (100/94.25 of $50.72)		$ 53.81
Class T: Net Asset Value and redemption price per share ($93,345 divided by 1,843.8 shares)		$ 50.63

Maximum offering price per share (100/96.50 of $50.63)		$ 52.47
Class C: Net Asset Value and offering price per share ($104,984 divided by 2,097.6 shares)A		$ 50.05

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($12,424,958 divided by 245,030.6 shares)		$ 50.71

Class I: Net Asset Value, offering price and redemption price per share ($15,589 divided by 307.4 shares)		$ 50.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,592

Expenses
Distribution and service plan fees	$ 1,185
Independent trustees' compensation	21
Total expenses before reductions	1,206
Expense reductions	(21)	1,185
Net investment income (loss)		19,407
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,082
Capital gain distributions from underlying funds	14,113
Total net realized gain (loss)		33,195
Change in net unrealized appreciation (depreciation) on underlying funds		(84,253)
Net gain (loss)		(51,058)
Net increase (decrease) in net assets resulting from operations		$ (31,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,407	$ 22,501
Net realized gain (loss)	33,195	134,883
Change in net unrealized appreciation (depreciation)	(84,253)	(110,667)
Net increase (decrease) in net assets resulting from operations	(31,651)	46,717
Distributions to shareholders from net investment income	(18,507)	(22,389)
Distributions to shareholders from net realized gain	(57,438)	(140,708)
Total distributions	(75,945)	(163,097)
Share transactions - net increase (decrease)	4,385,951	3,544,235
Total increase (decrease) in net assets	4,278,355	3,427,855

Net Assets
Beginning of period	8,421,989	4,994,134
End of period (including undistributed net investment income of $1,503 and undistributed net investment income of $603, respectively)	$ 12,700,344	$ 8,421,989

Financial Highlights - Fidelity Income Replacement 2016 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.037	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	(.267)	.307	1.012	1.219	.842	3.054
Total from investment operations	(.230)	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.020)	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.320)	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 50.72	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnB, C, D	(.45)%	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14%A	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss) E	(.027)	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	(.251)	.303	1.006	1.225	.847	3.043
Total from investment operations	(.278)	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.002)	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.302)	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 50.63	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnB, C, D	(.54)%	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.11)%A	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss) E	(.153)	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	(.257)	.299	1.014	1.225	.837	3.055
Total from investment operations	(.410)	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.300)	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.05	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnB, C, D	(.81)%	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.60)%A	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rateF	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2016 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.099	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	(.253)	.300	1.007	1.229	.838	3.055
Total from investment operations	(.154)	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.30)%	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,425	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2016 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss) D	.100	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	(.264)	.310	1.007	1.228	.836	3.054
Total from investment operations	(.164)	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.086)	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(.300)	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(.386)	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 50.71	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnB, C	(.32)%	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.39%A	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rateE	68%A	64%	31%	40%	44%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.4	1.7
Fidelity Blue Chip Growth Fund	1.2	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.2	13.8
	17.0	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	46.9	40.4
Fidelity Short-Term Bond Fund	26.5	24.6
	73.4	65.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.0%
Short-Term Funds	73.4%

Six months ago
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,367	$ 73,148
Fidelity Blue Chip Growth Fund (b)	1,071	67,730
Fidelity Equity-Income Fund (b)	2,142	104,033
Fidelity Large Cap Stock Fund (b)	3,235	78,025
Fidelity Series 100 Index Fund (b)	5,316	67,730
Fidelity Series Broad Market Opportunities Fund (b)	8,883	119,746
Fidelity Series Small Cap Opportunities Fund (b)	910	10,295
TOTAL EQUITY FUNDS (Cost $426,663)		520,707
Fixed-Income Funds - 17.0%

Investment Grade Fixed-Income Funds - 17.0%
Fidelity Government Income Fund (b)	17,647	184,766
Fidelity Strategic Real Return Fund (b)	22,671	184,767
Fidelity Total Bond Fund (b)	53,815	553,757
TOTAL FIXED-INCOME FUNDS (Cost $945,722)		923,290
Short-Term Funds - 73.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,541,219	$ 2,541,219
Fidelity Short-Term Bond Fund (b)	167,035	1,433,158
TOTAL SHORT-TERM FUNDS (Cost $3,967,828)		3,974,377
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,340,213)		5,418,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(650)
NET ASSETS - 100%		$ 5,417,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 101,827	$ 26,084	$ 39,210	$ 103	$ 73,148
Fidelity Blue Chip Growth Fund	94,554	25,979	39,889	20	67,730
Fidelity Equity-Income Fund	144,861	36,973	57,956	2,108	104,033
Fidelity Government Income Fund	278,812	52,721	145,169	2,212	184,766
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,450,520	848,392	757,694	2,679	2,541,219
Fidelity Large Cap Stock Fund	109,101	27,360	44,024	688	78,025
Fidelity Series 100 Index Fund	94,554	20,535	42,019	1,675	67,730
Fidelity Series Broad Market Opportunities Fund	166,681	43,582	69,922	529	119,746
Fidelity Series Small Cap Opportunities Fund	14,547	3,638	5,537	47	10,295
Fidelity Short-Term Bond Fund	1,489,828	388,214	442,835	7,929	1,433,158
Fidelity Strategic Real Return Fund	278,813	51,178	127,175	2,630	184,767
Fidelity Total Bond Fund	837,043	160,794	420,863	11,697	553,757
Total	$ 6,061,141	$ 1,685,450	$ 2,192,293	$ 32,317	$ 5,418,374
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,340,213) - See accompanying schedule		$ 5,418,374
Cash		3
Receivable for investments sold		68,811
Total assets		5,487,188

Liabilities
Payable for investments purchased	$ 53,825
Payable for fund shares redeemed	15,001
Distribution and service plan fees payable	638
Total liabilities		69,464

Net Assets		$ 5,417,724
Net Assets consist of:
Paid in capital		$ 5,475,459
Undistributed net investment income		1,262
Accumulated undistributed net realized gain (loss) on investments		(137,158)
Net unrealized appreciation (depreciation) on investments		78,161
Net Assets		$ 5,417,724
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($519,827 divided by 9,641.2 shares)		$ 53.92

Maximum offering price per share (100/94.25 of $53.92)		$ 57.21
Class T: Net Asset Value and redemption price per share ($305,600 divided by 5,666.6 shares)		$ 53.93

Maximum offering price per share (100/96.50 of $53.93)		$ 55.89

Class C: Net Asset Value and offering price per share ($481,370 divided by 8,964.9 shares)A		$ 53.69

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,851,781 divided by 71,422.6 shares)		$ 53.93

Class I: Net Asset Value, offering price and redemption price per share ($259,146 divided by 4,804.7 shares)		$ 53.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,317

Expenses
Distribution and service plan fees	$ 4,005
Independent trustees' compensation	13
Total expenses before reductions	4,018
Expense reductions	(13)	4,005
Net investment income (loss)		28,312
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,352
Capital gain distributions from underlying funds	27,359
Total net realized gain (loss)		60,711
Change in net unrealized appreciation (depreciation) on underlying funds		(169,275)
Net gain (loss)		(108,564)
Net increase (decrease) in net assets resulting from operations		$ (80,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,312	$ 58,048
Net realized gain (loss)	60,711	198,431
Change in net unrealized appreciation (depreciation)	(169,275)	(126,215)
Net increase (decrease) in net assets resulting from operations	(80,252)	130,264
Distributions to shareholders from net investment income	(27,989)	(58,273)
Distributions to shareholders from net realized gain	(2,469)	(6,904)
Total distributions	(30,458)	(65,177)
Share transactions - net increase (decrease)	(531,916)	(1,203,751)
Total increase (decrease) in net assets	(642,626)	(1,138,664)

Net Assets
Beginning of period	6,060,350	7,199,014
End of period (including undistributed net investment income of $1,262 and undistributed net investment income of $939, respectively)	$ 5,417,724	$ 6,060,350

Financial Highlights - Fidelity Income Replacement 2018 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) E	.235	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	(1.047)	.583	2.080	2.135	.909	3.655
Total from investment operations	(.812)	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.234)	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.258)	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 53.92	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnB, C, D	(1.48)%	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.86%A	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) E	.167	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	(1.046)	.573	2.085	2.133	.909	3.664
Total from investment operations	(.879)	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.167)	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.191)	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnB, C, D	(1.60)%	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.61%A	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) E	.031	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	(1.045)	.574	2.073	2.129	.912	3.659
Total from investment operations	(1.014)	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.072)	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.096)	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 53.69	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnB, C, D	(1.85)%	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.11%A	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rateF	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2018 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	(1.048)	.582	2.081	2.135	.908	3.657
Total from investment operations	(.745)	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.93	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnB, C	(1.36)%	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2018 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) D	.303	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	(1.038)	.571	2.091	2.124	.915	3.668
Total from investment operations	(.735)	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.301)	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.024)	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.325)	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 53.94	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnB, C	(1.34)%	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.11%A	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rateE	59%A	56%	56%	41%	44%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	2.8	3.0
Fidelity Blue Chip Growth Fund	2.5	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	3.0	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.2	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	22.3	18.4
Fidelity Short-Term Bond Fund	18.9	18.5
	41.2	36.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.6%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.2%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	13,477	$ 225,734
Fidelity Blue Chip Growth Fund (b)	3,308	209,257
Fidelity Equity-Income Fund (b)	6,632	322,124
Fidelity Large Cap Stock Fund (b)	10,042	242,211
Fidelity Series 100 Index Fund (b)	16,425	209,257
Fidelity Series Broad Market Opportunities Fund (b)	27,502	370,730
Fidelity Series Small Cap Opportunities Fund (b)	2,841	32,130
TOTAL EQUITY FUNDS (Cost $1,237,040)		1,611,443
Fixed-Income Funds - 39.2%

Investment Grade Fixed-Income Funds - 39.2%
Fidelity Government Income Fund (b)	61,769	646,718
Fidelity Strategic Real Return Fund (b)	79,352	646,719
Fidelity Total Bond Fund (b)	188,547	1,940,151
TOTAL FIXED-INCOME FUNDS (Cost $3,340,255)		3,233,588
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,838,822	$ 1,838,822
Fidelity Short-Term Bond Fund (b)	181,188	1,554,595
TOTAL SHORT-TERM FUNDS (Cost $3,380,382)		3,393,417
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,677)		8,238,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,086)
NET ASSETS - 100%		$ 8,237,362
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 72,232	$ 3,370	$ 70,817	$ 146	$ -
Fidelity Advisor Mid Cap II Fund Class I	260,741	70,289	58,202	313	225,734
Fidelity Blue Chip Growth Fund	242,243	63,457	58,165	88	209,257
Fidelity Equity-Income Fund	372,613	89,779	80,927	6,156	322,124
Fidelity Government Income Fund	724,966	104,354	179,467	6,694	646,718
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,624,121	461,975	247,274	1,848	1,838,822
Fidelity Large Cap Stock Fund	279,240	71,832	65,001	2,084	242,211
Fidelity Series 100 Index Fund	242,243	44,468	60,272	5,095	209,257
Fidelity Series Broad Market Opportunities Fund	428,109	107,759	102,561	1,607	370,730
Fidelity Series Small Cap Opportunities Fund	36,997	10,935	8,880	137	32,130
Fidelity Short-Term Bond Fund	1,625,227	290,458	358,651	9,038	1,554,595
Fidelity Strategic Real Return Fund	724,966	107,933	132,226	7,758	646,719
Fidelity Total Bond Fund	2,174,016	301,629	467,432	35,106	1,940,151
Total	$ 8,807,714	$ 1,728,238	$ 1,889,875	$ 76,070	$ 8,238,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,957,677) - See accompanying schedule		$ 8,238,448
Cash		5
Receivable for investments sold		123,172
Total assets		8,361,625

Liabilities
Payable for investments purchased	$ 123,184
Distribution and service plan fees payable	1,079
Total liabilities		124,263

Net Assets		$ 8,237,362
Net Assets consist of:
Paid in capital		$ 7,959,050
Undistributed net investment income		2,555
Accumulated undistributed net realized gain (loss) on investments		(5,014)
Net unrealized appreciation (depreciation) on investments		280,771
Net Assets		$ 8,237,362
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,190,488 divided by 22,497 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($192,824 divided by 3,643 shares)		$ 52.93

Maximum offering price per share (100/96.50 of $52.93)		$ 54.85
Class C:
Net Asset Value and offering price per share ($901,681 divided by 17,080 shares)A		$ 52.79

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($5,771,480 divided by 109,054 shares)		$ 52.92

Class I:
Net Asset Value, offering price and redemption price per share ($180,889 divided by 3,418 shares)		$ 52.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 76,070

Expenses
Distribution and service plan fees	$ 6,197
Independent trustees' compensation	19
Total expenses before reductions	6,216
Expense reductions	(19)	6,197
Net investment income (loss)		69,873
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	16,209
Capital gain distributions from underlying funds	81,021
Total net realized gain (loss)		97,230
Change in net unrealized appreciation (depreciation) on underlying funds		(423,841)
Net gain (loss)		(326,611)
Net increase (decrease) in net assets resulting from operations		$ (256,738)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,873	$ 115,657
Net realized gain (loss)	97,230	196,673
Change in net unrealized appreciation (depreciation)	(423,841)	(54,444)
Net increase (decrease) in net assets resulting from operations	(256,738)	257,886
Distributions to shareholders from net investment income	(69,140)	(115,567)
Distributions to shareholders from net realized gain	(191,220)	(102,328)
Total distributions	(260,360)	(217,895)
Share transactions - net increase (decrease)	(52,248)	157,956
Total increase (decrease) in net assets	(569,346)	197,947

Net Assets
Beginning of period	8,806,708	8,608,761
End of period (including undistributed net investment income of $2,555 and undistributed net investment income of $1,822, respectively)	$ 8,237,362	$ 8,806,708

Financial Highlights - Fidelity Income Replacement 2020 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.405	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	(2.038)	.871	2.766	3.157	.884	4.128
Total from investment operations	(1.633)	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.399)	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.597)	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(2.94)%	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) E	.338	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	(2.038)	.871	2.770	3.145	.885	4.135
Total from investment operations	(1.700)	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.332)	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.530)	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 52.93	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnB, C, D	(3.06)%	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.24%A	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) E	.201	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	(2.033)	.862	2.759	3.151	.876	4.132
Total from investment operations	(1.832)	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.200)	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.398)	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 52.79	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnB, C, D	(3.30)%	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rateF	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2020 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	(2.038)	.866	2.762	3.160	.874	4.138
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,771	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2020 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) D	.474	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	(2.038)	.868	2.761	3.160	.874	4.141
Total from investment operations	(1.564)	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.468)	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(1.198)	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.666)	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 52.92	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnB, C	(2.81)%	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.74%A	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rateE	40%A	41%	25%	44%	35%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.7	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.2	5.6
Fidelity Large Cap Stock Fund	3.9	4.2
Fidelity Series 100 Index Fund	3.4	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	26.1	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.0
Fidelity Strategic Real Return Fund	8.2	8.0
Fidelity Total Bond Fund	24.6	23.9
	41.0	39.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	15.3	14.4
Fidelity Short-Term Bond Fund	15.2	14.4
	30.5	28.8

Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	26.1%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.0%
Short-Term Funds	30.5%

Six months ago
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 26.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	30,324	$ 507,919
Fidelity Blue Chip Growth Fund (b)	7,460	471,837
Fidelity Equity-Income Fund (b)	14,943	725,796
Fidelity Large Cap Stock Fund (b)	22,554	544,000
Fidelity Series 100 Index Fund (b)	37,036	471,837
Fidelity Series Broad Market Opportunities Fund (b)	61,872	834,041
Fidelity Series Small Cap Opportunities Fund (b)	6,380	72,163
TOTAL DOMESTIC EQUITY FUNDS		3,627,593
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Class I (b)	9,171	335,837
TOTAL EQUITY FUNDS (Cost $3,895,284)		3,963,430
Fixed-Income Funds - 41.0%

Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund (b)	108,555	1,136,571
Fidelity Strategic Real Return Fund (b)	139,457	1,136,572
Fidelity Total Bond Fund (b)	331,766	3,413,877
TOTAL FIXED-INCOME FUNDS (Cost $5,963,786)		5,687,020
Short-Term Funds - 30.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,113,552	$ 2,113,552
Fidelity Short-Term Bond Fund (b)	246,335	2,113,551
TOTAL SHORT-TERM FUNDS (Cost $4,226,709)		4,227,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,085,779)		13,877,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 13,877,373
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 395,796	$ 64,683	$ 74,545	$ 3,802	$ 335,837
Fidelity Advisor Mid Cap II Fund Class I	578,814	136,607	104,094	688	507,919
Fidelity Blue Chip Growth Fund	538,640	126,010	108,212	196	471,837
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	-
Fidelity Equity-Income Fund	827,303	176,496	147,600	13,460	725,796
Fidelity Government Income Fund	1,188,875	168,535	216,639	11,088	1,136,571
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,142,654	283,823	312,925	2,309	2,113,552
Fidelity Large Cap Stock Fund	620,477	137,550	117,177	4,596	544,000
Fidelity Series 100 Index Fund	538,639	83,932	112,451	11,230	471,837
Fidelity Series Broad Market Opportunities Fund	952,291	206,793	186,796	3,531	834,041
Fidelity Series Small Cap Opportunities Fund	83,325	21,547	17,466	301	72,163
Fidelity Short-Term Bond Fund	2,142,654	297,027	323,537	11,676	2,113,551
Fidelity Strategic Income Fund	59,518	3,064	60,964	46	-
Fidelity Strategic Real Return Fund	1,188,876	186,910	151,050	12,511	1,136,572
Fidelity Total Bond Fund	3,562,162	511,347	548,281	58,036	3,413,877
Total	$ 14,879,542	$ 2,407,449	$ 2,541,787	$ 134,045	$ 13,877,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,085,779) - See accompanying schedule		$ 13,877,553
Receivable for investments sold		157,612
Total assets		14,035,165

Liabilities
Payable for investments purchased	$ 157,623
Distribution and service plan fees payable	169
Total liabilities		157,792

Net Assets		$ 13,877,373
Net Assets consist of:
Paid in capital		$ 14,198,076
Undistributed net investment income		4,612
Accumulated undistributed net realized gain (loss) on investments		(117,089)
Net unrealized appreciation (depreciation) on investments		(208,226)
Net Assets		$ 13,877,373
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($411,263 divided by 7,370.14 shares)		$ 55.80

Maximum offering price per share (100/94.25 of $55.80)		$ 59.20
Class T:
Net Asset Value and redemption price per share ($85,838 divided by 1,536.86 shares)		$ 55.85

Maximum offering price per share (100/96.50 of $55.85)		$ 57.88

Class C:
Net Asset Value and offering price per share ($57,290 divided by 1,028.45 shares)A		$ 55.71

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($13,199,092 divided by 236,555.17 shares)		$ 55.80

Class I:
Net Asset Value, offering price and redemption price per share ($123,890 divided by 2,220.98 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,045

Expenses
Distribution and service plan fees	$ 1,038
Independent trustees' compensation	31
Total expenses before reductions	1,069
Expense reductions	(31)	1,038
Net investment income (loss)		133,007
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(36,241)
Capital gain distributions from underlying funds	166,712
Total net realized gain (loss)		130,471
Change in net unrealized appreciation (depreciation) on underlying funds		(830,943)
Net gain (loss)		(700,472)
Net increase (decrease) in net assets resulting from operations		$ (567,465)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,007	$ 186,194
Net realized gain (loss)	130,471	229,701
Change in net unrealized appreciation (depreciation)	(830,943)	49,031
Net increase (decrease) in net assets resulting from operations	(567,465)	464,926
Distributions to shareholders from net investment income	(131,836)	(184,980)
Distributions to shareholders from net realized gain	(12,857)	(27,297)
Total distributions	(144,693)	(212,277)
Share transactions - net increase (decrease)	(289,801)	4,022,585
Total increase (decrease) in net assets	(1,001,959)	4,275,234

Net Assets
Beginning of period	14,879,332	10,604,098
End of period (including undistributed net investment income of $4,612 and undistributed net investment income of $3,441, respectively)	$ 13,877,373	$ 14,879,332

Financial Highlights - Fidelity Income Replacement 2022 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.459	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	(2.762)	1.311	3.351	3.933	.842	4.431
Total from investment operations	(2.303)	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.456)	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.507)	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnB, C, D	(3.94)%	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.61%A	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) E	.387	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	(2.770)	1.318	3.339	3.958	.871	4.434
Total from investment operations	(2.383)	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.386)	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.437)	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 55.85	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnB, C, D	(4.08)%	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.49% H	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.49% H	.50%	.50%
Net investment income (loss)	1.35%A	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) E	.244	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	(2.767)	1.323	3.354	3.919	.845	4.434
Total from investment operations	(2.523)	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.246)	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.297)	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 55.71	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnB, C, D	(4.30)%	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.01%H	.99%H	1.00%	1.00%	1.00%
Net investment income (loss)	.85%A	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rateF	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2022 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.530	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	(2.761)	1.313	3.358	3.922	.849	4.438
Total from investment operations	(2.231)	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.80	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnB, C	(3.82)%	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,199	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2022 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) D	.527	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	(2.758)	1.314	3.343	3.921	.850	4.428
Total from investment operations	(2.231)	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.528)	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.051)	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.579)	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 55.78	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnB, C	(3.82)%	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%A	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rateE	33%A	33%	26%	38%	43%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.5	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.5	6.7
Fidelity Large Cap Stock Fund	4.9	5.0
Fidelity Series 100 Index Fund	4.2	4.4
Fidelity Series Broad Market Opportunities Fund	7.4	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	32.3	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.4	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.4	22.0
	37.3	36.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	12.3	11.8
Fidelity Short-Term Bond Fund	12.3	11.8
	24.6	23.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	32.3%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.3%
Short-Term Funds	24.6%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.6%

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 32.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,352	$ 424,643
Fidelity Blue Chip Growth Fund (b)	6,238	394,580
Fidelity Equity-Income Fund (b)	12,495	606,901
Fidelity Large Cap Stock Fund (b)	18,891	455,645
Fidelity Series 100 Index Fund (b)	30,972	394,580
Fidelity Series Broad Market Opportunities Fund (b)	51,783	698,030
Fidelity Series Small Cap Opportunities Fund (b)	5,399	61,066
TOTAL DOMESTIC EQUITY FUNDS		3,035,445
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Class I (b)	8,671	317,543
TOTAL EQUITY FUNDS (Cost $3,364,984)		3,352,988
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	12,569	110,858
Fidelity Strategic Income Fund (b)	11,064	110,858
TOTAL HIGH YIELD FIXED-INCOME FUNDS		221,716

	Shares	Value
Investment Grade Fixed-Income Funds - 37.3%
Fidelity Government Income Fund (b)	66,939	$ 700,848
Fidelity Strategic Real Return Fund (b)	85,994	700,849
Fidelity Total Bond Fund (b)	204,603	2,105,360
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,507,057
TOTAL FIXED-INCOME FUNDS (Cost $3,901,354)		3,728,773
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,156,494	1,156,494
Fidelity Short-Term Bond Fund (b)	134,789	1,156,494
TOTAL SHORT-TERM FUNDS (Cost $2,312,432)		2,312,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,578,770)		9,394,749
NET OTHER ASSETS (LIABILITIES) - 0.0%		(282)
NET ASSETS - 100%		$ 9,394,467
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 367,365	$ 72,792	$ 74,404	$ 3,599	$ 317,543
Fidelity Advisor Mid Cap II Fund Class I	478,287	127,790	93,024	583	424,643
Fidelity Blue Chip Growth Fund	444,705	116,734	95,149	157	394,580
Fidelity Capital & Income Fund	131,274	18,417	26,028	2,550	110,858
Fidelity Equity-Income Fund	683,848	165,274	130,461	11,201	606,901
Fidelity Government Income Fund	745,923	133,592	176,282	6,897	700,848
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,198,769	200,503	242,779	1,272	1,156,494
Fidelity Large Cap Stock Fund	512,886	130,290	104,342	3,857	455,645
Fidelity Series 100 Index Fund	444,705	84,697	100,102	9,511	394,580
Fidelity Series Broad Market Opportunities Fund	786,629	196,731	166,051	2,991	698,030
Fidelity Series Small Cap Opportunities Fund	68,181	19,410	13,651	249	61,066
Fidelity Short-Term Bond Fund	1,198,769	206,438	247,250	6,442	1,156,494
Fidelity Strategic Income Fund	131,274	17,977	31,056	1,466	110,858
Fidelity Strategic Real Return Fund	745,924	141,979	131,542	7,653	700,849
Fidelity Total Bond Fund	2,237,771	399,409	462,447	36,022	2,105,360
Total	$ 10,176,310	$ 2,032,033	$ 2,094,568	$ 94,450	$ 9,394,749
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,578,770) - See accompanying schedule		$ 9,394,749
Cash		5
Receivable for investments sold		129,379
Total assets		9,524,133

Liabilities
Payable for investments purchased	$ 129,387
Distribution and service plan fees payable	279
Total liabilities		129,666

Net Assets		$ 9,394,467
Net Assets consist of:
Paid in capital		$ 9,564,056
Undistributed net investment income		2,965
Accumulated undistributed net realized gain (loss) on investments		11,467
Net unrealized appreciation (depreciation) on investments		(184,021)
Net Assets		$ 9,394,467
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($395,951 divided by 7,198.93 shares)		$ 55.00

Maximum offering price per share (100/94.25 of $55.00)		$ 58.36
Class T:
Net Asset Value and redemption price per share ($149,831 divided by 2,724.63 shares)		$ 54.99

Maximum offering price per share (100/96.50 of $54.99)		$ 56.98

Class C:
Net Asset Value and offering price per share ($149,244 divided by 2,723.19 shares)A		$ 54.80

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($8,644,997 divided by 157,188.61 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($54,444 divided by 990.02 shares)		$ 54.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,450

Expenses
Distribution and service plan fees	$ 2,037
Independent trustees' compensation	21
Total expenses before reductions	2,058
Expense reductions	(21)	2,037
Net investment income (loss)		92,413
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44,113)
Capital gain distributions from underlying funds	132,262
Total net realized gain (loss)		88,149
Change in net unrealized appreciation (depreciation) on underlying funds		(674,213)
Net gain (loss)		(586,064)
Net increase (decrease) in net assets resulting from operations		$ (493,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,413	$ 122,117
Net realized gain (loss)	88,149	174,906
Change in net unrealized appreciation (depreciation)	(674,213)	40,024
Net increase (decrease) in net assets resulting from operations	(493,651)	337,047
Distributions to shareholders from net investment income	(91,525)	(121,535)
Distributions to shareholders from net realized gain	(167,848)	(88,369)
Total distributions	(259,373)	(209,904)
Share transactions - net increase (decrease)	(28,433)	2,634,529
Total increase (decrease) in net assets	(781,457)	2,761,672

Net Assets
Beginning of period	10,175,924	7,414,252
End of period (including undistributed net investment income of $2,965 and undistributed net investment income of $2,077, respectively)	$ 9,394,467	$ 10,175,924

Financial Highlights - Fidelity Income Replacement 2024 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) E	.480	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	(3.306)	1.623	3.808	4.571	.771	4.667
Total from investment operations	(2.826)	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.471)	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.454)	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnB, C, D	(4.82)%	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.68%A	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) E	.412	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	(3.312)	1.631	3.796	4.576	.769	4.672
Total from investment operations	(2.900)	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.397)	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.380)	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnB, C, D	(4.94)%	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.44%A	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) E	.265	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	(3.293)	1.618	3.791	4.564	.761	4.668
Total from investment operations	(3.028)	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.259)	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.242)	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 54.80	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnB, C, D	(5.17)%	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.93%A	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rateF	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2024 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.550	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	(3.305)	1.628	3.805	4.563	.775	4.668
Total from investment operations	(2.755)	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 55.00	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnB, C	(4.70)%	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,645	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2024 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) D	.551	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	(3.306)	1.630	3.798	4.573	.763	4.671
Total from investment operations	(2.755)	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.542)	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.983)	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.525)	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 54.99	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnB,C	(4.70)%	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.93%A	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rateE	42%A	29%	30%	49%	65%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.2	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.4	7.6
Fidelity Large Cap Stock Fund	5.6	5.7
Fidelity Series 100 Index Fund	4.8	4.9
Fidelity Series Broad Market Opportunities Fund	8.5	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	37.0	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.3	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	20.9	20.6
	34.9	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	10.3	9.9
Fidelity Short-Term Bond Fund	10.3	10.0
	20.6	19.9
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.0%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	20.6%

Six months ago
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.3%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	24,994	$ 418,648
Fidelity Blue Chip Growth Fund (b)	6,145	388,686
Fidelity Equity-Income Fund (b)	12,321	598,415
Fidelity Large Cap Stock Fund (b)	18,599	448,609
Fidelity Series 100 Index Fund (b)	30,509	388,686
Fidelity Series Broad Market Opportunities Fund (b)	51,061	688,299
Fidelity Series Small Cap Opportunities Fund (b)	5,298	59,922
TOTAL DOMESTIC EQUITY FUNDS		2,991,265
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Class I (b)	9,553	349,818
TOTAL EQUITY FUNDS (Cost $3,409,513)		3,341,083
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	14,690	129,562
Fidelity Strategic Income Fund (b)	12,930	129,562
TOTAL HIGH YIELD FIXED-INCOME FUNDS		259,124

	Shares	Value
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Government Income Fund (b)	53,984	$ 565,215
Fidelity Strategic Real Return Fund (b)	69,352	565,215
Fidelity Total Bond Fund (b)	164,628	1,694,023
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,824,453
TOTAL FIXED-INCOME FUNDS (Cost $3,225,232)		3,083,577
Short-Term Funds - 20.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	836,236	836,236
Fidelity Short-Term Bond Fund (b)	97,492	836,485
TOTAL SHORT-TERM FUNDS (Cost $1,672,378)		1,672,721
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,307,123)		8,097,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474)
NET ASSETS - 100%		$ 8,096,907
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 332,852	$ 115,123	$ 50,825	$ 3,821	$ 349,818
Fidelity Advisor Mid Cap II Fund Class I	388,572	161,307	51,571	549	418,648
Fidelity Blue Chip Growth Fund	360,712	148,119	57,228	139	388,686
Fidelity Capital & Income Fund	123,170	36,201	16,382	2,733	129,562
Fidelity Equity-Income Fund	554,998	221,971	80,010	10,491	598,415
Fidelity Government Income Fund	503,677	162,781	99,502	5,253	565,215
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	729,489	225,220	118,473	872	836,236
Fidelity Large Cap Stock Fund	416,432	169,489	63,782	3,668	448,609
Fidelity Series 100 Index Fund	360,712	119,836	62,963	9,021	388,686
Fidelity Series Broad Market Opportunities Fund	638,577	254,990	100,081	2,817	688,299
Fidelity Series Small Cap Opportunities Fund	55,720	22,637	7,056	227	59,922
Fidelity Short-Term Bond Fund	729,489	229,207	121,306	4,412	836,485
Fidelity Strategic Income Fund	123,170	34,227	20,154	1,628	129,562
Fidelity Strategic Real Return Fund	503,677	170,552	67,826	5,959	565,215
Fidelity Total Bond Fund	1,510,297	482,127	246,579	27,342	1,694,023
Total	$ 7,331,544	$ 2,553,787	$ 1,163,738	$ 78,932	$ 8,097,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,307,123) - See accompanying schedule		$ 8,097,381
Receivable for investments sold		122,204
Total assets		8,219,585

Liabilities
Payable for investments purchased	$ 119,800
Payable for fund shares redeemed	2,418
Distribution and service plan fees payable	460
Total liabilities		122,678

Net Assets		$ 8,096,907
Net Assets consist of:
Paid in capital		$ 8,328,059
Undistributed net investment income		2,380
Accumulated undistributed net realized gain (loss) on investments		(23,790)
Net unrealized appreciation (depreciation) on investments		(209,742)
Net Assets		$ 8,096,907

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($554,399 divided by 9,860.74 shares)		$ 56.22

Maximum offering price per share (100/94.25 of $56.22)		$ 59.65
Class T:
Net Asset Value and redemption price per share ($300,567 divided by 5,342.66 shares)		$ 56.26

Maximum offering price per share (100/96.50 of $56.26)		$ 58.30
Class C:
Net Asset Value and offering price per share ($239,155 divided by 4,269.46 shares)A		$ 56.02

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,974,725 divided by 124,034.03 shares)		$ 56.23

Class I:
Net Asset Value, offering price and redemption price per share ($28,061 divided by 499.01 shares)		$ 56.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 78,932

Expenses
Distribution and service plan fees	$ 2,508
Independent trustees' compensation	16
Total expenses before reductions	2,524
Expense reductions	(16)	2,508
Net investment income (loss)		76,424
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,416)
Capital gain distributions from underlying funds	120,366
Total net realized gain (loss)		88,950
Change in net unrealized appreciation (depreciation) on underlying funds		(592,117)
Net gain (loss)		(503,167)
Net increase (decrease) in net assets resulting from operations		$ (426,743)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,424	$ 83,946
Net realized gain (loss)	88,950	126,309
Change in net unrealized appreciation (depreciation)	(592,117)	58,449
Net increase (decrease) in net assets resulting from operations	(426,743)	268,704
Distributions to shareholders from net investment income	(75,436)	(83,375)
Distributions to shareholders from net realized gain	(79,217)	(13,020)
Total distributions	(154,653)	(96,395)
Share transactions - net increase (decrease)	1,347,138	2,853,441
Total increase (decrease) in net assets	765,742	3,025,750

Net Assets
Beginning of period	7,331,165	4,305,415
End of period (including undistributed net investment income of $2,380 and undistributed net investment income of $1,392, respectively)	$ 8,096,907	$ 7,331,165

Financial Highlights - Fidelity Income Replacement 2026 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) E	.510	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	(3.775)	1.910	4.084	4.920	.712	4.846
Total from investment operations	(3.265)	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.485)	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.085)	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 56.22	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C, D	(5.43)%	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) E	.437	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	(3.773)	1.910	4.098	4.911	.713	4.851
Total from investment operations	(3.336)	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.414)	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.014)	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 56.26	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnB, C, D	(5.55)%	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) E	.286	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	(3.749)	1.899	4.086	4.915	.730	4.848
Total from investment operations	(3.463)	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.317)	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.917)	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 56.02	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnB, C, D	(5.77)%	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rateF	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2026 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.581	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	(3.772)	1.909	4.094	4.914	.711	4.844
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,975	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2026 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) D	.583	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	(3.774)	1.908	4.095	4.915	.712	4.852
Total from investment operations	(3.191)	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.559)	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.600)	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(1.159)	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 56.23	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnB, C	(5.31)%	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rateE	29%A	35%	27%	45%	60%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.6	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	8.0	8.1
Fidelity Large Cap Stock Fund	6.0	6.1
Fidelity Series 100 Index Fund	5.2	5.3
Fidelity Series Broad Market Opportunities Fund	9.3	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.1	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.2	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.8	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.7	19.5
	32.9	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.8
	18.0	17.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.1%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.8%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.3%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Advisor Mid Cap II Fund Class I (b)	99,956	$ 1,674,258
Fidelity Blue Chip Growth Fund (b)	24,586	1,555,093
Fidelity Equity-Income Fund (b)	49,253	2,392,222
Fidelity Large Cap Stock Fund (b)	74,354	1,793,422
Fidelity Series 100 Index Fund (b)	122,064	1,555,093
Fidelity Series Broad Market Opportunities Fund (b)	203,985	2,749,715
Fidelity Series Small Cap Opportunities Fund (b)	21,072	238,328
TOTAL DOMESTIC EQUITY FUNDS		11,958,131
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Class I (b)	42,222	1,546,156
TOTAL EQUITY FUNDS (Cost $13,871,935)		13,504,287
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund (b)	64,176	566,030
Fidelity Strategic Income Fund (b)	56,490	566,030
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,132,060

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund (b)	186,941	$ 1,957,272
Fidelity Strategic Real Return Fund (b)	240,156	1,957,273
Fidelity Total Bond Fund (b)	570,633	5,871,817
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,786,362
TOTAL FIXED-INCOME FUNDS (Cost $11,437,454)		10,918,422
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	2,684,175	2,684,175
Fidelity Short-Term Bond Fund (b)	312,841	2,684,174
TOTAL SHORT-TERM FUNDS (Cost $5,364,723)		5,368,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,674,112)		29,791,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		(559)
NET ASSETS - 100%		$ 29,790,499
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,500,968	$ 499,507	$ 242,733	$ 17,067	$ 1,546,156
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	675,805	263,073	2,226	1,674,258
Fidelity Blue Chip Growth Fund	1,470,393	599,243	260,444	558	1,555,093
Fidelity Capital & Income Fund	544,796	161,671	81,306	11,919	566,030
Fidelity Equity-Income Fund	2,262,570	903,069	372,632	41,672	2,392,222
Fidelity Government Income Fund	1,806,721	593,502	437,503	18,456	1,957,272
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	2,429,345	749,617	494,787	2,837	2,684,175
Fidelity Large Cap Stock Fund	1,695,538	700,587	303,008	14,799	1,793,422
Fidelity Series 100 Index Fund	1,470,393	497,395	292,709	36,631	1,555,093
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,055,608	478,741	11,422	2,749,715
Fidelity Series Small Cap Opportunities Fund	225,145	99,879	40,606	914	238,328
Fidelity Short-Term Bond Fund	2,429,345	777,917	519,860	14,318	2,684,174
Fidelity Strategic Income Fund	544,796	162,072	106,974	7,037	566,030
Fidelity Strategic Real Return Fund	1,806,721	625,985	330,727	20,335	1,957,273
Fidelity Total Bond Fund	5,422,944	1,790,119	1,159,286	95,737	5,871,817
Total	$ 27,795,708	$ 9,891,976	$ 5,384,389	$ 295,928	$ 29,791,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $30,674,112) - See accompanying schedule		$ 29,791,058
Cash		2
Receivable for investments sold		473,583
Receivable for fund shares sold		245
Total assets		30,264,888

Liabilities
Payable for investments purchased	$ 473,856
Distribution and service plan fees payable	533
Total liabilities		474,389

Net Assets		$ 29,790,499
Net Assets consist of:
Paid in capital		$ 30,547,820
Undistributed net investment income		8,452
Accumulated undistributed net realized gain (loss) on investments		117,281
Net unrealized appreciation (depreciation) on investments		(883,054)
Net Assets		$ 29,790,499

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($522,367 divided by 9,221 shares)		$ 56.65

Maximum offering price per share (100/94.25 of $56.65)		$ 60.11
Class T:
Net Asset Value and redemption price per share ($405,816 divided by 7,164 shares)		$ 56.65

Maximum offering price per share (100/96.50 of $56.65)		$ 58.70
Class C:
Net Asset Value and offering price per share ($233,160 divided by 4,131 shares)A		$ 56.44

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($28,571,538 divided by 504,388 shares)		$ 56.65

Class I:
Net Asset Value, offering price and redemption price per share ($57,618 divided by 1,017 shares)		$ 56.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 295,928

Expenses
Distribution and service plan fees	$ 3,368
Independent trustees' compensation	61
Total expenses before reductions	3,429
Expense reductions	(61)	3,368
Net investment income (loss)		292,560
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(127,741)
Capital gain distributions from underlying funds	477,131
Total net realized gain (loss)		349,390
Change in net unrealized appreciation (depreciation) on underlying funds		(2,381,474)
Net gain (loss)		(2,032,084)
Net increase (decrease) in net assets resulting from operations		$ (1,739,524)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,560	$ 376,577
Net realized gain (loss)	349,390	652,225
Change in net unrealized appreciation (depreciation)	(2,381,474)	231,116
Net increase (decrease) in net assets resulting from operations	(1,739,524)	1,259,918
Distributions to shareholders from net investment income	(289,694)	(375,378)
Distributions to shareholders from net realized gain	(478,870)	(62,223)
Total distributions	(768,564)	(437,601)
Share transactions - net increase (decrease)	4,503,364	4,041,930
Total increase (decrease) in net assets	1,995,276	4,864,247

Net Assets
Beginning of period	27,795,223	22,930,976
End of period (including undistributed net investment income of $8,452 and undistributed net investment income of $5,586, respectively)	$ 29,790,499	$ 27,795,223

Financial Highlights - Fidelity Income Replacement 2028 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) E	.525	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	(4.113)	2.089	4.363	5.348	.666	4.972
Total from investment operations	(3.588)	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.499)	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.472)	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnB, C, D	(5.88)%	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) E	.450	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	(4.111)	2.087	4.379	5.346	.678	4.975
Total from investment operations	(3.661)	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.426)	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.399)	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnB, C, D	(5.99)%	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53%A	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.300	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	(4.097)	2.081	4.369	5.346	.662	4.974
Total from investment operations	(3.797)	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.310)	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.283)	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 56.44	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnB, C, D	(6.23)%	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03%A	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rateF	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2028 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.596	.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	(4.106)	2.088	4.376	5.340	.680	4.965
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,572	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2028 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) D	.612	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	(4.122)	2.092	4.379	5.332	.678	4.967
Total from investment operations	(3.510)	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.577)	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.973)	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.550)	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 56.65	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnB, C	(5.75)%	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rateE	37%A	28%	18%	34%	46%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.9	6.0
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Equity-Income Fund	8.4	8.5
Fidelity Large Cap Stock Fund	6.3	6.4
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series Broad Market Opportunities Fund	9.7	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.0	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	18.8	18.5
	31.3	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	8.2	8.0
Fidelity Short-Term Bond Fund	8.1	8.0
	16.3	16.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.2%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.3%
Short-Term Funds	16.3%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	52,538	$ 880,010
Fidelity Blue Chip Growth Fund (b)	12,923	817,365
Fidelity Equity-Income Fund (b)	25,888	1,257,370
Fidelity Large Cap Stock Fund (b)	39,082	942,655
Fidelity Series 100 Index Fund (b)	64,157	817,365
Fidelity Series Broad Market Opportunities Fund (b)	107,329	1,446,796
Fidelity Series Small Cap Opportunities Fund (b)	11,078	125,290
TOTAL DOMESTIC EQUITY FUNDS		6,286,851
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Class I (b)	24,438	894,926
TOTAL EQUITY FUNDS (Cost $6,994,495)		7,181,777
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (b)	35,682	314,715
Fidelity Strategic Income Fund (b)	31,409	314,715
TOTAL HIGH YIELD FIXED-INCOME FUNDS		629,430

	Shares	Value
Investment Grade Fixed-Income Funds - 31.3%
Fidelity Government Income Fund (b)	89,179	$ 933,705
Fidelity Strategic Real Return Fund (b)	114,565	933,706
Fidelity Total Bond Fund (b)	272,072	2,799,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,667,035
TOTAL FIXED-INCOME FUNDS (Cost $5,543,029)		5,296,465
Short-Term Funds - 16.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,218,590	1,218,590
Fidelity Short-Term Bond Fund (b)	142,027	1,218,590
TOTAL SHORT-TERM FUNDS (Cost $2,432,950)		2,437,180
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,970,474)		14,915,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(360)
NET ASSETS - 100%		$ 14,915,062
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,101,274	$ 109,397	$ 176,682	$ 10,409	$ 894,926
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	178,312	171,752	1,222	880,010
Fidelity Blue Chip Growth Fund	982,265	158,157	171,658	342	817,365
Fidelity Capital & Income Fund	383,670	24,848	57,351	7,325	314,715
Fidelity Equity-Income Fund	1,511,587	211,166	231,172	23,866	1,257,370
Fidelity Government Income Fund	1,099,498	100,053	261,723	9,630	933,705
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,420,999	104,152	306,561	1,421	1,218,590
Fidelity Large Cap Stock Fund	1,133,246	177,057	193,541	8,210	942,655
Fidelity Series 100 Index Fund	982,265	88,696	183,506	19,662	817,365
Fidelity Series Broad Market Opportunities Fund	1,738,947	265,911	309,110	6,271	1,446,796
Fidelity Series Small Cap Opportunities Fund	150,981	27,998	26,401	535	125,290
Fidelity Short-Term Bond Fund	1,420,999	109,885	310,618	7,213	1,218,590
Fidelity Strategic Income Fund	383,670	25,327	73,362	4,119	314,715
Fidelity Strategic Real Return Fund	1,099,498	109,583	197,683	11,050	933,706
Fidelity Total Bond Fund	3,294,939	289,869	686,953	50,560	2,799,624
Total	$ 17,762,482	$ 1,980,411	$ 3,358,073	$ 161,835	$ 14,915,422
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $14,970,474) - See accompanying schedule		$ 14,915,422
Cash		3
Receivable for investments sold		262,680
Total assets		15,178,105

Liabilities
Payable for investments purchased	$ 237,709
Payable for fund shares redeemed	24,999
Distribution and service plan fees payable	335
Total liabilities		263,043

Net Assets		$ 14,915,062
Net Assets consist of:
Paid in capital		$ 14,877,310
Undistributed net investment income		4,125
Accumulated undistributed net realized gain (loss) on investments		88,679
Net unrealized appreciation (depreciation) on investments		(55,052)
Net Assets		$ 14,915,062

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($232,884 divided by 4,180.99 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T:
Net Asset Value and redemption price per share ($14,683 divided by 263.13 shares)		$ 55.80

Maximum offering price per share (100/96.50 of $55.80)		$ 57.82
Class C:
Net Asset Value and offering price per share ($313,166 divided by 5,652.17 shares)A		$ 55.41

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($14,326,043 divided by 257,195.11 shares)		$ 55.70

Class I:
Net Asset Value, offering price and redemption price per share ($28,286 divided by 507.80 shares)		$ 55.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 161,835

Expenses
Distribution and service plan fees	$ 1,960
Independent trustees' compensation	36
Total expenses before reductions	1,996
Expense reductions	(36)	1,960
Net investment income (loss)		159,875
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(63,160)
Capital gain distributions from underlying funds	267,915
Total net realized gain (loss)		204,755
Change in net unrealized appreciation (depreciation) on underlying funds		(1,404,127)
Net gain (loss)		(1,199,372)
Net increase (decrease) in net assets resulting from operations		$ (1,039,497)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,875	$ 245,056
Net realized gain (loss)	204,755	456,318
Change in net unrealized appreciation (depreciation)	(1,404,127)	154,320
Net increase (decrease) in net assets resulting from operations	(1,039,497)	855,694
Distributions to shareholders from net investment income	(159,186)	(244,639)
Distributions to shareholders from net realized gain	(388,383)	(191,237)
Total distributions	(547,569)	(435,876)
Share transactions - net increase (decrease)	(1,259,989)	1,476,925
Total increase (decrease) in net assets	(2,847,055)	1,896,743

Net Assets
Beginning of period	17,762,117	15,865,374
End of period (including undistributed net investment income of $4,125 and undistributed net investment income of $3,436, respectively)	$ 14,915,062	$ 17,762,117

Financial Highlights - Fidelity Income Replacement 2030 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) E	.503	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	(4.251)	2.210	4.505	5.568	.598	5.066
Total from investment operations	(3.748)	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.505)	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.882)	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnB, C, D	(6.19)%	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%A	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) E	.434	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	(4.261)	2.211	4.507	5.590	.598	5.076
Total from investment operations	(3.827)	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.436)	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.813)	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 55.80	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnB, C, D	(6.31)%	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.51%H	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.51%H	.46%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.51%H	.46%	.50%
Net investment income (loss)	1.49%A	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) E	.283	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	(4.228)	2.202	4.486	5.561	.604	5.060
Total from investment operations	(3.945)	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.328)	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.705)	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 55.41	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnB, C, D	(6.54)%	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.98%A	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rateF	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2030 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) D	.576	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	(4.251)	2.209	4.502	5.567	.608	5.062
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,326	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2030 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) D	.575	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	(4.250)	2.207	4.505	5.562	.607	5.058
Total from investment operations	(3.675)	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.578)	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(1.377)	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.955)	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 55.70	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnB, C	(6.08)%	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.98%A	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rateE	24%A	26%	27%	32%	50%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.7	8.8
Fidelity Large Cap Stock Fund	6.5	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.0	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.6	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.8	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.1	17.9
	30.1	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	7.5	7.3
Fidelity Short-Term Bond Fund	7.4	7.3
	14.9	14.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.6%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.4%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	26,976	$ 451,842
Fidelity Blue Chip Growth Fund (b)	6,629	419,303
Fidelity Equity-Income Fund (b)	13,292	645,594
Fidelity Large Cap Stock Fund (b)	20,051	483,641
Fidelity Series 100 Index Fund (b)	32,912	419,303
Fidelity Series Broad Market Opportunities Fund (b)	55,025	741,730
Fidelity Series Small Cap Opportunities Fund (b)	5,689	64,338
TOTAL DOMESTIC EQUITY FUNDS		3,225,751
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Class I (b)	13,712	502,129
TOTAL EQUITY FUNDS (Cost $3,420,671)		3,727,880
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	19,200	169,348
Fidelity Strategic Income Fund (b)	16,901	169,348
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,696

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	42,450	$ 444,447
Fidelity Strategic Real Return Fund (b)	54,533	444,447
Fidelity Total Bond Fund (b)	129,720	1,334,818
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,223,712
TOTAL FIXED-INCOME FUNDS (Cost $2,706,944)		2,562,408
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	552,472	552,472
Fidelity Short-Term Bond Fund (b)	64,384	552,415
TOTAL SHORT-TERM FUNDS (Cost $1,103,418)		1,104,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,231,033)		7,395,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$ 7,394,943
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 596,605	$ 59,347	$ 77,523	$ 5,761	$ 502,129
Fidelity Advisor Mid Cap II Fund Class I	525,662	87,928	67,853	621	451,842
Fidelity Blue Chip Growth Fund	488,054	78,257	70,704	171	419,303
Fidelity Capital & Income Fund	198,299	12,021	21,892	3,833	169,348
Fidelity Equity-Income Fund	751,312	104,904	92,155	11,958	645,594
Fidelity Government Income Fund	510,277	42,971	106,905	4,518	444,447
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	623,102	42,379	113,009	631	552,472
Fidelity Large Cap Stock Fund	563,270	87,642	79,069	4,159	483,641
Fidelity Series 100 Index Fund	488,054	41,682	74,411	10,101	419,303
Fidelity Series Broad Market Opportunities Fund	864,137	129,930	126,177	3,184	741,730
Fidelity Series Small Cap Opportunities Fund	75,217	13,573	10,752	269	64,338
Fidelity Short-Term Bond Fund	623,102	45,207	115,111	3,196	552,415
Fidelity Strategic Income Fund	198,299	12,756	30,755	2,140	169,348
Fidelity Strategic Real Return Fund	510,277	46,088	75,497	5,084	444,447
Fidelity Total Bond Fund	1,531,683	121,079	271,994	23,647	1,334,818
Total	$ 8,547,350	$ 925,764	$ 1,333,807	$ 79,273	$ 7,395,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $7,231,033) - See accompanying schedule		$ 7,395,175
Receivable for investments sold		125,274
Receivable for fund shares sold		753
Total assets		7,521,202

Liabilities
Payable for investments purchased	$ 125,038
Payable for fund shares redeemed	1,003
Distribution and service plan fees payable	218
Total liabilities		126,259

Net Assets		$ 7,394,943
Net Assets consist of:
Paid in capital		$ 7,172,573
Undistributed net investment income		2,004
Accumulated undistributed net realized gain (loss) on investments		56,224
Net unrealized appreciation (depreciation) on investments		164,142
Net Assets		$ 7,394,943

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($387,422 divided by 7,320.23 shares)		$ 52.92

Maximum offering price per share (100/94.25 of $52.92)		$ 56.15
Class T:
Net Asset Value and redemption price per share ($60,751 divided by 1,147.09 shares)		$ 52.96

Maximum offering price per share (100/96.50 of $52.96)		$ 54.88

Class C:
Net Asset Value and offering price per share ($115,099 divided by 2,182.10 shares)A		$ 52.75

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($6,779,931 divided by 128,064.93 shares)		$ 52.94

Class I:
Net Asset Value, offering price and redemption price per share ($51,740 divided by 977.30 shares)		$ 52.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 79,273

Expenses
Distribution and service plan fees	$ 1,375
Independent trustees' compensation	17
Total expenses before reductions	1,392
Expense reductions	(17)	1,375
Net investment income (loss)		77,898
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,040)
Capital gain distributions from underlying funds	134,236
Total net realized gain (loss)		110,196
Change in net unrealized appreciation (depreciation) on underlying funds		(718,981)
Net gain (loss)		(608,785)
Net increase (decrease) in net assets resulting from operations		$ (530,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,898	$ 126,709
Net realized gain (loss)	110,196	249,350
Change in net unrealized appreciation (depreciation)	(718,981)	76,270
Net increase (decrease) in net assets resulting from operations	(530,887)	452,329
Distributions to shareholders from net investment income	(77,498)	(126,659)
Distributions to shareholders from net realized gain	(198,372)	(56,924)
Total distributions	(275,870)	(183,583)
Share transactions - net increase (decrease)	(345,405)	224,455
Total increase (decrease) in net assets	(1,152,162)	493,201

Net Assets
Beginning of period	8,547,105	8,053,904
End of period (including undistributed net investment income of $2,004 and undistributed net investment income of $1,604, respectively)	$ 7,394,943	$ 8,547,105

Financial Highlights - Fidelity Income Replacement 2032 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) E	.485	.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	(4.217)	2.196	4.379	5.480	.618	5.086
Total from investment operations	(3.732)	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.486)	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.868)	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 52.92	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnB, C, D	(6.47)%	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.75%A	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) E	.415	.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	(4.209)	2.190	4.386	5.484	.599	5.107
Total from investment operations	(3.794)	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.414)	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.796)	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 52.96	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnB, C, D	(6.57)%	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.50%A	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) E	.276	.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	(4.189)	2.182	4.382	5.469	.615	5.102
Total from investment operations	(3.913)	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.305)	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.687)	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 52.75	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnB, C, D	(6.79)%	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.00%A	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rateF	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2032 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	(4.208)	2.192	4.380	5.479	.618	5.095
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2032 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) D	.554	.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	(4.208)	2.194	4.380	5.480	.619	5.109
Total from investment operations	(3.654)	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.554)	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(1.382)	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.936)	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 52.94	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnB, C	(6.33)%	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A, F	.00% F	.00% F	.00% F	.12%	.00% F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%A	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rateE	23%A	33%	29%	30%	37%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Equity-Income Fund	8.9	9.0
Fidelity Large Cap Stock Fund	6.7	6.8
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.7	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.6	7.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.6	17.4
	29.3	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.8	6.7
Fidelity Short-Term Bond Fund	6.7	6.7
	13.5	13.4
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.7%
International Equity Funds	7.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.3%
Short-Term Funds	13.5%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	33,884	$ 567,553
Fidelity Blue Chip Growth Fund (b)	8,342	527,661
Fidelity Equity-Income Fund (b)	16,707	811,438
Fidelity Large Cap Stock Fund (b)	25,222	608,352
Fidelity Series 100 Index Fund (b)	41,418	527,661
Fidelity Series Broad Market Opportunities Fund (b)	69,208	932,927
Fidelity Series Small Cap Opportunities Fund (b)	7,134	80,690
TOTAL DOMESTIC EQUITY FUNDS		4,056,282
International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Class I (b)	18,717	685,416
TOTAL EQUITY FUNDS (Cost $4,521,319)		4,741,698
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	24,979	220,312
Fidelity Strategic Income Fund (b)	21,987	220,312
TOTAL HIGH YIELD FIXED-INCOME FUNDS		440,624

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund (b)	50,830	$ 532,194
Fidelity Strategic Real Return Fund (b)	65,300	532,194
Fidelity Total Bond Fund (b)	154,894	1,593,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,658,251
TOTAL FIXED-INCOME FUNDS (Cost $3,219,620)		3,098,875
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	612,885	612,885
Fidelity Short-Term Bond Fund (b)	71,432	612,885
TOTAL SHORT-TERM FUNDS (Cost $1,222,072)		1,225,770
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,963,011)		9,066,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		(230)
NET ASSETS - 100%		$ 9,066,113
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 728,186	$ 143,081	$ 88,846	$ 7,605	$ 685,416
Fidelity Advisor Mid Cap II Fund Class I	591,182	160,586	72,877	754	567,553
Fidelity Blue Chip Growth Fund	548,955	146,097	77,181	208	527,661
Fidelity Capital & Income Fund	230,842	34,286	21,051	4,812	220,312
Fidelity Equity-Income Fund	843,607	205,472	98,735	14,644	811,438
Fidelity Government Income Fund	543,324	91,423	100,573	5,216	532,194
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	628,717	88,662	104,494	683	612,885
Fidelity Large Cap Stock Fund	633,409	164,446	86,023	5,050	608,352
Fidelity Series 100 Index Fund	548,955	100,637	81,815	12,296	527,661
Fidelity Series Broad Market Opportunities Fund	970,289	247,176	136,935	3,869	932,927
Fidelity Series Small Cap Opportunities Fund	84,455	24,276	11,714	326	80,690
Fidelity Short-Term Bond Fund	628,717	91,422	106,495	3,457	612,885
Fidelity Strategic Income Fund	230,842	33,140	30,032	2,759	220,312
Fidelity Strategic Real Return Fund	543,324	98,548	68,097	5,971	532,194
Fidelity Total Bond Fund	1,629,034	267,030	249,978	27,274	1,593,863
Total	$ 9,383,838	$ 1,896,282	$ 1,334,846	$ 94,924	$ 9,066,343
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $8,963,011) - See accompanying schedule		$ 9,066,343
Cash		1
Receivable for investments sold		150,138
Total assets		9,216,482

Liabilities
Payable for investments purchased	$ 150,138
Distribution and service plan fees payable	231
Total liabilities		150,369

Net Assets		$ 9,066,113
Net Assets consist of:
Paid in capital		$ 8,914,535
Undistributed net investment income		2,364
Accumulated undistributed net realized gain (loss) on investments		45,882
Net unrealized appreciation (depreciation) on investments		103,332
Net Assets		$ 9,066,113

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($258,870 divided by 4,681.9 shares)		$ 55.29

Maximum offering price per share (100/94.25 of $55.29)		$ 58.66
Class T:
Net Asset Value and redemption price per share ($152,403 divided by 2,756.1 shares)		$ 55.30

Maximum offering price per share (100/96.50 of $55.30)		$ 57.31

Class C:
Net Asset Value and offering price per share ($132,604 divided by 2,407.5 shares)A		$ 55.08

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,307,776 divided by 150,296.4 shares)		$ 55.28

Class I:
Net Asset Value, offering price and redemption price per share ($214,460 divided by 3,879.5 shares)		$ 55.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,924

Expenses
Distribution and service plan fees	$ 1,339
Independent trustees' compensation	20
Total expenses before reductions	1,359
Expense reductions	(20)	1,339
Net investment income (loss)		93,585
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(20,278)
Capital gain distributions from underlying funds	162,584
Total net realized gain (loss)		142,306
Change in net unrealized appreciation (depreciation) on underlying funds		(857,329)
Net gain (loss)		(715,023)
Net increase (decrease) in net assets resulting from operations		$ (621,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,585	$ 138,209
Net realized gain (loss)	142,306	278,904
Change in net unrealized appreciation (depreciation)	(857,329)	92,145
Net increase (decrease) in net assets resulting from operations	(621,438)	509,258
Distributions to shareholders from net investment income	(92,922)	(138,207)
Distributions to shareholders from net realized gain	(259,010)	(126,265)
Total distributions	(351,932)	(264,472)
Share transactions - net increase (decrease)	655,854	333,119
Total increase (decrease) in net assets	(317,516)	577,905

Net Assets
Beginning of period	9,383,629	8,805,724
End of period (including undistributed net investment income of $2,364 and undistributed net investment income of $1,701, respectively)	$ 9,066,113	$ 9,383,629

Financial Highlights - Fidelity Income Replacement 2034 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.515	.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	(4.554)	2.384	4.748	6.014	.504	5.233
Total from investment operations	(4.039)	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.507)	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.101)	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 55.29	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnB, C, D	(6.67)%	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) E	.436	.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	(4.543)	2.387	4.742	6.008	.490	5.247
Total from investment operations	(4.107)	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.439)	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.033)	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 55.30	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnB, C, D	(6.78)%	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) E	.295	.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	(4.530)	2.370	4.746	6.020	.490	5.239
Total from investment operations	(4.235)	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.321)	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.915)	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 55.08	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnB, C, D	(7.01)%	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rateF	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2034 Fund

	Six months ended January 31, 2016)	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.586	.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	(4.552)	2.396	4.738	6.009	.505	5.227
Total from investment operations	(3.966)	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,308	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2034 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) D	.587	.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	(4.553)	2.385	4.739	6.022	.504	5.226
Total from investment operations	(3.966)	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.580)	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(1.594)	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(2.174)	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 55.28	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnB, C	(6.56)%	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rateE	28%A	24%	19%	35%	34%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.1	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.6	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.4	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.9	16.8
	28.1	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.2
	12.8	12.5
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.1%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	39,213	$ 656,816
Fidelity Blue Chip Growth Fund (b)	9,637	609,533
Fidelity Equity-Income Fund (b)	19,301	937,427
Fidelity Large Cap Stock Fund (b)	29,149	703,071
Fidelity Series 100 Index Fund (b)	47,844	609,533
Fidelity Series Broad Market Opportunities Fund (b)	79,989	1,078,247
Fidelity Series Small Cap Opportunities Fund (b)	8,270	93,537
TOTAL DOMESTIC EQUITY FUNDS		4,688,164
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Class I (b)	23,409	857,253
TOTAL EQUITY FUNDS (Cost $5,580,025)		5,545,417
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,718	262,109
Fidelity Strategic Income Fund (b)	26,159	262,109
TOTAL HIGH YIELD FIXED-INCOME FUNDS		524,218

	Shares	Value
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund (b)	55,272	$ 578,697
Fidelity Strategic Real Return Fund (b)	71,006	578,697
Fidelity Total Bond Fund (b)	168,716	1,736,090
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,893,484
TOTAL FIXED-INCOME FUNDS (Cost $3,622,948)		3,417,702
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	657,844	657,844
Fidelity Short-Term Bond Fund (b)	76,672	657,844
TOTAL SHORT-TERM FUNDS (Cost $1,315,764)		1,315,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,518,737)	10,278,807
NET OTHER ASSETS (LIABILITIES) - 0.0%	(840)
NET ASSETS - 100%	10,277,967
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 963,653	$ 98,966	$ 79,778	$ 9,394	$ 857,253
Fidelity Advisor Mid Cap II Fund Class I	723,304	125,187	60,480	857	656,816
Fidelity Blue Chip Growth Fund	672,526	111,352	67,606	233	609,533
Fidelity Capital & Income Fund	291,127	22,232	22,653	5,727	262,109
Fidelity Equity-Income Fund	1,033,614	148,926	80,572	16,548	937,427
Fidelity Government Income Fund	631,904	61,226	112,447	5,691	578,697
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	704,121	59,154	105,431	728	657,844
Fidelity Large Cap Stock Fund	775,211	122,569	71,129	5,769	703,071
Fidelity Series 100 Index Fund	672,526	61,645	74,031	14,304	609,533
Fidelity Series Broad Market Opportunities Fund	1,189,333	182,164	116,889	4,398	1,078,247
Fidelity Series Small Cap Opportunities Fund	103,813	19,818	10,975	368	93,537
Fidelity Short-Term Bond Fund	704,121	62,108	107,568	3,686	657,844
Fidelity Strategic Income Fund	291,127	22,923	35,614	3,326	262,109
Fidelity Strategic Real Return Fund	631,904	65,129	72,927	6,343	578,697
Fidelity Total Bond Fund	1,895,712	178,067	280,697	29,793	1,736,090
Total	$ 11,283,996	$ 1,341,466	$ 1,298,797	$ 107,165	$ 10,278,807
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $10,518,737) - See accompanying schedule		$ 10,278,807
Receivable for investments sold		171,271
Total assets		10,450,078

Liabilities
Payable for investments purchased	$ 171,294
Distribution and service plan fees payable	817
Total liabilities		172,111

Net Assets		$ 10,277,967
Net Assets consist of:
Paid in capital		$ 10,446,513
Undistributed net investment income		2,482
Accumulated undistributed net realized gain (loss) on investments		68,902
Net unrealized appreciation (depreciation) on investments		(239,930)
Net Assets		$ 10,277,967

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($465,052 divided by 8,311.37 shares)		$ 55.95

Maximum offering price per share (100/94.25 of $55.95)		$ 59.36
Class T: Net Asset Value and redemption price per share ($990,003 divided by 17,704.03 shares)		$ 55.92

Maximum offering price per share (100/96.50 of $55.92)		$ 57.95
Class C: Net Asset Value and offering price per share ($371,434 divided by 6,675.05 shares)A		$ 55.65

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($8,450,762 divided by 151,003.25 shares)		$ 55.96

Class I: Net Asset Value, offering price and redemption price per share ($716 divided by 12.78 shares)		$ 56.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 107,165

Expenses
Distribution and service plan fees	$ 5,166
Independent trustees' compensation	23
Total expenses before reductions	5,189
Expense reductions	(23)	5,166
Net investment income (loss)		101,999
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(37,121)
Capital gain distributions from underlying funds	183,333
Total net realized gain (loss)		146,212
Change in net unrealized appreciation (depreciation) on underlying funds		(1,009,210)
Net gain (loss)		(862,998)
Net increase (decrease) in net assets resulting from operations		$ (760,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,999	$ 129,682
Net realized gain (loss)	146,212	245,820
Change in net unrealized appreciation (depreciation)	(1,009,210)	105,008
Net increase (decrease) in net assets resulting from operations	(760,999)	480,510
Distributions to shareholders from net investment income	(101,345)	(129,153)
Distributions to shareholders from net realized gain	(238,984)	(39,965)
Total distributions	(340,329)	(169,118)
Share transactions - net increase (decrease)	96,219	3,684,390
Total increase (decrease) in net assets	(1,005,109)	3,995,782

Net Assets
Beginning of period	11,283,076	7,287,294
End of period (including undistributed net investment income of $2,482 and undistributed net investment income of $1,828, respectively)	$ 10,277,967	$ 11,283,076

Financial Highlights - Fidelity Income Replacement 2036 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) E	.517	.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	(4.719)	2.474	4.831	6.075	.441	5.306
Total from investment operations	(4.202)	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.511)	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.848)	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 55.95	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnB, C, D	(6.87)%	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%A	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) E	.445	.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	(4.710)	2.475	4.822	6.077	.448	5.287
Total from investment operations	(4.265)	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.438)	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.775)	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 55.92	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnB, C, D	(6.97)%	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.52%A	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate F	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) E	.298	.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	(4.693)	2.471	4.816	6.061	.445	5.293
Total from investment operations	(4.395)	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.328)	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.665)	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 55.65	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnB, C, D	(7.21)%	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.02%A	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 371	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rateF	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2036 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.592	.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	(4.721)	2.472	4.833	6.070	.445	5.291
Total from investment operations	(4.129)	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 55.96	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total Return B, C	(6.75)%	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,451	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2036 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.604	.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	(4.723)	2.498	4.877	6.065	.452	5.291
Total from investment operations	(4.119)	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.584)	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(1.337)	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.921)	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 56.03	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total Return B, C	(6.73)%	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.02%A	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rateE	24%A	20%	25%	25%	62%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.3	9.3
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.0	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.4	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.2	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.7	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.4%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.6%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,851	$ 366,008
Fidelity Blue Chip Growth Fund (b)	5,368	339,543
Fidelity Equity-Income Fund (b)	10,759	522,547
Fidelity Large Cap Stock Fund (b)	16,248	391,910
Fidelity Series 100 Index Fund (b)	26,652	339,543
Fidelity Series Broad Market Opportunities Fund (b)	44,571	600,817
Fidelity Series Small Cap Opportunities Fund (b)	4,630	52,367
TOTAL DOMESTIC EQUITY FUNDS		2,612,735
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Class I (b)	14,054	514,664
TOTAL EQUITY FUNDS (Cost $2,958,019)		3,127,399
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	17,046	150,343
Fidelity Strategic Income Fund (b)	15,004	150,344
TOTAL HIGH YIELD FIXED-INCOME FUNDS		300,687

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	29,795	$ 311,951
Fidelity Strategic Real Return Fund (b)	38,276	311,952
Fidelity Total Bond Fund (b)	90,838	934,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,558,627
TOTAL FIXED-INCOME FUNDS (Cost $1,923,667)		1,859,314
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	322,087	322,087
Fidelity Short-Term Bond Fund (b)	37,539	322,086
TOTAL SHORT-TERM FUNDS (Cost $641,847)		644,173
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,523,533)	5,630,886
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 5,630,699
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 624,716	$ 50,983	$ 79,510	$ 6,058	$ 514,664
Fidelity Advisor Mid Cap II Fund Class I	436,299	65,047	56,344	518	366,008
Fidelity Blue Chip Growth Fund	404,896	56,936	58,281	141	339,543
Fidelity Capital & Income Fund	180,399	9,474	21,897	3,517	150,343
Fidelity Equity-Income Fund	622,712	76,473	77,083	10,020	522,547
Fidelity Government Income Fund	368,816	27,237	82,786	3,284	311,951
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	368,148	23,988	70,049	378	322,087
Fidelity Large Cap Stock Fund	467,034	64,208	65,015	3,456	391,910
Fidelity Series 100 Index Fund	404,896	27,124	61,938	8,436	339,543
Fidelity Series Broad Market Opportunities Fund	716,252	94,998	104,163	2,656	600,817
Fidelity Series Small Cap Opportunities Fund	62,138	10,641	8,914	222	52,367
Fidelity Short-Term Bond Fund	368,148	25,637	71,253	1,917	322,086
Fidelity Strategic Income Fund	180,399	10,430	30,396	1,948	150,344
Fidelity Strategic Real Return Fund	368,816	29,462	59,798	3,712	311,952
Fidelity Total Bond Fund	1,107,787	78,949	218,630	17,211	934,724
Total	$ 6,681,456	$ 651,587	$ 1,066,057	$ 63,474	$ 5,630,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $5,523,533) - See accompanying schedule		$ 5,630,886
Receivable for investments sold		99,732
Total assets		5,730,618

Liabilities
Payable for investments purchased	$ 97,343
Payable for fund shares redeemed	2,399
Distribution and service plan fees payable	177
Total liabilities		99,919

Net Assets		$ 5,630,699
Net Assets consist of:
Paid in capital		$ 5,501,991
Undistributed net investment income		1,483
Accumulated undistributed net realized gain (loss) on investments		19,872
Net unrealized appreciation (depreciation) on investments		107,353
Net Assets		$ 5,630,699

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($166,936 divided by 3,125.73 shares)		$ 53.41

Maximum offering price per share (100/94.25 of $53.41)		$ 56.67
Class T: Net Asset Value and redemption price per share ($172,582 divided by 3,231.93 shares)		$ 53.40

Maximum offering price per share (100/96.50 of $53.40)		$ 55.34

Class C: Net Asset Value and offering price per share ($85,530 divided by 1,609.88 shares)A		$ 53.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($5,175,310 divided by 96,885.62 shares)		$ 53.42

Class I: Net Asset Value, offering price and redemption price per share ($30,341 divided by 568.04 shares)		$ 53.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 63,474

Expenses
Distribution and service plan fees	$ 1,147
Independent trustees' compensation	14
Total expenses before reductions	1,161
Expense reductions	(14)	1,147
Net investment income (loss)		62,327
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(38,405)
Capital gain distributions from underlying funds	110,372
Total net realized gain (loss)		71,967
Change in net unrealized appreciation (depreciation) on underlying funds		(596,659)
Net gain (loss)		(524,692)
Net increase (decrease) in net assets resulting from operations		$ (462,365)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,327	$ 98,571
Net realized gain (loss)	71,967	189,636
Change in net unrealized appreciation (depreciation)	(596,659)	85,822
Net increase (decrease) in net assets resulting from operations	(462,365)	374,029
Distributions to shareholders from net investment income	(62,013)	(98,552)
Distributions to shareholders from net realized gain	(167,598)	(74,391)
Total distributions	(229,611)	(172,943)
Share transactions - net increase (decrease)	(358,568)	(46,672)
Total increase (decrease) in net assets	(1,050,544)	154,414

Net Assets
Beginning of period	6,681,243	6,526,829
End of period (including undistributed net investment income of $1,483 and undistributed net investment income of $1,169, respectively)	$ 5,630,699	$ 6,681,243

Financial Highlights - Fidelity Income Replacement 2038 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) E	.500	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	(4.639)	2.463	4.763	6.186	.384	5.317
Total from investment operations	(4.139)	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.501)	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.021)	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 53.41	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnB, C, D	(7.05)%	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.78%A	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss)E	.431	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	(4.640)	2.456	4.761	6.201	.367	5.326
Total from investment operations	(4.209)	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.431)	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.951)	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 53.40	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnB, C, D	(7.17)%	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%A	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) E	.290	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	(4.620)	2.444	4.755	6.186	.379	5.319
Total from investment operations	(4.330)	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.320)	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.840)	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 53.13	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnB, C, D	(7.40)%	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%A	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rateF	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2038 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) D	.571	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	(4.642)	2.464	4.759	6.200	.377	5.332
Total from investment operations	(4.071)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.42	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.94)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,175	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2038 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss)D	.571	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	(4.652)	2.464	4.761	6.198	.377	5.328
Total from investment operations	(4.081)	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.569)	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(1.520)	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(2.089)	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 53.41	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnB, C	(6.96)%	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03%A	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rateE	21%A	41%	39%	49%	57%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.1
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	10.9
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.3	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.0	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.8
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.1	16.0
	26.9	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.3%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.3%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	38,147	$ 638,965
Fidelity Blue Chip Growth Fund (b)	9,370	592,636
Fidelity Equity-Income Fund (b)	18,779	912,118
Fidelity Large Cap Stock Fund (b)	28,372	684,330
Fidelity Series 100 Index Fund (b)	46,518	592,636
Fidelity Series Broad Market Opportunities Fund (b)	77,832	1,049,177
Fidelity Series Small Cap Opportunities Fund (b)	8,107	91,694
TOTAL DOMESTIC EQUITY FUNDS		4,561,556
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Class I (b)	26,357	965,204
TOTAL EQUITY FUNDS (Cost $5,507,571)		5,526,760
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	30,641	270,257
Fidelity Strategic Income Fund (b)	26,972	270,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		540,514

	Shares	Value
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund (b)	49,689	$ 520,245
Fidelity Strategic Real Return Fund (b)	63,834	520,245
Fidelity Total Bond Fund (b)	151,581	1,559,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,600,261
TOTAL FIXED-INCOME FUNDS (Cost $3,307,469)		3,140,775
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	492,254	492,254
Fidelity Short-Term Bond Fund (b)	57,372	492,254
TOTAL SHORT-TERM FUNDS (Cost $984,437)		984,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,799,477)	9,652,043
NET OTHER ASSETS (LIABILITIES) - 0.0%	(480)
NET ASSETS - 100%	$ 9,651,563
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,008,243	$ 178,724	$ 85,272	$ 10,567	$ 965,204
Fidelity Advisor Mid Cap II Fund Class I	656,048	163,662	55,267	841	638,965
Fidelity Blue Chip Growth Fund	609,681	143,507	61,175	213	592,636
Fidelity Capital & Income Fund	279,191	41,814	22,068	5,762	270,257
Fidelity Equity-Income Fund	937,212	204,650	72,996	15,824	912,118
Fidelity Government Income Fund	528,785	92,209	98,979	5,021	520,245
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	484,391	80,938	73,075	532	492,254
Fidelity Large Cap Stock Fund	703,402	164,583	66,207	5,617	684,330
Fidelity Series 100 Index Fund	609,681	98,624	67,667	14,043	592,636
Fidelity Series Broad Market Opportunities Fund	1,078,287	247,452	109,072	4,315	1,049,177
Fidelity Series Small Cap Opportunities Fund	93,721	25,228	9,336	348	91,694
Fidelity Short-Term Bond Fund	484,391	83,130	74,652	2,691	492,254
Fidelity Strategic Income Fund	279,191	43,368	35,902	3,287	270,257
Fidelity Strategic Real Return Fund	528,785	96,203	64,563	5,667	520,245
Fidelity Total Bond Fund	1,584,382	268,587	243,214	26,142	1,559,771
Total	$ 9,865,391	$ 1,932,679	$ 1,139,445	$ 100,870	$ 9,652,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $9,799,477) - See accompanying schedule		$ 9,652,043
Receivable for investments sold		158,774
Total assets		9,810,817

Liabilities
Payable for investments purchased	$ 158,795
Distribution and service plan fees payable	459
Total liabilities		159,254

Net Assets		$ 9,651,563
Net Assets consist of:
Paid in capital		$ 9,728,854
Undistributed net investment income		2,372
Accumulated undistributed net realized gain (loss) on investments		67,771
Net unrealized appreciation (depreciation) on investments		(147,434)
Net Assets		$ 9,651,563

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,369 divided by 1,747.72 shares)		$ 54.57

Maximum offering price per share (100/94.25 of $54.57)		$ 57.90
Class T:
Net Asset Value and redemption price per share ($732,102 divided by 13,401.94 shares)		$ 54.63

Maximum offering price per share (100/96.50 of $54.63)		$ 56.61
Class C:
Net Asset Value and offering price per share ($161,979 divided by 2,987.42 shares)A		$ 54.22

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($8,646,279 divided by 158,560.69 shares)		$ 54.53

Class I:
Net Asset Value, offering price and redemption price per share ($15,834 divided by 290.36 shares)		$ 54.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 100,870

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	21
Total expenses before reductions	2,423
Expense reductions	(21)	2,402
Net investment income (loss)		98,468
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23,113)
Capital gain distributions from underlying funds	175,883
Total net realized gain (loss)		152,770
Change in net unrealized appreciation (depreciation) on underlying funds		(981,886)
Net gain (loss)		(829,116)
Net increase (decrease) in net assets resulting from operations		$ (730,648)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,468	$ 139,398
Net realized gain (loss)	152,770	278,951
Change in net unrealized appreciation (depreciation)	(981,886)	127,578
Net increase (decrease) in net assets resulting from operations	(730,648)	545,927
Distributions to shareholders from net investment income	(97,839)	(139,199)
Distributions to shareholders from net realized gain	(242,649)	(116,405)
Total distributions	(340,488)	(255,604)
Share transactions - net increase (decrease)	857,064	911,455
Total increase (decrease) in net assets	(214,072)	1,201,778

Net Assets
Beginning of period	9,865,635	8,663,857
End of period (including undistributed net investment income of $2,372 and undistributed net investment income of $1,743, respectively)	$ 9,651,563	$ 9,865,635

Financial Highlights - Fidelity Income Replacement 2040 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.525	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	(4.888)	2.585	5.022	6.538	.331	5.608
Total from investment operations	(4.363)	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.506)	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.997)	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 54.57	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnB, C, D	(7.27)%	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.24% H	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.24% H	.25%	.25%
Net investment income (loss)	1.83%A	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.450	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	(4.889)	2.586	5.021	6.563	.312	5.604
Total from investment operations	(4.439)	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.440)	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.931)	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 54.63	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnB, C, D	(7.38)%	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.58%A	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 732	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.309	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	(4.868)	2.580	5.003	6.524	.310	5.609
Total from investment operations	(4.559)	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.330)	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.821)	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 54.22	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnB, C, D	(7.62)%	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.08%A	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rateF	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2040 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.596	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	(4.889)	2.584	5.027	6.531	.317	5.602
Total from investment operations	(4.293)	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnB, C	(7.16)%	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,646	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2040 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) D	.598	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	(4.891)	2.585	5.010	6.552	.327	5.616
Total from investment operations	(4.293)	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.576)	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(1.491)	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(2.067)	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 54.53	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnB, C	(7.16)%	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net AssetsE,G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.08%A	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rateE	23%A	31%	34%	30%	63%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2016
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.7	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.7	9.7
Fidelity Large Cap Stock Fund	7.2	7.3
Fidelity Series 100 Index Fund	6.3	6.3
Fidelity Series Broad Market Opportunities Fund	11.1	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.3	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.9	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	3.0	3.0
	5.9	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.8
	26.5	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	4.2	3.9
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
Percentages shown as 0.0% may reflect amounts less than 0.05%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.3%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 48.3%
Fidelity Advisor Mid Cap II Fund Class I (b)	112,100	$ 1,877,673
Fidelity Blue Chip Growth Fund (b)	27,579	1,744,347
Fidelity Equity-Income Fund (b)	55,244	2,683,184
Fidelity Large Cap Stock Fund (b)	83,375	2,010,999
Fidelity Series 100 Index Fund (b)	136,919	1,744,347
Fidelity Series Broad Market Opportunities Fund (b)	228,721	3,083,162
Fidelity Series Small Cap Opportunities Fund (b)	23,822	269,429
TOTAL DOMESTIC EQUITY FUNDS		13,413,141
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Class I (b)	82,904	3,035,942
TOTAL EQUITY FUNDS (Cost $15,621,061)		16,449,083
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (b)	92,587	816,621
Fidelity Strategic Income Fund (b)	81,499	816,621
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,633,242

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund (b)	140,606	$ 1,472,140
Fidelity Strategic Real Return Fund (b)	180,631	1,472,140
Fidelity Total Bond Fund (b)	428,655	4,410,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,355,143
TOTAL FIXED-INCOME FUNDS (Cost $9,388,783)		8,988,385
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.37% (a)(b)	1,169,506	1,169,506
Fidelity Short-Term Bond Fund (b)	136,291	1,169,379
TOTAL SHORT-TERM FUNDS (Cost $2,337,451)		2,338,885
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $27,347,295)	27,776,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(883)
NET ASSETS - 100%	$ 27,775,470
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 4,025,806	$ 372,417	$ 871,858	$ 37,108	$ 3,035,942
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	330,563	489,868	2,745	1,877,673
Fidelity Blue Chip Growth Fund	2,275,769	338,041	534,030	768	1,744,347
Fidelity Capital & Income Fund	1,076,669	76,259	237,713	19,894	816,621
Fidelity Equity-Income Fund	3,500,075	455,600	747,588	53,441	2,683,184
Fidelity Government Income Fund	1,901,275	180,743	601,058	16,043	1,472,140
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,411,553	141,839	383,886	1,389	1,169,506
Fidelity Large Cap Stock Fund	2,625,056	341,212	568,400	18,447	2,010,999
Fidelity Series 100 Index Fund	2,275,769	183,349	558,157	44,134	1,744,347
Fidelity Series Broad Market Opportunities Fund	4,025,806	542,809	930,828	14,100	3,083,162
Fidelity Series Small Cap Opportunities Fund	349,287	54,897	74,442	1,197	269,429
Fidelity Short-Term Bond Fund	1,411,553	147,470	387,732	7,031	1,169,379
Fidelity Strategic Income Fund	1,076,669	85,150	288,167	10,781	816,621
Fidelity Strategic Real Return Fund	1,901,275	192,036	489,833	18,439	1,472,140
Fidelity Total Bond Fund	5,703,822	521,389	1,647,549	84,018	4,410,863
Total	$ 36,008,996	$ 3,963,774	$ 8,811,109	$ 329,535	$ 27,776,353
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2016 (Unaudited)

Assets
Investment in securities, at value (cost $27,347,295) - See accompanying schedule		$ 27,776,353
Receivable for investments sold		459,135
Total assets		28,235,488

Liabilities
Payable for investments purchased	$ 456,353
Payable for fund shares redeemed	3,007
Distribution and service plan fees payable	658
Total liabilities		460,018

Net Assets		$ 27,775,470
Net Assets consist of:
Paid in capital		$ 27,193,384
Undistributed net investment income		7,027
Accumulated undistributed net realized gain (loss) on investments		146,001
Net unrealized appreciation (depreciation) on investments		429,058
Net Assets		$ 27,775,470

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($493,111 divided by 9,058 shares)		$ 54.44

Maximum offering price per share (100/94.25 of $54.44)		$ 57.76
Class T:
Net Asset Value and redemption price per share ($446,070 divided by 8,192 shares)		$ 54.45

Maximum offering price per share (100/96.50 of $54.45)		$ 56.42
Class C:
Net Asset Value and offering price per share ($545,186 divided by 10,066 shares)A		$ 54.16

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($26,194,945 divided by 481,014 shares)		$ 54.46

Class I:
Net Asset Value, offering price and redemption price per share ($96,158 divided by 1,766 shares)		$ 54.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2016 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 329,535

Expenses
Distribution and service plan fees	$ 4,139
Independent trustees' compensation	71
Total expenses before reductions	4,210
Expense reductions	(71)	4,139
Net investment income (loss)		325,396
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(248,344)
Capital gain distributions from underlying funds	586,107
Total net realized gain (loss)		337,763
Change in net unrealized appreciation (depreciation) on underlying funds		(3,130,823)
Net gain (loss)		(2,793,060)
Net increase (decrease) in net assets resulting from operations		$ (2,467,664)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 325,396	$ 553,749
Net realized gain (loss)	337,763	1,178,354
Change in net unrealized appreciation (depreciation)	(3,130,823)	508,337
Net increase (decrease) in net assets resulting from operations	(2,467,664)	2,240,440
Distributions to shareholders from net investment income	(324,882)	(553,019)
Distributions to shareholders from net realized gain	(866,030)	(501,646)
Total distributions	(1,190,912)	(1,054,665)
Share transactions - net increase (decrease)	(4,574,079)	987,671
Total increase (decrease) in net assets	(8,232,655)	2,173,446

Net Assets
Beginning of period	36,008,125	33,834,679
End of period (including undistributed net investment income of $7,027 and undistributed net investment income of $6,513, respectively)	$ 27,775,470	$ 36,008,125

Financial Highlights - Fidelity Income Replacement 2042 Fund Class A

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.518	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	(5.037)	2.687	5.194	6.833	.281	5.719
Total from investment operations	(4.519)	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.537)	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.081)	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 54.44	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnB, C, D	(7.52)%	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.81%A	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund Class T

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) E	.446	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	(5.037)	2.677	5.216	6.839	.287	5.727
Total from investment operations	(4.591)	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.465)	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.009)	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 54.45	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnB, C, D	(7.63)%	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.56%A	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class C

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.302	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	(5.015)	2.673	5.194	6.821	.290	5.719
Total from investment operations	(4.713)	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.373)	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.917)	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 54.16	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnB, C, D	(7.86)%	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	.99% H	1.00%	1.00%
Net investment income (loss)	1.06%A	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rateF	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Income Replacement 2042 Fund

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.590	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	(5.037)	2.687	5.202	6.837	.284	5.719
Total from investment operations	(4.447)	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.46	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnB, C	(7.40)%	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.06%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,195	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Fidelity Income Replacement 2042 Fund Class I

	Six months ended January 31, 2016	Years ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) D	.592	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	(5.049)	2.687	5.211	6.841	.275	5.725
Total from investment operations	(4.457)	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.609)	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(1.544)	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(2.153)	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 54.45	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnB, C	(7.41)%	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsE, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.05%A	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rateE	25%A	39%	16%	34%	40%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .005%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2016 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Income Replacement shares. Each Fund's Class A, Class T, Class C and Class I shares were closed to new accounts and additional purchases, except for reinvestments, effective after the close of business on the dates listed below. Each class has equal rights as to assets and voting privileges, except for matter affecting a single class.

Income Replacement 2016 Fund	January 31, 2012
Income Replacement 2018 Fund	May 30, 2014
All Other Funds	January 29, 2016

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Income Replacement 2016 Fund	$ 12,623,054	$ 99,977	$ (22,526)	$ 77,451
Fidelity Income Replacement 2018 Fund	5,357,201	92,065	(30,892)	61,173
Fidelity Income Replacement 2020 Fund	8,002,434	394,937	(158,923)	236,014
Fidelity Income Replacement 2022 Fund	14,144,622	286,653	(553,722)	(267,069)
Fidelity Income Replacement 2024 Fund	9,628,394	211,630	(444,275)	(233,645)
Fidelity Income Replacement 2026 Fund	8,355,147	154,992	(412,758)	(257,766)
Fidelity Income Replacement 2028 Fund	30,843,107	674,088	(1,726,137)	(1,052,049)
Fidelity Income Replacement 2030 Fund	15,030,307	593,538	(708,423)	(114,885)
Fidelity Income Replacement 2032 Fund	7,253,159	424,586	(282,570)	142,016
Fidelity Income Replacement 2034 Fund	9,019,585	478,318	(431,560)	46,758
Fidelity Income Replacement 2036 Fund	10,567,489	335,809	(624,491)	(288,682)
Fidelity Income Replacement 2038 Fund	5,548,014	342,420	(259,548)	82,872
Fidelity Income Replacement 2040 Fund	9,848,160	342,063	(538,180)	(196,117)
Fidelity Income Replacement 2042 Fund	27,457,285	1,588,472	(1,269,404)	319,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 fund will be limited to approximately $28,019 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	7,944,603	3,601,318
Fidelity Income Replacement 2018 Fund	1,685,450	2,192,293
Fidelity Income Replacement 2020 Fund	1,728,238	1,889,875
Fidelity Income Replacement 2022 Fund	2,407,449	2,541,787
Fidelity Income Replacement 2024 Fund	2,032,033	2,094,568
Fidelity Income Replacement 2026 Fund	2,553,787	1,163,738
Fidelity Income Replacement 2028 Fund	9,891,976	5,384,389
Fidelity Income Replacement 2030 Fund	1,980,411	3,358,073
Fidelity Income Replacement 2032 Fund	925,764	1,333,807
Fidelity Income Replacement 2034 Fund	1,896,282	1,334,846
Fidelity Income Replacement 2036 Fund	1,341,466	1,298,797
Fidelity Income Replacement 2038 Fund	651,587	1,066,057
Fidelity Income Replacement 2040 Fund	1,932,679	1,139,445
Fidelity Income Replacement 2042 Fund	3,963,774	8,811,109

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	-%	.25%	$ 104	$ -
Class T	.25%	.25%	244	-
Class C	.75%	.25%	837	4
			$ 1,185	$ 4
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 678	$ -
Class T	.25%	.25%	822	-
Class C	.75%	.25%	2,505	111
			$ 4,005	$ 111
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,370	$ 145
Class T	.25%	.25%	496	-
Class C	.75%	.25%	4,331	875
			$ 6,197	$ 1,020
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 525	$ -
Class T	.25%	.25%	220	-
Class C	.75%	.25%	293	18
			$ 1,038	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 540	$ -
Class T	.25%	.25%	710	18
Class C	.75%	.25%	787	51
			$ 2,037	$ 69
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 858	$ -
Class T	.25%	.25%	782	12
Class C	.75%	.25%	868	848
			$ 2,508	$ 860
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,105	$ 80
Class T	.25%	.25%	1,138	-
Class C	.75%	.25%	1,125	257
			$ 3,368	$ 337
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 315	$ 7
Class T	.25%	.25%	50	18
Class C	.75%	.25%	1,595	162
			$ 1,960	$ 187
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 508	$ -
Class T	.25%	.25%	216	86
Class C	.75%	.25%	651	154
			$ 1,375	$ 240
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 352	$ 22
Class T	.25%	.25%	268	72
Class C	.75%	.25%	719	270
			$ 1,339	$ 364
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 531	$ 3
Class T	.25%	.25%	2,588	-
Class C	.75%	.25%	2,047	87
			$ 5,166	$ 90
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 210	$ -
Class T	.25%	.25%	452	12
Class C	.75%	.25%	485	4
			$ 1,147	$ 16
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 9
Class T	.25%	.25%	1,432	-
Class C	.75%	.25%	841	52
			$ 2,402	$ 61

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 707	$ -
Class T	.25%	.25%	1,188	14
Class C	.75%	.25%	2,244	712
			$ 4,139	$ 726

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2020 Fund
Class A	$ 1,049

Fidelity Income Replacement 2024 Fund
Class C*	$ 92

Fidelity Income Replacement 2026 Fund
Class A	$ 324
Class T	15
$ 339
Fidelity Income Replacement 2028 Fund
Class A	$ 1,714
Class T	131
$ 1,845
Fidelity Income Replacement 2030 Fund
Class A	$ 14

Fidelity Income Replacement 2032 Fund
Class T	$ 109

Fidelity Income Replacement 2036 Fund
Class A	$ 357

Fidelity Income Replacement 2038 Fund
Class A	$ 61

Fidelity Income Replacement 2042 Fund
Class A	$ 739
Class T	2
$ 741

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

ReimbursementA
Fidelity Income Replacement 2016 Fund	$ 21
Fidelity Income Replacement 2018 Fund	13
Fidelity Income Replacement 2020 Fund	19
Fidelity Income Replacement 2022 Fund	31
Fidelity Income Replacement 2024 Fund	21
Fidelity Income Replacement 2026 Fund	16
Fidelity Income Replacement 2028 Fund	61
Fidelity Income Replacement 2030 Fund	36
Fidelity Income Replacement 2032 Fund	17
Fidelity Income Replacement 2034 Fund	20
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	14
Fidelity Income Replacement 2040 Fund	21
Fidelity Income Replacement 2042 Fund	71

A Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 28	$ 278
Class T	4	67
Income Replacement 2016	18,446	21,955
Class I	29	89
Total	$ 18,507	$ 22,389
From net realized gain
Class A	$ 542	$ 4,805
Class T	585	3,444
Class C	1,039	12,555
Income Replacement 2016	55,170	119,314
Class I	102	590
Total	$ 57,438	$ 140,708
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 2,319	$ 5,637
Class T	993	2,142
Class C	653	1,186
Income Replacement 2018	22,515	45,901
Class I	1,509	3,407
Total	$ 27,989	$ 58,273
From net realized gain
Class A	$ 235	$ 759
Class T	140	434
Class C	217	697
Income Replacement 2018	1,759	4,671
Class I	118	343
Total	$ 2,469	$ 6,904

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 8,392	$ 11,457
Class T	1,214	1,806
Class C	3,372	2,977
Income Replacement 2020	54,563	97,096
Class I	1,599	2,231
Total	$ 69,140	$ 115,567
From net realized gain
Class A	$ 23,499	$ 10,235
Class T	4,347	1,572
Class C	18,056	6,486
Income Replacement 2020	141,250	82,630
Class I	4,068	1,405
Total	$ 191,220	$ 102,328
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 3,357	$ 4,908
Class T	594	794
Class C	253	1,138
Income Replacement 2022	126,798	176,963
Class I	834	1,177
Total	$ 131,836	$ 184,980
From net realized gain
Class A	$ 375	$ 1,029
Class T	78	192
Class C	52	794
Income Replacement 2022	12,274	25,078
Class I	78	204
Total	$ 12,857	$ 27,297
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,477	$ 3,807
Class T	2,052	2,321
Class C	704	836
Income Replacement 2024	84,732	113,941
Class I	560	630
Total	$ 91,525	$ 121,535
From net realized gain
Class A	$ 7,591	$ 3,012
Class T	5,214	2,060
Class C	2,769	1,696
Income Replacement 2024	151,262	81,204
Class I	1,012	397
Total	$ 167,848	$ 88,369
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 5,657	$ 8,103
Class T	2,223	1,754
Class C	1,256	290
Income Replacement 2026	66,009	72,795
Class I	291	433
Total	$ 75,436	$ 83,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
From net realized gain
Class A	$ 7,102	$ 1,695
Class T	3,213	170
Class C	1,456	88
Income Replacement 2026	67,136	10,993
Class I	310	74
Total	$ 79,217	$ 13,020
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 8,194	$ 9,093
Class T	3,134	3,547
Class C	1,246	791
Income Replacement 2028	276,442	359,881
Class I	678	2,066
Total	$ 289,694	$ 375,378
From net realized gain
Class A	$ 14,148	$ 1,714
Class T	7,542	832
Class C	3,748	337
Income Replacement 2028	449,213	59,032
Class I	4,219	308
Total	$ 478,870	$ 62,223
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,133	$ 3,432
Class T	157	185
Class C	2,006	2,062
Income Replacement 2030	154,584	238,478
Class I	306	482
Total	$ 159,186	$ 244,639
From net realized gain
Class A	$ 6,194	$ 3,325
Class T	482	211
Class C	7,690	4,264
Income Replacement 2030	373,301	183,072
Class I	716	365
Total	$ 388,383	$ 191,237
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,561	$ 4,601
Class T	726	450
Class C	704	800
Income Replacement 2032	71,943	119,941
Class I	564	867
Total	$ 77,498	$ 126,659
From net realized gain
Class A	$ 10,055	$ 1,964
Class T	1,736	254
Class C	3,229	848
Income Replacement 2032	181,970	53,473
Class I	1,382	385
Total	$ 198,372	$ 56,924

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,413	$ 3,592
Class T	751	971
Class C	817	799
Income Replacement 2034	86,734	129,554
Class I	2,207	3,291
Total	$ 92,922	$ 138,207
From net realized gain
Class A	$ 7,727	$ 3,372
Class T	2,643	1,305
Class C	3,553	1,712
Income Replacement 2034	239,145	116,944
Class I	5,942	2,932
Total	$ 259,010	$ 126,265
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 3,614	$ 4,252
Class T	7,783	10,023
Class C	2,228	2,679
Income Replacement 2036	87,712	112,188
Class I	8	11
Total	$ 101,345	$ 129,153
From net realized gain
Class A	$ 9,270	$ 1,517
Class T	23,460	5,271
Class C	9,451	2,058
Income Replacement 2036	196,785	31,115
Class I	18	4
Total	$ 238,984	$ 39,965
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,515	$ 2,023
Class T	1,396	1,850
Class C	522	602
Income Replacement 2038	58,243	93,585
Class I	337	492
Total	$ 62,013	$ 98,552
From net realized gain
Class A	$ 4,456	$ 1,910
Class T	4,851	2,089
Class C	2,624	1,223
Income Replacement 2038	154,785	68,808
Class I	882	361
Total	$ 167,598	$ 74,391
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 892	$ 1,349
Class T	5,403	5,503
Class C	983	1,772
Income Replacement 2040	90,386	130,310
Class I	175	265
Total	$ 97,839	$ 139,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
From net realized gain
Class A	$ 2,644	$ 1,365
Class T	14,410	6,949
Class C	4,357	3,481
Income Replacement 2040	220,792	104,392
Class I	446	218
Total	$ 242,649	$ 116,405
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,963	$ 7,004
Class T	3,810	5,289
Class C	2,928	2,599
Income Replacement 2042	312,035	535,968
Class I	1,146	2,159
Total	$ 324,882	$ 553,019
From net realized gain
Class A	$ 15,912	$ 7,309
Class T	12,399	6,885
Class C	10,559	5,237
Income Replacement 2042	824,194	480,538
Class I	2,966	1,677
Total	$ 866,030	$ 501,646

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A
Reinvestment of distributions	11	97	$ 565	$ 4,980
Shares redeemed	(670)	(1,760)	(34,077)	(90,559)
Net increase (decrease)	(659)	(1,663)	$ (33,512)	$ (85,579)
Class T
Reinvestment of distributions	10	65	$ 516	3,319
Shares redeemed	(164)	(354)	(8,338)	(18,223)
Net increase (decrease)	(154)	(289)	$ (7,822)	$ (14,904)
Class C
Reinvestment of distributions	21	227	1,039	11,629
Shares redeemed	(3,758)	(2,865)	(189,604)	(146,186)
Net increase (decrease)	(3,737)	(2,638)	$ (188,565)	$ (134,557)
Income Replacement 2016
Shares sold	157,810	121,430	$ 8,029,667	$ 6,229,218
Reinvestment of distributions	1,336	2,566	67,893	132,021
Shares redeemed	(68,435)	(50,200)	(3,479,521)	(2,579,628)
Net increase (decrease)	90,711	73,796	$ 4,618,039	$ 3,781,611
Class I
Reinvestment of distributions	3	13	$ 131	$ 679
Shares redeemed	(46)	(58)	(2,320)	(3,015)
Net increase (decrease)	(43)	(45)	$ (2,189)	$ (2,336)
Fidelity Income Replacement 2018 Fund
Class A
Reinvestment of distributions	34	79	$ 1,862	$ 4,343
Shares redeemed	(708)	(5,697)	(38,486)	(313,103)
Net increase (decrease)	(674)	(5,618)	$ (36,624)	$ (308,760)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T
Reinvestment of distributions	18	41	$ 989	$ 2,259
Shares redeemed	(845)	(1,700)	(45,993)	(93,384)
Net increase (decrease)	(827)	(1,659)	$ (45,004)	$ (91,125)
Class C
Shares sold	-	0A	$ -	$ 2
Reinvestment of distributions	15	33	834	1,811
Shares redeemed	(1,611)	(3,957)	(87,854)	(216,566)
Net increase (decrease)	(1,596)	(3,924)	$ (87,020)	$ (214,753)
Income Replacement 2018
Shares sold	22,826	16,515	$ 1,240,674	$ 907,446
Reinvestment of distributions	209	367	11,325	20,187
Shares redeemed	(29,116)	(25,026)	(1,585,303)	(1,373,592)
Net increase (decrease)	(6,081)	(8,144)	$ (333,304)	$ (445,959)
Class I
Reinvestment of distributions	30	68	$ 1,627	$ 3,750
Shares redeemed	(580)	(2,685)	(31,591)	(146,904)
Net increase (decrease)	(550)	(2,617)	$ (29,964)	$ (143,154)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	5,719	7,497	$ 309,005	$ 421,574
Reinvestment of distributions	509	284	27,499	15,878
Shares redeemed	(3,306)	(2,731)	(178,903)	(153,226)
Net increase (decrease)	2,922	5,050	$ 157,601	$ 284,226
Class T
Shares sold	-	2,124	$ -	$ 117,907
Reinvestment of distributions	100	55	5,387	3,077
Shares redeemed	(95)	(214)	(5,111)	(12,041)
Net increase (decrease)	5	1,965	$ 276	$ 108,943
Class C
Shares sold	2,369	5,637	$ 127,731	$ 315,712
Reinvestment of distributions	387	156	20,828	8,676
Shares redeemed	(129)	(1,429)	(7,040)	(79,961)
Net increase (decrease)	2,627	4,364	$ 141,519	$ 244,427
Income Replacement 2020
Shares sold	14,550	34,989	$ 794,029	$ 1,957,224
Reinvestment of distributions	3,012	2,236	162,689	125,058
Shares redeemed	(24,302)	(47,498)	(1,308,959)	(2,666,418)
Net increase (decrease)	(6,740)	(10,273)	$ (352,241)	$ (584,136)
Class I
Shares sold	-	1,973	$ -	$ 111,000
Reinvestment of distributions	105	65	5,667	3,636
Shares redeemed	(93)	(181)	(5,070)	(10,140)
Net increase (decrease)	12	1,857	$ 597	$ 104,496
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	987	$ -	$ 57,740
Reinvestment of distributions	56	88	3,216	5,120
Shares redeemed	(52)	(998)	(2,980)	(58,651)
Net increase (decrease)	4	77	$ 236	$ 4,209
Class T
Shares sold	-	2,926	$ -	$ 171,217
Reinvestment of distributions	12	17	672	986
Shares redeemed	(9)	(1,869)	(500)	(110,848)
Net increase (decrease)	3	1,074	$ 172	$ 61,354

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2022 Fund
Class C
Shares sold	-	482	$ -	$ 27,847
Reinvestment of distributions	3	30	163	1,746
Shares redeemed	-	(5,153)	-	(301,090)
Net increase (decrease)	3	(4,641)	$ 163	$ (271,497)
Income Replacement 2022
Shares sold	24,163	124,560	$ 1,374,676	$ 7,249,525
Reinvestment of distributions	1,610	2,294	91,699	133,789
Shares redeemed	(31,633)	(54,675)	(1,794,816)	(3,182,273)
Net increase (decrease)	(5,860)	72,179	$ (328,441)	$ 4,201,041
Class I
Shares sold	685	470	$ 37,829	$ 27,193
Reinvestment of distributions	16	21	912	1,243
Shares redeemed	(12)	(16)	(672)	(958)
Net increase (decrease)	689	475	$ 38,069	$ 27,478
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,212	$ -	$ 251,274
Reinvestment of distributions	180	102	10,163	6,014
Shares redeemed	(852)	(219)	(48,579)	(12,963)
Net increase (decrease)	(672)	4,095	$ (38,416)	$ 244,325
Class T
Shares sold	-	3,066	$ -	$ 183,213
Reinvestment of distributions	114	53	6,425	3,096
Shares redeemed	(3,023)	(754)	(169,167)	(44,593)
Net increase (decrease)	(2,909)	2,365	$ (162,742)	$ 141,716
Class C
Shares sold	-	414	$ -	$ 24,200
Reinvestment of distributions	62	32	3,473	1,897
Shares redeemed	(190)	(273)	(10,813)	(16,055)
Net increase (decrease)	(128)	173	$ (7,340)	$ 10,042
Income Replacement 2024
Shares sold	26,778	73,716	$ 1,534,944	$ 4,346,368
Reinvestment of distributions	3,548	2,362	200,776	138,630
Shares redeemed	(27,320)	(38,919)	(1,547,022)	(2,283,998)
Net increase (decrease)	3,006	37,159	$ 188,698	$ 2,201,000
Class I
Shares sold	-	617	$ -	$ 36,550
Reinvestment of distributions	16	16	931	961
Shares redeemed	(166)	(1)	(9,564)	(65)
Net increase (decrease)	(150)	632	$ (8,633)	$ 37,446
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	4,181	$ -	$ 249,240
Reinvestment of distributions	210	149	12,183	8,920
Shares redeemed	(2,352)	(1,276)	(132,139)	(77,210)
Net increase (decrease)	(2,142)	3,054	$ (119,956)	$ 180,950
Class T
Shares sold	100	5,546	$ 5,894	$ 327,446
Reinvestment of distributions	94	28	5,435	1,667
Shares redeemed	(257)	(837)	(15,000)	(50,629)
Net increase (decrease)	(63)	4,737	$ (3,671)	$ 278,484

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2026 Fund
Class C
Shares sold	2,995	1,224	$ 174,801	$ 74,000
Reinvestment of distributions	47	6	2,712	378
Shares redeemed	(190)	(374)	(10,883)	(22,526)
Net increase (decrease)	2,852	856	$ 166,630	$ 51,852
Income Replacement 2026
Shares sold	35,587	65,266	$ 2,073,694	$ 3,918,081
Reinvestment of distributions	1,821	851	105,541	51,071
Shares redeemed	(15,046)	(26,992)	(874,223)	(1,627,504)
Net increase (decrease)	22,362	39,125	$ 1,305,012	$ 2,341,648
Class I
Reinvestment of distributions	10	8	$ 601	$ 507
Shares redeemed	(27)	-	(1,478)	-
Net increase (decrease)	(17)	8	$ (877)	$ 507
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	5,854	3,506	$ 346,051	$ 214,042
Reinvestment of distributions	381	177	22,341	10,807
Shares redeemed	(10,494)	(1,895)	(590,876)	(115,165)
Net increase (decrease)	(4,259)	1,788	$ (222,484)	$ 109,684
Class T
Shares sold	1,674	2,218	$ 98,478	$ 136,892
Reinvestment of distributions	160	40	9,393	2,432
Shares redeemed	(2,217)	(366)	(130,837)	(22,198)
Net increase (decrease)	(383)	1,892	$ (22,966)	$ 117,126
Class C
Shares sold	1,170	2,233	$ 70,718	$ 135,597
Reinvestment of distributions	85	19	4,994	1,128
Shares redeemed	(1)	-	(50)	-
Net increase (decrease)	1,254	2,252	$ 75,662	$ 136,725
Income Replacement 2028
Shares sold	145,123	175,373	$ 8,588,896	$ 10,694,133
Reinvestment of distributions	10,541	4,797	617,792	292,689
Shares redeemed	(72,909)	(122,768)	(4,309,023)	(7,513,885)
Net increase (decrease)	82,755	57,402	$ 4,897,665	$ 3,472,937
Class I
Shares sold	4,724	3,296	$ 284,670	$ 203,084
Reinvestment of distributions	83	39	4,897	2,374
Shares redeemed	(8,655)	-	(514,080)	-
Net increase (decrease)	(3,848)	3,335	$ (224,513)	$ 205,458
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	55	1,161	$ 3,199	$ 70,615
Reinvestment of distributions	104	76	5,990	4,609
Shares redeemed	(628)	(881)	(36,206)	(53,162)
Net increase (decrease)	(469)	356	$ (27,017)	$ 22,062
Class T
Shares sold	34	52	$ 2,000	$ 3,208
Reinvestment of distributions	11	7	639	396
Shares redeemed	(129)	(2)	(7,201)	(107)
Net increase (decrease)	(84)	57	$ (4,562)	$ 3,497
Class C
Shares sold	1,610	50	$ 92,155	$ 3,000
Reinvestment of distributions	160	96	9,183	5,755
Shares redeemed	(1,772)	(406)	(100,376)	(24,659)
Net increase (decrease)	(2)	(260)	$ 962	$ (15,904)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2030
Shares sold	18,300	82,991	$ 1,051,494	$ 5,032,550
Reinvestment of distributions	8,053	5,561	465,299	336,113
Shares redeemed	(47,607)	(63,698)	(2,745,691)	(3,868,628)
Net increase (decrease)	(21,254)	24,854	$ (1,228,898)	$ 1,500,035
Class I
Reinvestment of distributions	18	14	1,022	847
Shares redeemed	(27)	(551)	(1,496)	(33,612)
Net increase (decrease)	(9)	(537)	$ (474)	$ (32,765)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,248	$ -	$ 246,064
Reinvestment of distributions	219	101	12,044	5,808
Shares redeemed	(199)	(1,760)	(11,117)	(102,430)
Net increase (decrease)	20	2,589	$ 927	$ 149,442
Class T
Shares sold	1,175	600	$ 64,363	$ 35,000
Reinvestment of distributions	45	12	2,462	704
Shares redeemed	(1,214)	(114)	(63,472)	(6,672)
Net increase (decrease)	6	498	$ 3,353	$ 29,032
Class C
Shares sold	-	172	$ -	$ 10,000
Reinvestment of distributions	71	29	3,874	1,644
Shares redeemed	(237)	-	(12,646)	-
Net increase (decrease)	(166)	201	$ (8,772)	$ 11,644
Income Replacement 2032
Shares sold	2,752	34,142	$ 154,250	$ 1,958,739
Reinvestment of distributions	4,106	2,235	225,832	128,734
Shares redeemed	(13,037)	(36,244)	(720,200)	(2,089,388)
Net increase (decrease)	(6,179)	133	$ (340,118)	$ (1,915)
Class I
Shares sold	-	608	$ -	$ 35,000
Reinvestment of distributions	35	22	1,946	1,252
Shares redeemed	(53)	-	(2,741)	-
Net increase (decrease)	(18)	630	$ (795)	$ 36,252
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	2,780	$ -	$ 165,117
Reinvestment of distributions	54	29	3,129	1,769
Shares redeemed	(264)	(18)	(15,261)	(1,096)
Net increase (decrease)	(210)	2,791	$ (12,132)	$ 165,790
Class T
Shares sold	2,372	-	$ 132,706	$ -
Reinvestment of distributions	59	38	3,394	2,276
Shares redeemed	(1,325)	-	(73,183)	-
Net increase (decrease)	1,106	38	$ 62,917	$ 2,276
Class C
Shares sold	435	1,221	$ 25,000	$ 74,000
Reinvestment of distributions	76	42	4,370	2,511
Shares redeemed	(262)	-	(14,590)	-
Net increase (decrease)	249	1,263	$ 14,780	$ 76,511
Income Replacement 2034
Shares sold	19,652	24,835	$ 1,152,439	$ 1,498,589
Reinvestment of distributions	4,806	3,072	276,370	185,302
Shares redeemed	(14,547)	(26,482)	(847,575)	(1,600,482)
Net increase (decrease)	9,911	1,425	$ 581,234	$ 83,409

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Income Replacement 2034
Class I
Shares sold	570	-	$ 30,763	$ -
Reinvestment of distributions	142	103	8,149	6,223
Shares redeemed	(539)	(18)	(29,857)	(1,090)
Net increase (decrease)	173	85	$ 9,055	$ 5,133
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,231	4,160	$ 70,588	$ 253,019
Reinvestment of distributions	221	94	12,884	5,769
Shares redeemed	(425)	(1)	(25,282)	(51)
Net increase (decrease)	1,027	4,253	$ 58,190	$ 258,737
Class T
Shares sold	311	12,423	$ 18,325	$ 755,608
Reinvestment of distributions	505	199	29,375	12,109
Shares redeemed	(668)	(2,095)	(38,797)	(128,956)
Net increase (decrease)	148	10,527	$ 8,903	$ 638,761
Class C
Shares sold	-	1,714	$ -	$ 103,000
Reinvestment of distributions	179	54	10,386	3,277
Shares redeemed	(708)	(571)	(41,477)	(34,831)
Net increase (decrease)	(529)	1,197	$ (31,091)	$ 71,446
Income Replacement 2036
Shares sold	5,380	60,575	$ 314,674	$ 3,723,337
Reinvestment of distributions	3,866	1,180	225,023	72,003
Shares redeemed	(8,182)	(17,654)	(479,467)	(1,079,909)
Net increase (decrease)	1,064	44,101	$ 60,230	$ 2,715,431
Class I
Reinvestment of distributions	0A	0A	$ 25	$ 15
Shares redeemed	(1)	-	(38)	-
Net increase (decrease)	(1)	0A	$ (13)	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	141	353	$ 7,909	$ 20,577
Reinvestment of distributions	106	67	5,883	3,892
Shares redeemed	-	(614)	-	(35,485)
Net increase (decrease)	247	(194)	$ 13,792	$ (11,016)
Class T
Reinvestment of distributions	98	49	5,461	2,834
Shares redeemed	(67)	(141)	(3,758)	(8,284)
Net increase (decrease)	31	(92)	$ 1,703	$ (5,450)
Class C
Shares sold	-	858	$ -	$ 50,000
Reinvestment of distributions	57	31	3,146	1,825
Shares redeemed	(200)	(1,045)	(11,180)	(61,313)
Net increase (decrease)	(143)	(156)	$ (8,034)	$ (9,488)
Income Replacement 2038
Shares sold	2,361	39,133	$ 134,202	$ 2,291,014
Reinvestment of distributions	3,495	2,388	194,641	139,599
Shares redeemed	(12,704)	(41,971)	(694,478)	(2,452,184)
Net increase (decrease)	(6,848)	(450)	$ (365,635)	$ (21,571)
Class I
Reinvestment of distributions	22	15	1,219	853
Shares redeemed	(31)	-	(1,613)	-
Net increase (decrease)	(9)	15	$ (394)	$ 853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Fidelity Income Replacement 2040 Fund
Class A
Reinvestment of distributions	57	42	$ 3,232	$ 2,481
Shares redeemed	(90)	(103)	(5,174)	(6,114)
Net increase (decrease)	(33)	(61)	$ (1,942)	$ (3,633)
Class T
Shares sold	9,234	1,830	$ 527,973	$ 109,770
Reinvestment of distributions	288	120	16,389	7,117
Shares redeemed	(5,032)	(659)	(285,499)	(39,850)
Net increase (decrease)	4,490	1,291	$ 258,863	$ 77,037
Class C
Shares sold	-	1,840	$ -	$ 108,577
Reinvestment of distributions	90	87	5,084	5,180
Shares redeemed	(19)	(2,499)	(1,082)	(149,993)
Net increase (decrease)	71	(572)	$ 4,002	$ (36,236)
Income Replacement 2040
Shares sold	15,242	53,795	$ 879,029	$ 3,230,063
Reinvestment of distributions	4,639	3,039	263,836	181,300
Shares redeemed	(9,433)	(42,220)	(546,353)	(2,537,333)
Net increase (decrease)	10,448	14,614	$ 596,512	$ 874,030
Class I
Reinvestment of distributions	11	8	$ 621	$ 463
Shares redeemed	(18)	(3)	(992)	(206)
Net increase (decrease)	(7)	5	$ (371)	$ 257
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	48	2,072	$ 2,788	$ 125,907
Reinvestment of distributions	365	237	20,735	14,198
Shares redeemed	(1,766)	(1,453)	(102,340)	(86,993)
Net increase (decrease)	(1,353)	856	$ (78,817)	$ 53,112
Class T
Shares sold	7	700	$ 406	$ 41,128
Reinvestment of distributions	254	186	14,427	11,114
Shares redeemed	(970)	(125)	(56,388)	(7,570)
Net increase (decrease)	(709)	761	$ (41,555)	$ 44,672
Class C
Shares sold	5,320	4,023	$ 289,821	$ 245,084
Reinvestment of distributions	224	121	12,653	7,202
Shares redeemed	(5,250)	(578)	(299,116)	(33,711)
Net increase (decrease)	294	3,566	$ 3,358	$ 218,575
Income Replacement 2042
Shares sold	33,625	248,290	$ 1,903,282	$ 14,796,396
Reinvestment of distributions	17,582	13,448	1,000,062	803,603
Shares redeemed	(128,403)	(249,491)	(7,322,107)	(14,963,034)
Net increase (decrease)	(77,196)	12,247	$ (4,418,763)	$ 636,965
Class I
Shares sold	-	1,438	$ -	$ 86,458
Reinvestment of distributions	72	64	4,112	3,816
Shares redeemed	(737)	(911)	(42,414)	(55,927)
Net increase (decrease)	(665)	591	$ (38,302)	$ 34,347

A Amount represents less than one share.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds:

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	20%	10%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the management contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Income Replacement 2016 Fund

Income Replacement 2018 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

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Income Replacement 2024 Fund

Income Replacement 2026 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

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Income Replacement 2032 Fund

Income Replacement 2034 Fund

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

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Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject. The Board noted that the comparisons for 2014 reflect a revised Total Mapped Group that includes only non-target date funds-of-funds that invest in affiliated funds.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-USAN-0316
1.848186.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 28, 2016